File No. 333-120600
Filed on April 29, 2016	File No. 811-21613
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	12	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	19	☒
(Check appropriate box or boxes)
VARIABLE ANNUITY ACCOUNT B
(SecureDesigns)
(Exact Name of Registrant)
First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)
350 Park Ave, 14th Floor, New York, NY 100022
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code:
1-800-355-4570
Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:
☐immediately upon filing pursuant to paragraph (b) of Rule 485
☒on May 1, 2016, pursuant to paragraph (b) of Rule 485
☐60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐on May 1, 2016, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2016
Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, LLC.

6959	32-69594-00 2016/05/01

SECUREDESIGNS® VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the SecureDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
•	AB VPS Dynamic Asset Allocation
•	AB VPS Small/Mid Cap Value
•	American Century VP Ultra®
•	American Century VP Value
•	American Funds IS® Asset Allocation
•	American Funds IS® Global Bond
•	American Funds IS® Global Growth
•	American Funds IS® Growth-Income
•	American Funds IS® International
•	American Funds IS® New World
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock High Yield V.I.
•	ClearBridge Variable Aggressive Growth
•	ClearBridge Variable Small Cap Growth
•	Dreyfus IP MidCap Stock
•	Dreyfus IP Small Cap Stock Index
•	Dreyfus IP Technology Growth
•	Dreyfus VIF Appreciation
•	Dreyfus VIF International Value
•	Fidelity® VIP Equity-Income
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP High Income
•	Fidelity® VIP Overseas
•	Franklin Founding Funds Allocation VIP Fund
•	Franklin Income VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Strategic Income VIP Fund
•	Guggenheim VIF All Cap Value
•	Guggenheim VIF Alpha Opportunity
•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity
•	Guggenheim VIF CLS AdvisorOne Growth and Income
•	Guggenheim VIF Floating Rate Strategies

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016
6959	Protected by U.S. Patent No. 7,251,623 B1.	32-69594-00 2016/05/01

•	Guggenheim VIF Global Managed Futures Strategy
•	Guggenheim VIF High Yield
•	Guggenheim VIF Large Cap Value
•	Guggenheim VIF Long Short Equity
•	Guggenheim VIF Macro Opportunities
•	Guggenheim VIF Managed Asset Allocation
•	Guggenheim VIF Mid Cap Value
•	Guggenheim VIF Multi-Hedge Strategies
•	Guggenheim VIF Small Cap Value
•	Guggenheim VIF StylePlus Large Core
•	Guggenheim VIF StylePlus Large Growth
•	Guggenheim VIF StylePlus Mid Growth
•	Guggenheim VIF StylePlus Small Growth
•	Guggenheim VIF Total Return Bond
•	Guggenheim VIF World Equity Income
•	Morningstar Aggressive Growth ETF Asset Allocation (formerly Ibbotson Aggressive Growth ETF Asset Allocation)
•	Morningstar Balanced ETF Asset Allocation (formerly Ibbotson Balanced ETF Asset Allocation)
•	Morningstar Conservative ETF Asset Allocation (formerly Ibbotson Conservative ETF Asset Allocation)
•	Morningstar Growth ETF Asset Allocation (formerly Ibbotson Growth ETF Asset Allocation)
•	Morningstar Income and Growth ETF Asset Allocation (formerly Ibbotson Income and Growth ETF Asset Allocation)
•	Invesco V.I. Comstock
•	Invesco V.I. Equity and Income
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Money Market
•	Invesco V.I. Government Securities
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Mid Cap Growth
•	Invesco V.I. Value Opportunities
•	Ivy Funds VIP Asset Strategy
•	Janus Aspen Enterprise
•	Janus Aspen Janus Portfolio
•	JPMorgan Insurance Trust Core Bond Portfolio
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Developing Growth VC
•	MFS® VIT II Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Equity
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Core Bond Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Total Return
•	Putnam VT Small Cap Value
•	Royce Micro-Cap
•	T. Rowe Price Health Sciences
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund
•	Western Asset Variable Global High Yield Bond

1.	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See "Closed Subaccounts."
Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2016, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675‑0497 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 54 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Credit — For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value.
Contract — The flexible premium deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.
Fixed Account — An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the "Fixed Account."
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

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Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies.
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
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Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."
Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."
At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4% ; or
•	0-Year or 4-Year Alternate Withdrawal Charge.
The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhance-ments. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.
The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.
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The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."
Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."
Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly Rider charge from Contract Value allocated to the Separate Account beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
For information on rider charges, please see "Optional Rider Expenses" in the Expense Table.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."
Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."
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Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."
Loan Interest Charge. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses  — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1     The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, and /or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

Periodic Expenses  — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Account Administration Charge	$30[1]
Net Loan Interest Charge[2]	4.4%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%[3]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.70%[4]
Total Separate Account Annual Expenses	2.70%
1          An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
2         The net loan cost of 4.4% is the difference between the  amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).
3         The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."
4         If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) Total rider charges cannot exceed 1.70% of Contract Value (1.55% for Contracts was issued before September 1, 2005 without the 0-Year Alternate Withdrawal Charge Rider; and 1.00% with the 0-Year Alternate Withdrawal Charge Rider).

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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate[1]	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider[3]	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%[4]
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%[2]
Extra Credit Rider[3]	3%	0.40%
	5%	0.70%
1     Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2     The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0‑Year Alternate Withdrawal Charge Rider).
3     The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4     If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.57%	3.54%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.57%	3.46%
1     Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2015.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2     Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
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Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,241	$2,360	$3,369	$5,878
If you do not surrender or you annuitize your Contract	$615	$1,837	$3,029	$5,878

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$968	$1,577	$2,107	$3,589
If you do not surrender or you annuitize your Contract	$332	$1,014	$1,718	$3,589

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.
The Principal Underwriter for the Contract is Security Distributors, LLC. ("SDL"), One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest

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 its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds' prospectus.
Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company,

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each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.
A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus.  We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliate Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its affiliate, Security Distributors, LLC. ("SDL"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (and/or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the invest-ment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more infor-mation). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0 .10 % to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof in the form of 12b‑1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and

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certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub‑adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub‑adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
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Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Our Ratings. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and claims-paying ability.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.
The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders below.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the Company will reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Subaccounts within 12 months preceding the date of the Owner's death; provided that the death benefit defined in 1 below will not be so reduced. However, the Company will not reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Fixed Account. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any withdrawals (including systematic withdrawals) and withdrawal charges;

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2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates:  (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.
This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for Election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the Annual Stepped Up Death Benefit Rider.
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The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhance-ments through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge increases in correlation to Purchase Payments and no off-setting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
* Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.
Alternate Withdrawal Charge — This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) are appropriate based on your circumstances. See "Extra Credit."
Riders Previously Available for Purchase— A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider for a description of these riders.
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Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or

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more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account." You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the

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applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account." You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."
You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

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•	The total dollar amount being transferred;
•	The number of transfers you made within a period of calendar days;
•	Transfers to and from (or from and to) the same Subaccount;
•	Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners and Participants.
If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only to Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
AB VPS Dynamic Asset Allocation, AB VPS Small/Mid Cap Value	30 days
American Century VP Ultra®, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® New World	30 days
BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I.	30 days
ClearBridge Variable Aggressive Growth, ClearBridge Variable Small Cap Growth, Western Asset Variable Global High Yield Bond	30 days
Dreyfus IP MidCap Stock, Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 Days
Fidelity® VIP Equity-Income, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Overseas	60 days
Franklin Founding Funds Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund	30 days
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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Alpha Opportunity, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggen-heim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggen-heim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggen-heim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Growth and Income,	Unlimited
Invesco V.I. Comstock, Invesco V.I. Equity and Income, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. Value Opportunities
30 days
Invesco V.I. Government Money Market	Unlimited
Ivy Funds VIP Asset Strategy	60 days
Janus Aspen Enterprise, Janus Aspen Janus Portfolio	30 days
JPMorgan Insurance Trust Core Bond Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation, Morningstar Balanced ETF Asset Allocation, Morningstar Conservative ETF Asset Allocation, Morningstar Growth ETF Asset Allocation, Morningstar Income and Growth ETF Asset Allocation
30 days
Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Core Bond Fund/VA, Oppenheimer Global Fund/VA , Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return
30 days
Putnam VT Small Cap Value	30 days
Royce Micro-Cap	30 days
T. Rowe Price Health Sciences	30 days
Templeton Developing Markets VIP Fund, Templeton Global Bond VIP Fund	30 days

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
    You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter

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that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Invesco V.I. Government Money Market Subaccount, the Guggenheim VIF CLS AdvisorOne Global Diversified Equity Subaccount, or the Guggenheim VIF CLS AdvisorOne Growth and Income Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market

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timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was 10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subac-count, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts

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the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjust-ment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5. See "Annuity Period." A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."
If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."
The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." Contract Value will also be

26

reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit." No partial withdrawal will be processed which would result in a withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments

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received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any reductions caused by previous withdrawals, including withdrawal charges, or
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied to the Subaccounts during the 12 months prior to the date of the Owner's death)
If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied to the Subaccounts during the 12 months prior to the Owner's date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under on the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.
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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge.
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The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
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Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.
Loan Interest Charge The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract

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Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue.
The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.
Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate[1]	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider[3]	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%[4]
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%[2]
Extra Credit Rider[3]	3%	0.40%
	5%	0.70%
1     Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2     The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0‑Year Alternate Withdrawal Charge Rider).
3     The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory
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fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.
The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity.
Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner can-not change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed

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interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B.    Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period

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certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by 1,000 and the result is multiplied by the rate per 1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan,

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the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.
The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary.
The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value

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allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account." If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."
Contract Charges — Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition,

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to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subac-counts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

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•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, The Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Invesco V.I. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA")). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline

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requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service ("IRS") on form 1099‑R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59½. The Contract will terminate automa-tically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under "Tax Penalties."
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989.

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Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.
The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), as of the date of this prospectus, and is not intended as tax advice. No representa-tion is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpreta-tions by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
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Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract-owner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross

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income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non‑taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under

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state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
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The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for deter-mining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes

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disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or other-wise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retire-ment plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 in 2016. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax‑free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non‑deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income for 2016 ($184,000 to $194,000 for married filing joint returns).

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Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee's spouse (or employee's former spouse as beneficiary or alternate payee), an "eligible retirement plan" will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."
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Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "invest-ment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although

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unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Closed Subaccount s  — The American Century VP Mid Cap Value Subaccount is only available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that had Contract Value in the subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as "Automatic Investment Program"). If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the subaccount, subject to transfer restrictions. Allocations to the subaccount pursuant to an Automatic Investment Program, will continue to be in effect.
Effective April 29, 2016, the Transparent Value Directional Allocation VI Subaccount is no longer available for the allocation of Purchase Payments or the transfer of Contract Value. Transfers of Contract Value include Automatic Investment Program allocations.
In the event that we receive a request to allocate Purchase Payments or Contract Value to either the American Century VP Mid Cap Value Subaccount or the Transparent Value Directional Allocation VI Subaccount ("the Closed Subaccounts"), we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's

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Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts without Contract Value in a Closed Subaccount as of their respective close date . If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the respective close date of each Closed Subaccount. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions .
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the

50

statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial represen-tative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC. ("SDL") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, LLC. ("SDL"), for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
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SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDL for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL . During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $264,322, $236,569, and $129,219 respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representa-tive for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.
These payments may be significant, and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract

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over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Invesco V.I. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for Invesco V.I. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Invesco V.I. Government Money Market Subaccount yields may also become extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30‑day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Invesco V.I. Government Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).
Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31,

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2015, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A
ADMINISTRATIVE SERVICES ARRANGEMENTS
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective prospectuses and summary prospectuses. Prospectuses and summary prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AB
AB VPS Small/ Mid Cap Value	B	Seeks long-term growth of capital.	AB
American Century VP Ultra®	II	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent invest-ment management.	BlackRock Advisors, LLC
ClearBridge Variable Aggressive Growth	II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC (Western Asset Mgmt. Co. manages the portion of the fund's cash and short-term investments allocated to it.)	Clearbridge Inv., LLC
ClearBridge Variable Small Cap Growth	I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC (Western Asset Mgmt. Co. manages the portion of the fund's cash and short-term investments allocated to it.)	Clearbridge Inv., LLC
Dreyfus IP MidCap Stock	Service
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
			The Dreyfus Corporation
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® VIP Equity‑Income	Service Class 2
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
			Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Franklin Founding Funds Allocation VIP Fund	4	Seeks capital appreciation, with income as a secondary goal.	Franklin Templeton Services, LLC
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Alpha Opportunity		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco V.I. Government Money Market	Series II	Seeks to provide current income consistent with preservation of capital and liquidity.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the oppor-tunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Morningstar Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Administrative	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Inv. Mgmt. Co. LLC
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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent invest-ment management.	Pacific Inv. Mgmt. Co. LLC
Putnam VT Small Cap Value	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Royce Micro-Cap	Investment	Seeks long-term capital growth.	Royce & Assocs., LLC
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Assocs., Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital apprecia-tion as a secondary consideration.	Franklin Advisers, Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited and Western Asset Mgmt. Co. Pte. Ltd.

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APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
AB VPS Dynamic Asset Allocation	2015	10.01	9.51	789
	2014[7]	10.00	10.01	1,297
AB VPS Small/Mid Cap Value	2015	10.42	9.46	3,650
	2014[7]	10.00	10.42	727
American Century VP Mid Cap Value	2015	13.67	12.96	61,999
	2014	12.21	13.67	63,885
	2013	9.76	12.21	63,292
	2012	8.72	9.76	12,110
	2011	9.13	8.72	12,239
	2010	7.97	9.13	5,775
	2009	6.37	7.97	4,325
	2008	8.76	6.37	3,149
	2007[3]	10.00	8.76	3,344
American Century VP Ultra®	2015	15.82	16.16	75,811
	2014	14.96	15.82	19,581
	2013	11.34	14.96	15,039
	2012	10.35	11.34	27,814
	2011	10.65	10.35	35,613
	2010	9.55	10.65	17,981
	2009	7.37	9.55	26,092
	2008	13.11	7.37	31,464
	2007	11.27	13.11	21,562
	2006	12.11	11.27	18,946
American Century VP Value	2015	18.55	17.14	63,740
	2014	17.05	18.55	71,713
	2013	13.47	17.05	66,167
	2012	12.20	13.47	56,575
	2011	12.56	12.20	62,131
	2010	11.54	12.56	63,089
	2009	10.01	11.54	57,872
	2008	14.19	10.01	56,273
	2007	15.56	14.19	46,615
	2006	13.64	15.56	17,046
American Funds IS® Asset Allocation	2015	10.16	9.90	23,612
	2014[7]	10.00	10.16	588
American Funds IS® Global Bond	2015	9.47	8.74	7,974
	2014[7]	10.00	9.47	3,405
American Funds IS® Global Growth	2015	10.13	10.41	22,094
	2014[7]	10.00	10.13	2,049
American Funds IS® Growth-Income	2015	10.59	10.32	30,860
	2014[7]	10.00	10.59	16,203

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Funds IS® International	2015	9.41	8.63	7,763
	2014[7]	10.00	9.41	2,730
American Funds IS® New World	2015	9.02	8.40	787
	2014[7]	10.00	9.02	379
BlackRock Equity Dividend V.I.	2015	10.45	9.98	791
	2014[7]	10.00	10.45	0
BlackRock Global Allocation V.I.	2015	9.84	9.38	12,108
	2014[7]	10.00	9.84	0
BlackRock High Yield V.I.	2015	9.68	8.96	6,825
	2014[7]	10.00	9.68	719
ClearBridge Variable Aggressive Growth	2015	16.44	15.53	71,217
	2014	14.22	16.44	92,379
	2013	10.02	14.22	83,581
	2012	8.78	10.02	208,728
	2011	8.92	8.78	95,262
	2010	7.43	8.92	169,017
	2009	5.75	7.43	115,391
	2008	10.04	5.75	136,580
	2007	10.39	10.04	57,467
	2006[1]	10.00	10.39	37,808
ClearBridge Variable Small Cap Growth	2015	15.93	14.67	16,363
	2014	15.89	15.93	12,888
	2013	11.22	15.89	16,201
	2012	9.75	11.22	1,910
	2011	9.98	9.75	9,522
	2010	8.28	9.98	12,419
	2009	6.02	8.28	8,853
	2008	10.54	6.02	13,379
	2007	9.96	10.54	1,601
	2006[1]	10.00	9.96	0
Dreyfus IP MidCap Stock	2015	10.71	10.06	10,257
	2014[7]	10.00	10.71	5,429
Dreyfus IP Small Cap Stock Index	2015	10.47	9.85	7,152
	2014[7]	10.00	10.47	7,995
Dreyfus IP Technology Growth	2015	15.41	15.72	8,887
	2014	15.01	15.41	5,036
	2013	11.76	15.01	3,363
	2012	10.59	11.76	3,659
	2011	11.95	10.59	4,678
	2010	9.57	11.95	33,278
	2009	6.33	9.57	7,957
	2008	11.18	6.33	5,982
	2007	10.14	11.18	7,962
	2006	10.12	10.14	262
Dreyfus VIF Appreciation	2015	10.27	9.62	605
	2014[7]	10.00	10.27	2,694

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus VIF International Value	2015	9.48	8.85	35,806
	2014	10.88	9.48	36,270
	2013	9.21	10.88	26,809
	2012	8.50	9.21	27,854
	2011	10.86	8.50	39,356
	2010	10.82	10.86	90,582
	2009	8.60	10.82	87,866
	2008	14.28	8.60	69,360
	2007	14.27	14.28	29,784
	2006	12.10	14.27	28,047
Fidelity® VIP Equity-Income	2015	10.23	9.44	7,038
	2014[7]	10.00	10.23	199
Fidelity® VIP Growth & Income	2015	10.57	9.92	25,083
	2014[7]	10.00	10.57	4,017
Fidelity® VIP Growth Opportunities	2015	11.09	11.25	2,370
	2014[7]	10.00	11.09	0
Fidelity® VIP High Income	2015	9.55	8.84	385
	2014[7]	10.00	9.55	0
Fidelity® VIP Overseas	2015	9.24	9.20	6,525
	2014[7]	10.00	9.24	0
Franklin Founding Funds Allocation VIP Fund	2015	10.71	9.67	32,602
	2014	10.82	10.71	17,073
	2013	9.09	10.82	18,280
	2012	8.19	9.09	10,195
	2011	8.65	8.19	5,192
	2010	8.14	8.65	4,357
	2009	6.50	8.14	4,241
	2008[4]	10.00	6.50	1,476
Franklin Income VIP Fund	2015	10.85	9.71	65,262
	2014	10.76	10.85	99,330
	2013	9.81	10.76	93,034
	2012	9.04	9.81	89,716
	2011	9.17	9.04	85,887
	2010	8.45	9.17	106,684
	2009	6.47	8.45	70,459
	2008	9.55	6.47	64,115
	2007[3]	10.00	9.55	84,085
Franklin Mutual Global Discovery VIP Fund	2015	11.27	10.46	83,464
	2014	11.07	11.27	86,796
	2013	9.00	11.07	83,618
	2012	8.25	9.00	68,284
	2011	8.82	8.25	67,969
	2010	8.18	8.82	81,261
	2009	6.89	8.18	72,035
	2008	10.00	6.89	82,757
	2007[3]	10.00	10.00	85,099

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Franklin Small Cap Value VIP Fund	2015	11.71	10.45	29,103
	2014	12.09	11.71	30,816
	2013	9.21	12.09	21,528
	2012	8.08	9.21	25,790
	2011	8.72	8.08	30,066
	2010	7.06	8.72	42,503
	2009	5.67	7.06	22,995
	2008	8.79	5.67	14,569
	2007[3]	10.00	8.79	8,716
Franklin Strategic Income VIP Fund	2015	9.69	8.97	6,293
	2014[7]	10.00	9.69	545
Guggenheim VIF All Cap Value	2015	15.88	14.57	43,843
	2014	15.32	15.88	43,915
	2013	11.94	15.32	47,154
	2012	10.73	11.94	86,220
	2011	11.65	10.73	97,544
	2010	10.37	11.65	116,481
	2009	8.09	10.37	98,458
	2008	13.65	8.09	122,982
	2007	13.78	13.65	74,392
	2006	12.04	13.78	35,472
Guggenheim VIF Alpha Opportunity	2015	20.39	18.72	4,480
	2014	19.36	20.39	25,712
	2013	15.72	19.36	28,255
	2012	14.40	15.72	29,205
	2011	14.68	14.40	36,237
	2010	12.63	14.68	36,441
	2009	10.09	12.63	37,190
	2008	16.00	10.09	41,408
	2007	14.06	16.00	23,641
	2006	12.90	14.06	6,984
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.89	9.85	38,554
	2014	10.93	10.89	106,772
	2013	9.19	10.93	220,548
	2012	8.39	9.19	234,897
	2011	9.40	8.39	255,124
	2010	8.47	9.40	288,247
	2009	6.31	8.47	313,161
	2008	11.51	6.31	356,472
	2007	10.51	11.51	204,544
	2006[1]	10.00	10.51	72,828

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.52	8.79	34,029
	2014	9.71	9.52	53,626
	2013	9.15	9.71	103,828
	2012	8.58	9.15	107,256
	2011	8.93	8.58	118,605
	2010	8.35	8.93	97,756
	2009	7.08	8.35	105,797
	2008	10.50	7.08	82,118
	2007	10.27	10.50	50,789
	2006[1]	10.00	10.27	33,998
Guggenheim VIF Floating Rate Strategies	2015	9.85	9.56	24,118
	2014[7]	10.00	9.85	0
Guggenheim VIF Global Managed Futures Strategy	2015	6.60	6.26	2,459
	2014	6.11	6.60	2,205
	2013	6.19	6.11	2,641
	2012	7.23	6.19	3,435
	2011	8.22	7.23	4,464
	2010	8.85	8.22	2,780
	2009	9.57	8.85	2,648
	2008[5]	10.00	9.57	13,637
Guggenheim VIF High Yield	2015	32.05	29.65	65,820
	2014	32.46	32.05	82,061
	2013	31.38	32.46	81,412
	2012	28.37	31.38	88,635
	2011	29.46	28.37	95,655
	2010	26.50	29.46	95,275
	2009	15.93	26.50	115,442
	2008	23.61	15.93	90,954
	2007	24.02	23.61	62,954
	2006	22.43	24.02	31,608
Guggenheim VIF Large Cap Value	2015	12.65	11.56	116,167
	2014	12.00	12.65	94,392
	2013	9.44	12.00	82,392
	2012	8.48	9.44	69,135
	2011	9.16	8.48	86,934
	2010	8.18	9.16	96,296
	2009	6.72	8.18	122,120
	2008	11.10	6.72	130,020
	2007	10.89	11.10	154,507
	2006	9.27	10.89	10,643

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Long Short Equity	2015	13.79	13.45	10,126
	2014	13.92	13.79	12,296
	2013	12.31	13.92	14,641
	2012	12.24	12.31	18,711
	2011	13.60	12.24	20,593
	2010	12.69	13.60	23,729
	2009	10.35	12.69	27,214
	2008	18.13	10.35	26,693
	2007	15.34	18.13	27,460
	2006	14.30	15.34	9,645
Guggenheim VIF Macro Opportunities	2015	9.98	9.58	6,549
	2014[7]	10.00	9.98	21,471
Guggenheim VIF Managed Asset Allocation	2015	11.60	11.19	43,943
	2014	11.29	11.60	43,449
	2013	10.25	11.29	51,376
	2012	9.40	10.25	55,891
	2011	9.69	9.40	68,118
	2010	9.10	9.69	73,988
	2009	7.52	9.10	74,942
	2008	10.72	7.52	72,624
	2007	10.50	10.72	42,828
	2006	9.73	10.50	17,304
Guggenheim VIF Mid Cap Value	2015	30.16	27.07	62,290
	2014	31.02	30.16	65,067
	2013	24.16	31.02	83,762
	2012	21.42	24.16	89,242
	2011	24.04	21.42	100,833
	2010	21.18	24.04	127,082
	2009	15.28	21.18	164,217
	2008	22.17	15.28	102,989
	2007	22.61	22.17	88,828
	2006	20.47	22.61	67,025
Guggenheim VIF Money Market	2015	7.10	6.82	193,376
	2014	7.40	7.10	206,253
	2013	7.73	7.40	260,927
	2012	8.07	7.73	302,478
	2011	8.42	8.07	414,754
	2010	8.78	8.42	441,813
	2009	9.15	8.78	682,115
	2008	9.30	9.15	612,095
	2007	9.23	9.30	473,826
	2006	9.17	9.23	72,011

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Multi-Hedge Strategies	2015	7.03	6.90	7,198
	2014	6.97	7.03	9,531
	2013	7.12	6.97	13,306
	2012	7.23	7.12	24,439
	2011	7.27	7.23	47,306
	2010	7.10	7.27	62,330
	2009	7.63	7.10	131,239
	2008	9.74	7.63	2,633
	2007[3]	10.00	9.74	0
Guggenheim VIF Small Cap Value	2015	32.83	29.52	14,017
	2014	34.56	32.83	15,815
	2013	26.23	34.56	26,881
	2012	22.79	26.23	19,166
	2011	24.80	22.79	27,326
	2010	21.12	24.80	34,758
	2009	14.06	21.12	36,915
	2008	23.77	14.06	25,757
	2007	22.39	23.77	17,018
	2006	20.49	22.39	5,014
Guggenheim VIF StylePlus Large Core	2015	7.70	7.53	28,394
	2014	6.92	7.70	29,203
	2013	5.58	6.92	48,466
	2012	5.12	5.58	65,277
	2011	5.54	5.12	96,838
	2010	4.94	5.54	115,704
	2009	3.95	4.94	10,047
	2008	6.55	3.95	10,376
	2007	7.15	6.55	9,677
	2006	6.58	7.15	869
Guggenheim VIF StylePlus Large Growth	2015	7.64	7.76	31,787
	2014	6.88	7.64	40,116
	2013	5.57	6.88	119,624
	2012	5.22	5.57	126,716
	2011	5.67	5.22	126,458
	2010	5.05	5.67	129,704
	2009	3.93	5.05	180,386
	2008	6.48	3.93	52,219
	2007	7.18	6.48	60,397
	2006	6.93	7.18	51,367

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF StylePlus Mid Growth	2015	11.06	10.64	18,261
	2014	10.15	11.06	30,861
	2013	8.08	10.15	61,906
	2012	7.24	8.08	72,240
	2011	7.86	7.24	84,509
	2010	6.57	7.86	93,959
	2009	4.74	6.57	89,006
	2008	8.19	4.74	81,452
	2007	9.50	8.19	85,784
	2006	9.40	9.50	69,807
Guggenheim VIF StylePlus Small Growth	2015	8.32	7.91	12,495
	2014	7.94	8.32	17,786
	2013	5.83	7.94	21,819
	2012	5.43	5.83	25,072
	2011	5.75	5.43	27,577
	2010	4.59	5.75	46,088
	2009	3.52	4.59	32,880
	2008	6.93	3.52	28,287
	2007	6.81	6.93	25,508
	2006	6.73	6.81	13,065
Guggenheim VIF Total Return Bond	2015	10.95	10.67	128,265
	2014	10.52	10.95	126,889
	2013	10.73	10.52	123,738
	2012	10.53	10.73	125,256
	2011	10.39	10.53	113,920
	2010	10.17	10.39	138,648
	2009	9.74	10.17	111,345
	2008	11.08	9.74	69,360
	2007	11.17	11.08	67,393
	2006	11.18	11.17	38,219
Guggenheim VIF World Equity Income	2015	9.66	9.24	126,308
	2014	9.55	9.66	165,655
	2013	8.31	9.55	169,570
	2012	7.40	8.31	178,913
	2011	9.13	7.40	195,762
	2010	8.19	9.13	215,743
	2009	7.10	8.19	237,636
	2008	11.97	7.10	203,408
	2007	11.41	11.97	203,880
	2006	10.10	11.41	98,194

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Comstock	2015	13.00	11.75	33,429
	2014	12.37	13.00	47,410
	2013	9.47	12.37	40,394
	2012	8.27	9.47	40,554
	2011	8.77	8.27	15,840
	2010	7.87	8.77	15,024
	2009	6.36	7.87	13,548
	2008	10.29	6.36	15,672
	2007	10.94	10.29	12,402
	2006[1]	10.00	10.94	51
Invesco V.I. Equity and Income	2015	13.13	12.32	138,368
	2014	12.53	13.13	97,967
	2013	10.42	12.53	96,620
	2012	9.62	10.42	59,317
	2011	10.12	9.62	61,433
	2010	9.38	10.12	56,763
	2009	7.95	9.38	62,292
	2008	10.68	7.95	34,264
	2007	10.73	10.68	22,006
	2006[1]	10.00	10.73	5,685
Invesco V.I. Global Health Care	2015	21.40	21.26	10,199
	2014	18.56	21.40	10,001
	2013	13.71	18.56	20,902
	2012	11.78	13.71	6,307
	2011	11.76	11.78	6,485
	2010	11.60	11.76	7,247
	2009	9.43	11.60	5,664
	2008	13.72	9.43	5,336
	2007	12.74	13.72	8,875
	2006	12.56	12.74	377
Invesco V.I. Global Real Estate	2015	21.51	20.40	34,227
	2014	19.48	21.51	34,052
	2013	19.69	19.48	28,659
	2012	15.96	19.69	25,977
	2011	17.72	15.96	29,189
	2010	15.65	17.72	34,981
	2009	12.35	15.65	34,159
	2008	23.17	12.35	44,774
	2007	25.47	23.17	22,188
	2006	18.54	25.47	5,527

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Government Securities	2015	9.50	9.16	243,122
	2014	9.50	9.50	308,595
	2013	10.15	9.50	209,717
	2012	10.31	10.15	227,518
	2011	9.94	10.31	222,811
	2010	9.84	9.94	179,840
	2009	10.13	9.84	188,666
	2008	10.36	10.13	150,854
	2007	10.05	10.36	188,194
	2006[1]	10.00	10.05	95,191
Invesco V.I. International Growth	2015	15.81	14.83	65,598
	2014	16.40	15.81	82,074
	2013	14.34	16.40	62,362
	2012	12.92	14.34	68,024
	2011	14.42	12.92	76,755
	2010	13.30	14.42	80,038
	2009	10.23	13.30	86,603
	2008	17.87	10.23	66,553
	2007	16.21	17.87	28,435
	2006	13.16	16.21	9,357
Invesco V.I. Mid Cap Core Equity	2015	17.49	16.12	2,418
	2014	17.43	17.49	14,958
	2013	14.09	17.43	30,761
	2012	13.22	14.09	156,012
	2011	14.68	13.22	79,541
	2010	13.40	14.68	43,883
	2009	10.71	13.40	24,883
	2008	15.59	10.71	12,856
	2007	14.82	15.59	8,310
	2006	13.86	14.82	2,085
Invesco V.I. Mid Cap Growth[6]	2015	11.71	11.40	20,692
	2014	11.29	11.71	20,351
	2013	8.58	11.29	28,906
	2012	7.96	8.58	27,199
	2011	8.93	7.96	29,934
	2010	7.82	8.93	29,012
	2009	5.72	7.82	30,352
	2008	11.23	5.72	53,052
	2007	10.55	11.23	24,784
	2006[1]	10.00	10.55	13,235

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Value Opportunities	2015	13.85	11.92	3,410
	2014	13.52	13.85	21,692
	2013	10.53	13.52	27,475
	2012	9.30	10.53	30,175
	2011	9.99	9.30	31,725
	2010	9.70	9.99	31,174
	2009	6.82	9.70	36,009
	2008	14.71	6.82	32,068
	2007	15.07	14.71	30,072
	2006	13.85	15.07	2,551
Ivy Funds VIP Asset Strategy	2015	9.55	8.43	5,729
	2014[7]	10.00	9.55	0
Janus Aspen Enterprise	2015	14.29	14.29	35,270
	2014	13.22	14.29	35,696
	2013	10.40	13.22	74,548
	2012	9.23	10.40	19,636
	2011	9.74	9.23	15,055
	2010	8.06	9.74	28,317
	2009	5.79	8.06	20,293
	2008	10.71	5.79	16,335
	2007[3]	10.00	10.71	84,402
Janus Aspen Janus Portfolio	2015	12.10	12.25	34,553
	2014	11.14	12.10	15,237
	2013	8.90	11.14	15,399
	2012	7.81	8.90	9,449
	2011	8.59	7.81	31,752
	2010	7.80	8.59	46,054
	2009	5.96	7.80	44,680
	2008	10.28	5.96	57,491
	2007[3]	10.00	10.28	5,421
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.99	9.70	65,457
	2014[7]	10.00	9.99	24,529
Lord Abbett Series Bond-Debenture VC	2015	9.86	9.35	12,659
	2014[7]	10.00	9.86	0
Lord Abbett Series Developing Growth VC	2015	10.62	9.39	91,617
	2014[7]	10.00	10.62	0
MFS® VIT Research International	2015	8.94	8.42	44,005
	2014	9.99	8.94	34,653
	2013	8.74	9.99	51,475
	2012	7.80	8.74	55,683
	2011	9.10	7.80	43,620
	2010	8.55	9.10	83,170
	2009	6.80	8.55	42,350
	2008	12.28	6.80	64,112
	2007	11.34	12.28	33,471
	2006[1]	10.00	11.34	6,214

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
MFS® VIT Total Return	2015	11.89	11.39	212,220
	2014	11.41	11.89	287,163
	2013	9.97	11.41	293,031
	2012	9.34	9.97	257,674
	2011	9.54	9.34	255,015
	2010	9.04	9.54	255,042
	2009	7.97	9.04	279,118
	2008	10.65	7.97	162,084
	2007	10.64	10.65	73,845
	2006[1]	10.00	10.64	107,817
MFS® VIT Utilities	2015	17.82	14.63	83,133
	2014	16.45	17.82	70,643
	2013	14.21	16.45	61,922
	2012	13.03	14.21	63,598
	2011	12.70	13.03	77,710
	2010	11.61	12.70	73,349
	2009	9.07	11.61	76,113
	2008	15.15	9.07	76,260
	2007	12.33	15.15	52,456
	2006[1]	10.00	12.33	6,589
Morgan Stanley UIF Emerging Markets Equity	2015	7.90	6.79	38,165
	2014	8.59	7.90	21,608
	2013	9.02	8.59	22,898
	2012	7.81	9.02	6,687
	2011	9.92	7.81	9,344
	2010	8.66	9.92	59,618
	2009	5.28	8.66	30,837
	2008	12.68	5.28	24,235
	2007[3]	10.00	12.68	12,200
Morningstar Aggressive Growth ETF Asset Allocation (formerly Ibbotson Aggressive Growth ETF Asset Allocation)	2015	9.95	9.31	4,418
	2014[7]	10.00	9.95	0
Morningstar Balanced ETF Asset Allocation (formerly Ibbotson Balanced ETF Asset Allocation)	2015	9.96	9.38	16,421
	2014[7]	10.00	9.96	599
Morningstar Conservative ETF Asset Allocation (formerly Ibbotson Conservative ETF Asset Allocation)	2015	9.83	9.35	0
	2014[7]	10.00	9.83	0
Morningstar Growth ETF Asset Allocation (formerly (Ibbotson Growth ETF Asset Allocation)	2015	9.99	9.38	612
	2014[7]	10.00	9.99	596
Morningstar Income and Growth ETF Asset Allocation (formerly Ibbotson Income and Growth ETF Asset Allocation)	2015	9.87	9.35	4,261
	2014[7]	10.00	9.87	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Neuberger Berman AMT Socially Responsive	2015	20.51	19.64	32,753
	2014	19.34	20.51	39,248
	2013	14.61	19.34	32,648
	2012	13.70	14.61	70,225
	2011	14.69	13.70	147,865
	2010	12.42	14.69	59,550
	2009	9.82	12.42	37,466
	2008	16.83	9.82	33,971
	2007	16.28	16.83	19,820
	2006[2]	10.00	16.28	95
Oppenheimer Core Bond Fund/VA	2015	7.18	6.97	37,381
	2014	6.98	7.18	39,541
	2013	7.27	6.98	27,754
	2012	6.85	7.27	70,127
	2011	6.59	6.85	66,187
	2010	6.15	6.59	59,300
	2009	5.86	6.15	69,732
	2008	9.98	5.86	158,626
	2007[3]	10.00	9.98	38,736
Oppenheimer Global Fund/VA	2015	9.91	9.90	29,323
	2014[7]	10.00	9.91	777
Oppenheimer Main Street Small Cap Fund®/VA	2015	25.04	22.65	7,830
	2014	23.29	25.04	8,869
	2013	17.19	23.29	49,932
	2012	15.17	17.19	21,331
	2011	16.13	15.17	18,690
	2010	13.61	16.13	19,851
	2009	10.32	13.61	19,740
	2008	17.28	10.32	19,391
	2007	18.20	17.28	20,865
	2006	16.48	18.20	7,371
PIMCO VIT All Asset	2015	13.12	11.50	9,018
	2014	13.56	13.12	16,186
	2013	14.04	13.56	11,819
	2012	12.68	14.04	43,086
	2011	12.91	12.68	31,142
	2010	11.85	12.91	44,095
	2009	10.12	11.85	41,997
	2008	12.49	10.12	34,076
	2007	11.97	12.49	3,070
	2006	11.87	11.97	330

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT CommodityRealReturn Strategy	2015	6.24	4.47	47,060
	2014	7.95	6.24	36,325
	2013	9.67	7.95	31,226
	2012	9.53	9.67	17,055
	2011	10.70	9.53	20,107
	2010	8.92	10.70	26,023
	2009	6.54	8.92	25,952
	2008	12.09	6.54	26,263
	2007	10.18	12.09	11,367
	2006[1]	10.00	10.18	3,812
PIMCO VIT Emerging Markets Bond	2015	11.29	10.62	1,079
	2014	11.56	11.29	933
	2013	12.91	11.56	14,803
	2012	11.39	12.91	19,364
	2011	11.13	11.39	14,520
	2010	10.32	11.13	31,097
	2009	8.21	10.32	2,411
	2008	9.99	8.21	20,389
	2007[3]	10.00	9.99	4,153
PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)	2015	12.37	11.95	60,467
	2014	11.56	12.37	108,308
	2013	11.94	11.56	96,729
	2012	11.18	11.94	132,284
	2011	10.88	11.18	134,571
	2010	10.41	10.88	135,165
	2009	9.35	10.41	114,324
	2008	9.94	9.35	69,591
	2007	9.96	9.94	65,199
	2006[1]	10.00	9.96	47,964
PIMCO VIT Low Duration	2015	9.57	9.24	71,742
	2014	9.85	9.57	87,754
	2013	10.24	9.85	128,107
	2012	10.04	10.24	96,917
	2011	10.31	10.04	107,709
	2010	10.17	10.31	160,132
	2009	9.32	10.17	133,536
	2008	9.72	9.32	52,930
	2007	9.40	9.72	14,680
	2006	9.38	9.40	20,870

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Real Return	2015	11.52	10.80	173,088
	2014	11.61	11.52	216,926
	2013	13.28	11.61	164,634
	2012	12.67	13.28	203,273
	2011	11.78	12.67	219,337
	2010	11.32	11.78	223,783
	2009	9.93	11.32	283,822
	2008	11.09	9.93	179,856
	2007	10.41	11.09	154,493
	2006	10.72	10.41	57,766
PIMCO VIT Total Return	2015	9.97	9.64	24,287
	2014[7]	10.00	9.97	11,765
Putnam VT Small Cap Value	2015	10.14	9.35	695
	2014[7]	10.00	10.14	0
Royce Micro-Cap	2015	10.64	8.97	20,388
	2014	11.45	10.64	54,057
	2013	9.83	11.45	55,651
	2012	9.48	9.83	68,112
	2011	11.20	9.48	75,262
	2010	8.95	11.20	85,440
	2009	5.88	8.95	80,707
	2008	10.75	5.88	89,509
	2007	10.74	10.75	31,001
	2006[1]	10.00	10.74	11,950
T. Rowe Price Health Sciences	2015	12.38	13.41	17,718
	2014[7]	10.00	12.38	742
Templeton Developing Markets VIP Fund	2015	9.19	7.11	7,643
	2014 [7]	10.00	9.19	259
Templeton Global Bond VIP Fund	2015	9.84	9.07	16,520
	2014[7]	10.00	9.84	2,723
Transparent Value Directional Allocation VI	2015	9.39	8.79	0
	2014[8]	10.00	9.39	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Western Asset Variable Global High Yield Bond	2015	11.05	10.00	11,658
	2014	11.65	11.05	37,638
	2013	11.41	11.65	54,763
	2012	10.03	11.41	33,343
	2011	10.29	10.03	232,566
	2010	9.31	10.29	139,573
	2009	6.24	9.31	12,620
	2008	9.38	6.24	2,835
	2007 [3]	10.00	9.38	579

1         For the period March 13, 2006 (the date first publicly offered) through December 31, 2006.
2         For the period May 1, 2006 (the date first publicly offered) through December 31, 2006.
3         For the period April 30, 2007 (the date first publicly offered) through December 31, 2007.
4         For the period May 1, 2008 (the date first publicly offered) through December 31, 2008.
5         For the period November 17, 2008 (the date first publicly offered) through December 31, 2008.
6         Effective April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth. The values in the table for the period prior to the merger reflect investment in Invesco V.I. Capital Development.
7         For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.
8         For the period July 1, 2014 (the date first publicly offered) through December 31, 2014.

APPENDIX B
Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount the Fixed Account and Loan Account; however, you will still pay the rider charge appli-cable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniver-sary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.
Guaranteed Minimum Withdrawal Benefit — If you elected this rider when you purchased the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."
Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to zero. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhance-ment (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium

B-1

taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to 0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
B-2

APPENDIX C
Bonus Credit Rider

During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

C-1

SECUREDESIGNS® VARIABLE ANNUITY

Variable Annuity Account B

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2016

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the “Company”) by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the Variable Annuity Account B (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim VIF StylePlus Large Cap Core Strategy Subaccount and no Riders, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75
The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VIF StylePlus Large Cap Core Strategy Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2016 . The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000, can be made to a 403(b) annuity during the 2016 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a)  $3,000 : (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule: or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2016 is the lesser of (i) $53,000, or (ii) 100% of the employee’s annual compensation.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.

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Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 (for 2016) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000. Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2015 , 2014 , and 2013 , the Company paid $930,442, $536,448, and $500,216, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

5

Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 , and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2015 , and for each of the specified periods ended December 31, 2015 and 2014, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, are set forth herein, following this section.
The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements and Supplementary Information (Statutory Basis)
First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Years Ended December 31, 2015 and 2014
With Reports of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Financial Statements and Supplementary Information
(Statutory Basis)
Years Ended December 31, 2015 and 2014

Contents

Report of Independent Auditors	1

Audited Financial Statements – Statutory Basis

Balance Sheets	3
Statements of Operations	4
Statements of Changes in Capital and Surplus	5
Statements of Cash Flow	6
Notes to Financial Statements	7
Supplementary Information	51

Report of Independent Auditors
The Board of Directors
First Security Benefit Life Insurance and
 Annuity Company of New York
We have audited the accompanying statutory-basis financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), a wholly owned subsidiary of Security Benefit Corporation, which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Industry. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of New York the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Industry, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2015.
Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Industry.
/s/ ERNST & YOUNG
April 29, 2016

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Balance Sheets
(Statutory Basis)

	December 31
	2015	2014
	(In Thousands,
	Except Share Data)
Admitted assets
Investments:
Bonds	$516,321	$472,932
Preferred stocks	–	373
Policy loans	273	125
Short-term investments	18,566	56,808
Cash and cash equivalents	8,332	10,118
Other invested assets	5,293	4,939
Total investments	548,785	545,295

Investment income due and accrued	3,431	2,794
Net deferred income tax asset	1,229	1,326
Other assets	1,105	340
Separate account assets	129,802	141,699
Total admitted assets	$684,352	$691,454

Liabilities and capital and surplus
Liabilities:
Life and annuity reserves	$347,511	$351,306
Funds withheld	176,077	167,319
Other liabilities	2,060	4,708
Net transfers due from separate accounts	(779)	(936)
Asset valuation reserve	2,584	1,793
Separate account liabilities	129,802	141,699
Total liabilities	657,255	665,889

Capital and surplus:
Common stock, $10 par value:
Authorized, issued, and outstanding – 200,000 shares	2,000	2,000
Additional paid-in capital	33,600	33,600
Unassigned deficit	(8,503)	(10,035)
Total capital and surplus	27,097	25,565
Total liabilities and capital and surplus	$684,352	$691,454

See accompanying notes.

3

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Statements of Operations
(Statutory Basis)

	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Revenues:
Annuity considerations and deposits	$23,547	$97,280	$216,934
Net investment income	11,362	8,507	3,489
Other income	2,275	2,668	2,696
Total revenues	37,184	108,455	223,119

Benefits and expenses:
Increase (decrease) in reserves and funds for all policies	(12,737)	59,501	188,157
Surrender benefits	35,804	41,996	27,595
Annuity benefits	7,363	5,160	2,195
Commissions	691	2,737	6,944
Other insurance operating expenses	2,551	1,898	2,018
Total benefits and expenses	33,672	111,292	226,909

Income (loss) from operations before
federal income taxes	3,512	(2,837)	(3,790)
Federal income tax expense (benefit)	661	897	(353)
Income (loss) from operations before net
realized losses	2,851	(3,734)	(3,437)
Net realized losses, net of capital gains tax	(377)	(51)	(20)
Net income (loss)	$2,474	$(3,785)	$(3,457)

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Statements of Changes in Capital and Surplus
(Statutory Basis)

		Additional		Unassigned	Total
	Common	Paid-In	Contingency	Surplus	Capital and
	Stock	Capital	Surplus	(Deficit)	Surplus
			(In Thousands)

Balance at January 1, 2013	$2,000	$8,600	$–	$(1,037)	$9,563
Net loss	–	–	–	(3,457)	(3,457)
Change in asset valuation reserve	–	–	–	(496)	(496)
Change in net deferred income taxes	–	–	–	1,121	1,121
Contributed surplus from parent	–	25,000	–	–	25,000
Change in nonadmitted assets	–	–	–	(1,093)	(1,093)
Balance at December 31, 2013	$2,000	$33,600	$–	$(4,962)	$30,638
Net loss	–	–	–	(3,785)	(3,785)
Change in asset valuation reserve	–	–	–	(967)	(967)
Change in net deferred income taxes	–	–	–	2,116	2,116
Change in nonadmitted assets	–	–	–	(2,437)	(2,437)
Balance at December 31, 2014	2,000	33,600	–	(10,035)	25,565
Net income	–	–	–	2,474	2,474
Change in asset valuation reserve	–	–	–	(791)	(791)
Change in net deferred income taxes	–	–	–	(137)	(137)
Change in nonadmitted assets	–	–	–	161	161
Change in net unrealized capital losses, net of tax	–	–	–	(175)	(175)
Balance at December 31, 2015	$2,000	$33,600	$–	$(8,503)	$27,097

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Statements of Cash Flow
(Statutory Basis)

	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Operation activities
Revenues:
Premium and annuity considerations	$23,547	$97,280	$216,934
Net investment income	9,091	6,253	2,366
Other income	3,255	3,783	3,422
Benefits and expenses:
Benefits and surrenders	(43,196)	(47,099)	(29,820)
Net transfers from separate accounts	9,103	11,988	11,954
Commissions, expenses, and other deductions	(4,594)	(6,052)	(8,672)
Federal income taxes, including net tax
on capital gains	(812)	(560)	–
Net cash provided by (used in) operations	(3,606)	65,593	196,184

Investment activities
Proceeds from sales, maturities, or repayments
of investments:
Bonds	121,817	85,003	68,303
Stocks	373	–	2,081
Other invested assets	–	874	604
Other proceeds	604	729	1,425
Cost of investments acquired:
Bonds	(164,146)	(259,663)	(266,359)
Other invested assets	(503)	–	(1,380)
Other applications	(2,732)	–	(1,111)
Net (increase) decrease in policy loans	(148)	(26)	(31)
Net cash used in investment activities	(44,735)	(173,083)	(196,468)

Financing and miscellaneous activities
Cash provided:
Surplus contribution from parent	–	–	25,000
Change in funds withheld	8,758	10,318	3,015
Other cash (used) provided	(445)	682	(1,682)
Net cash provided by financing and miscellaneous activities	8,313	11,000	26,333

Decrease in cash and cash equivalents
and short-term investments	(40,028)	(96,490)	26,049
Cash and cash equivalents and short-term
investments at beginning of year	66,926	163,416	137,367
Cash and cash equivalents and short-term
investments at end of year	$26,898	$66,926	$163,416

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements
(Statutory Basis)

December 31, 2015
1. Significant Accounting Policies

 Organization
First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in the States of New York and Kansas and was organized to offer insurance products in the State of New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), a holding company domiciled in the State of Kansas.
Basis of Presentation
The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services – Insurance Division (the Department).
The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York in determining and reporting the financial condition and results of operations of an insurance company for purposes of determining its solvency under the New York Insurance Law.
The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York.
Statutory accounting practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:
Investments
Investments in bonds and non-redeemable preferred stock are carried at amortized cost or market value based on the NAIC designation. Equity securities are carried at market value with changes in market value charged directly to surplus. GAAP requires that such securities be classified as
7

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
held to maturity, trading, or available for sale. Under GAAP, securities classified as held to maturity are carried at amortized cost, and securities classified as trading or available for sale are carried at fair value. Unrealized holding gains and losses are reported in income for those securities classified as trading or as a separate component of stockholder’s equity for those securities classified as available for sale.
For statutory purposes, all single-class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets other than high credit quality securities are adjusted using the prospective method when there is a change in estimated future cash flow. If it is determined that a decline in fair value is other than temporary, losses are bifurcated between credit and non-credit-related impairments. Credit impairments are recognized in earnings, and non-credit-related impairments are reported as a component of equity. For high credit quality securities, the retrospective method is used when there is a change in estimated future cash flow. For statutory purposes, loan-backed and structured securities that are other-than-temporarily impaired are written down to the present value of discounted estimated future cash flows.
Valuation Reserve Liabilities
As prescribed by the NAIC, the asset valuation reserve (AVR) is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of fixed maturity securities, equity securities, mortgage loans, real estate, and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. AVR is not recognized under GAAP.
As also prescribed by the NAIC, the Company reports an interest maintenance reserve (IMR) that represents the net accumulated unamortized realized capital gains and losses attributable to changes in the general level of interest rates on sales of fixed income investments, principally bonds. Such gains or losses, net of tax, are amortized into income over the remaining period to expected maturity based on groupings of individual securities sold in five-year bands. IMR is not recognized under GAAP.
8

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Policy Acquisition Costs and Value of Business Acquired
The costs of acquiring successful new business are expensed when incurred, rather than being deferred and amortized as required under GAAP. Expense allowances received or paid in connection with reinsurance are recognized as income or expense when due, rather than deferred and amortized as required under GAAP. For GAAP purposes, the value of business acquired (VOBA) is amortized in a similar manner to the amortization of deferred policy acquisition costs. No amounts were recognized for statutory accounting purposes.
Nonadmitted Assets
For statutory accounting purposes, certain assets designated as nonadmitted (principally furniture, equipment, leasehold improvements, intangible assets, prepaid expenses, certain deferred income tax assets, and miscellaneous receivables over 90 days old) are excluded from the balance sheets and charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent those assets are not impaired.
Premiums and Benefits
Revenues for life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting and credited directly to an appropriate policy reserve account without recognizing premium income. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits incurred represent the excess of benefits paid over the policy account value and interest credited to the account values.
Policy Reserves
Reserves are based on statutory mortality, morbidity, and interest requirements, with consideration of future withdrawals. All annuity reserves are calculated on the prescribed reserve basis, which partially offsets the effect of immediately charging policy acquisition costs for commissions to expense. Under GAAP, annuity reserves are carried at account value plus reserves associated with guarantees provided by the Company to the contract holders.
9

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

Reinsurance
The Company reports reinsurance receivables and prepaid reinsurance premiums as reductions of policy and contract liabilities rather than reporting such amounts as assets as required under GAAP.
Funds Withheld
The Company maintains a funds withheld reinsurance liability equal to the statutory carrying value of the assets segregated to support certain reinsurance agreements. For GAAP purposes, the funds withheld reinsurance liability contains an embedded derivative that is bifurcated and fair valued based on the change in the fair value of the underlying segregated assets.
Separate Accounts
For statutory accounting purposes, separate account surplus is created through the use of the Commissioners’ Annuity Reserve Valuation Method and is reported as an unsettled transfer from the separate account to the general account.
Deferred Income Taxes
For statutory accounting purposes, deferred income tax assets are limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent three calendar years; plus (2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the statement of admitted assets, liabilities, and surplus date or 15% of surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill; plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities (DTLs). The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state income taxes.
10

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred tax asset (DTA) is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs that are not realizable.
Embedded Derivatives
Embedded derivatives for statutory accounting are not bifurcated from the host instrument, whereas GAAP accounting requires the embedded derivative to be bifurcated from, accounted for, and reported separately from the host instrument.
Cash and Cash Equivalents
The statutory-basis statements of cash flow reconcile to the changes in cash and cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash and cash equivalents, whereby cash equivalents are financial instruments with an original maturity period of 90 days or less. A reconciliation of capital and surplus at December 31, 2015, 2014, and 2013, and net income for each of the three years in the period ended December 31, 2015, between amounts presented herein and amounts stated in conformity with GAAP is as follows:
	Capital and Surplus			Net Income (Loss)
	2015	2014	2013	2015	2014	2013
			(In Thousands)

Amounts set forth herein	$27,097	$25,565	$30,638	$2,474	$(3,785)	$(3,457)
Unrealized amounts on securities:
Available for sale	(7,326)	1,197	(5,000)	–	–	–
Realized losses	–	–	–	485	207	(510)
Nonadmitted assets	4,245	4,406	1,969	–	–	–
Deferred policy acquisition costs and value of
business acquired	16,118	15,236	13,895	(45)	2,223	6,256
Annuity reserves/account values	(3,083)	(3,550)	(5,891)	(446)	2,329	(2,320)
Deferred income taxes	(1,173)	(4,256)	(765)	(66)	504	(236)
Asset valuation reserve	2,584	1,793	826	–	–	–
Interest maintenance reserve	115	–	–	21	21	8
Funds withheld	(79)	(72)	(82)	–	–	–
Other	(932)	(191)	(284)	(250)	(169)	(105)
Amounts stated in conformity with U.S. GAAP	$37,566	$40,128	$35,306	$2,173	$1,330	$(364)

11

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
Other significant accounting policies include the following:
Investments
Investments are valued as prescribed by the NAIC. Bonds are reported principally at cost, adjusted for amortization of premiums and accrual of discounts using the effective interest method. For mortgage-backed bonds, anticipated prepayments are considered using market consensus prepayment speeds when determining the amortization of premiums and accrual of discounts. Adjustments to discounts or premiums resulting when actual prepayments differ substantially from estimates are determined using the retrospective method. Preferred stocks in good standing are carried at cost. Bonds and preferred stocks not in good standing are carried at the lower of amortized cost or fair value.
Realized capital gains and losses on sales of investments are determined using the average cost method.
For any decline in the market value of an investment that is determined to be other than temporary, the amortized cost basis of the investment is written down to the estimated fair value as of the date of the determination, except for loan-backed and structured securities where the investment is written down to its discounted expected future cash flows, and the amount of the write-down is accounted for as a realized loss.
Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.
Policy loans are stated at the aggregate unpaid balance.
The operations of the Company are subject to the risk of interest rate fluctuations to the extent that there is a difference between the amount of the Company’s interest-earning assets and interest-bearing liabilities that reprice or mature in specified periods. The Company engages in asset-liability management intended to generate an acceptable level of return relative to the levels of interest rate risk, liquidity risk and other forms of risk that exist within the Company.
12

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)

 Reserves for Annuity Policies
The reserves for annuity policies are developed by actuarial methods. Annuity reserves are computed using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law and greater than the guaranteed policy cash values.
For variable annuity contracts, the 1994 MGDB mortality table has been used principally (2012 IAR for 2015 issues), and interest assumptions range from 3.5% to 5.5%. For fixed annuity contracts, the 2000 Annuity Table has been used principally (2012 IAR for 2015 issues), and interest assumptions range from 3.50% to 4.25%.
Recognition of Revenues
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest contracts are recorded as deposits, with revenues consisting of policy charges for the cost of insurance, policy administrative charges, and surrender charges against account balances during the period.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Separate Accounts
The separate accounts are established in conformity with New York insurance laws and are not chargeable with liabilities arising out of any other business of the Company. Premiums designated for investment in the separate accounts are included in revenues with corresponding
13

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
1. Significant Accounting Policies (continued)
liability increases included in benefits. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings held primarily for the benefit of contract holders, are shown as separate captions in the balance sheets. Assets held in the separate accounts are carried at quoted market values or, where quoted market values are not available, at fair market value. The Company receives administrative and risk fees relating to amounts invested in the separate accounts.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant estimates and assumptions include the valuation of investments, determination of OTTI of investments, calculation of liabilities for future policy benefits, the calculation of income taxes, and the recognition of DTAs and DTLs. Actual results could differ from those estimates.
14

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments
The carrying value, gross unrealized gains and losses, and fair value of investments in bonds and equity securities at December 31, 2015 and 2014, are summarized as follows:

		December 31, 2015
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
	(In Thousands)
Bonds:
U.S. Treasury securities and
obligations
of U.S. government coporations
and agencies	$11,291	$42	$209	$11,124
Obligations of government-sponsored
enterprises	37,368	343	441	37,270
Corporate	216,487	2,234	6,566	212,155
Foreign governments	1,419	1	–	1,420
Municipal governments	35,157	1,650	125	36,682
Commercial mortgage-backed	44,873	488	227	45,134
Residential mortgage-backed	19,709	133	685	19,157
Collateralized debt obligations	10,426	59	120	10,365
Other debt obligations	139,591	508	3,026	137,073
Total bonds	$516,321	$5,458	$11,399	$510,380

15

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

2. Investments (continued)
	December 31, 2014
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value
		(In Thousands)
Bonds:
U.S. Treasury securities and
obligations
of U.S. government coporations
and agencies	$38,194	$95	$251	$38,038
Obligations of government-
sponsored enterprises	56,404	802	675	56,531
Corporate	223,006	3,718	1,169	225,555
Foreign governments	1,432	46	–	1,478
Municipal governments	28,945	1,432	25	30,352
Commercial mortgage-backed	23,145	672	21	23,796
Residential mortgage-backed	21,109	337	327	21,119
Collateralized debt obligations	3,409	78	2	3,485
Other debt obligations	77,288	1,111	256	78,143
Total bonds	$472,932	$8,291	$2,726	$478,497

Preferred stocks:
Financial	$373	$6	$–	$379
Total preferred stocks	$373	$6	$–	$379

The carrying amount and fair value of bonds at December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
	Carrying	Fair
	Amount	Value
	(In Thousands)

Due in one year or less	$913	$918
Due after one year through five years	127,607	125,012
Due after five years through ten years	52,457	53,633
Due after ten years	83,377	81,818
Mortgage-backed securities and other asset-backed securities	251,967	248,999
	$516,321	$510,380

16

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
For bonds with unrealized losses as of December 31, 2015 and 2014, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
			December 31, 2015
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government coporations
and agencies	$–	$–	$6,378	$209	$6,378	$209
Obligations of government-sponsored
enterprises	3,380	37	14,578	404	17,958	441
Corporate	75,756	5,299	61,505	1,267	137,261	6,566
Municipal governments	3,234	111	1,813	14	5,047	125
Commercial mortgage-backed	27,105	200	1,753	27	28,858	227
Residential mortgage-backed	6,232	102	8,903	583	15,135	685
Collateralized debt obligations	8,633	116	496	4	9,129	120
Other debt obligations	79,290	2,540	25,667	486	104,957	3,026
Total bonds	$203,630	$8,405	$121,093	$2,994	$324,723	$11,399

Number of securities with unrealized losses		276		131		407
Percent investment grade
(NAIC investment grade 1 and 2)		84%		96%		88%

17

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)

	December 31, 2014
			Greater Than or Equal
	Less Than 12 Months		to 12 Months		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
			(In Thousands)
Bonds:
U.S. Treasury securities and obligations
of U.S. government coporations
and agencies	$8,660	$13	$9,183	$238	$17,843	$251
Obligations of government-sponsored
enterprises	8,077	19	13,139	656	21,216	675
Corporate	69,308	564	21,658	605	90,966	1,169
Municipal governments	2,400	17	917	8	3,317	25
Commercial mortgage-backed	–	–	2,487	21	2,487	21
Residential mortgage-backed	3,348	75	8,011	252	11,359	327
Collateralized debt obligations	498	2	–	–	498	2
Other debt obligations	28,958	227	3,342	29	32,300	256
Total bonds	$121,249	$917	$58,737	$1,809	$179,986	$2,726

Number of securities with unrealized losses		107		91		198
Percent investment grade
(NAIC investment grade 1 and 2)		92%		96%		94%

The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. At present, the Company cannot ascertain the duration of the current market conditions and the resulting impact on such positions, but believes these losses to be temporary.
The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below amortized cost; (2) the issuer’s financial position and access to capital; including the current and future impact of any specific events; and (3) the Company’s intent to sell the security or if it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost. In the evaluation of the potential impairment of asset-backed securities, several additional factors are taken into account,
18

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent that the Company determines that a security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value, or for loan-backed and structured securities, the difference between amortized cost and discounted expected future cash flows, is charged to net income.
The Company has no currently held investments in loan-backed and structured securities with a recognized OTTI based on its intent to sell the security or inability of the Company to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.
The loan-backed and structured securities currently held by the Company with a recognized OTTI, are as follows:

						Date of
	Amortized Cost	Present Value of				Financial
	Prior to Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Statement When
CUSIP	OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
(In Thousands)

80629QAA3	$760	$313	$(447)	$313	$313	6/30/2015
80629QAA3	$313	$156	$(157)	$156	$149	12/31/2015

As of December 31, 2014, the Company held no investments with a recognized other-than-temporary impairment (OTTI).
Impaired loan-backed and structured securities (those whose fair value is less than cost or amortized cost) currently held by the Company, for which an OTTI has not been recognized in earnings as a realized loss, aggregated by length of time that the individual securities have been in a continuous unrealized loss position, are as follows as of December 31, 2015:
	Unrealized	Fair
	Loss	Value
	(In Thousands)

Continuous unrealized loss for less than 12 months	$3,874 $	159,036
Continuous unrealized loss for greater than or equal
to 12 months	909	21,605

19

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2. Investments (continued)
Major categories of net investment income for the years ended December 31, 2015, 2014, and 2013, are summarized as follows:

	2015	2014	2013
		(In Thousands)

Interest on bonds	$19,307	$16,349	$10,292
Dividends on equity securities	23	27	23
Other	13	7	8
Total investment income	19,343	16,383	10,323

Less:
Investment expenses	(702)	(762)	(329)
Ceded to reinsurer	(7,279)	(7,114)	(6,505)
Net investment income	$11,362	$8,507	$3,489

Proceeds from sales of bonds and related realized gains and losses for the years ended December 31, 2015, 2014, and 2013, are as follows:

	2015	2014	2013
		(In Thousands)

Proceeds from sales	$54,785	36,226	51,018
Gross realized gains	1,165	722	459

Gross realized losses	(1,202)	(445)	(883)

2. Investments (continued)
Realized gains net of amounts transferred to the interest maintenance reserve, net of applicable taxes, for the years ended December 31, 2015, 2014 and 2013, consist of the following:
20

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

	2015	2014	2013
	(In Thousands)

Bonds	$(37)$	277	$(424)
Equity securities	–	–	(48)
Other invested assets	–	–	(5)
Total realized gains (losses), net	(37)	277	(477)

Income tax expense	(212)	(126)	158
Net ceded reinsurance gains	145	(121)	(53)
Transferred to the interest maintenance reserve,
net of tax	(273)	(81)	352
Net realized losses	$(377)$	(51)	$(20)

Restricted assets, including pledged assets at December 31, 2015, consist of the following (in thousands):
		GA
		Supporting							Total		Admitted
	Total	Separate		SA Assets		Total			Current-	Gross	Restricted
	General	Account	Total SA	Supporting		From			Year	Restricted	to Total
	Account	(SA)	Restricted	GA		Prior	Increase/		Admitted	to Total	Admitted
	(GA)	Activity	Assets	Activity	Total	Year	(Decrease)		Restricted	Assets	Assets
					(In Thousands)
On deposit with
states	$580	$–	$–	$–	$580	$581	$(1	)$	580	0.08%	0.08%
Pledged as collateral
not captured in
other categories	3,167	–	–	–	3,167	9,195	(6,028)		3,167	0.46%	0.46%
Total restricted
assets	$3,747	$–	$–	$–	$3,747	$9,776	$(6,029	)$	3,747	0.54%	0.54%

2. Investments (continued)
Detail of assets pledged as collateral not captured in other categories at December 31, 2015, consists of the following (in thousands):
21

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
								Total		Admitted
	Total	GA		SA Assets				Current-	Gross	Restricted
	General	Supporting	Total SA	Supporting				Year	Restricted	to Total
	Account	SA	Restricted	GA		Total From	Increase/	Admitted	to Total	Admitted
	(GA)	Activity	Assets	Activity	Total	Prior Year	(Decrease)	Restricted	Assets	Assets
(In Thousands)

Cash and bonds
related to
reinsurance
agreements	$ 3,167	$ -	$ -	$ -	$ 3,167	$ 9,195	$ (6,028)	$ 3,167	0.46%	0.46%
Total	$ 3,167	$ -	$ -	$ -	$ 3,167	$ 9,195	$ (6,028)	$ 3,167	0.46%	0.46%

3. Separate Account Transactions
The Company’s separate accounts are established in conformity with New York Insurance Law Section 4240. Under applicable insurance law, the assets and liabilities of the separate accounts are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the separate account assets applicable to variable annuity contracts held in the separate accounts are not chargeable with liabilities arising out of any other business the Company may conduct.
The Company has separate accounts considered legally insulated from the general account of $129.8 million and $141.7 million as of December 31, 2015 and 2014, respectively.
The separate accounts held by the Company relate primarily to individual variable annuity contracts of a non-guaranteed return nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuity contracts generally provide an incidental death benefit, and some contracts may have a guaranteed minimum living benefit. The minimum death benefit and living benefit reserves are recorded in the Company’s general account. The assets and liabilities of these separate accounts are carried at market value. The maximum guarantee the Company’s general account would provide to its separate account as of December 31, 2015 and 2014, is $1.8 million and $1.5 million, respectively.
3. Separate Account Transactions (continued)
Benefit payments by the general account for those guaranteed liabilities of the separate account for the last five years are as follows (in thousands):
22

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
2015	$2
2014	32
2013	58
2012	31
2011	41

To compensate the general account for the risks taken, the separate account for the last five years paid risk charges to the general account of (in thousands):
2015	$170
2014	217
2013	244
2012	261
2011	300

23

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
Information regarding the separate accounts by risk-based capital (RBC) groupings is as follows:

		December 31, 2015
	Non-Indexed	Non-Indexed	Non-
	Guarantee	Guarantee	Guaranteed
	Less Than or	More Than	Separate
	Equal to 4%	4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$16,503	$16,503

Reserves for accounts with assets at:
Fair value	$–	$–	$129,023	$129,023
Amortized cost	–	–	–	–
Total	$–	$–	$129,023	$129,023

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$128,512	$128,512
Not subject to discretionary
withdrawal	–	–	511	511
Total	$–	$–	$129,023	$129,023

24

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

3. Separate Account Transactions (continued)

		December 31, 2014
	Non-Indexed
	Guarantee Less	Non-Indexed	Non- Guaranteed
	Than or Equal to	Guarantee More	Separate
	4%	Than 4%	Accounts	Total
		(In Thousands)

Premium	$–	$–	$16,595	$16,595

Reserves for accounts with assets at:
Fair value	$–	$–	$140,763	$140,763
Amortized cost	–	–	–	–
Total	$–	$–	$140,763	$140,763

Reserves for accounts by withdrawal
characteristics:
Discretionary withdrawal at fair value	$–	$–	$140,187	$140,187
Not subject to discretionary
withdrawal	–	–	576	576
Total	$–	$–	$140,763	$140,763

25

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
3. Separate Account Transactions (continued)
A reconciliation of the summary of operations of the Company’s separate accounts to the net transfers as recorded in the general account is as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Transfers as reported in the separate accounts:
Transfers to separate accounts	$16,503	$16,595 $	12,281
Transfers from separate accounts	(25,000)	(27,357)	(22,368)
Net transfers as reported in the
separate accounts	(8,497)	(10,762)	(10,087)

Reconciling adjustments:
Fee withdrawals	(458)	(671)	(825)
Other	12	(33)	(181)
Net transfers as reported in the general
account as a decrease in reserves and funds for all
policies	$(8,943)	$(11,466)$	(11,093)

4. Related-Party Transactions
Certain administrative, distribution, actuarial, and accounting functions of the Company are handled by the Company’s affiliated parties. During the years ended December 31, 2015, 2014, and 2013, the Company paid a total of $1,278,000, $827,000, and $692,000, respectively, for these services, which are included in other insurance operating expenses in the statements of operations.
During the years ended December 31, 2015, 2014 and 2013, the Company paid $271,000, $243,000 and $168,000, respectively, in commissions to an affiliated company for sales of its variable annuity products.
During the years ended December 31, 2015, 2014, and 2013, the Company received $95,000, $81,000, and $78,000, respectively, from related parties for administrative services. These fees are included in other income in the statements of operations.
26

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
4. Related-Party Transactions (continued)
During the years ended December 31, 2015, 2014, and 2013, the Company received $146,000, $225,000, and $232,000, respectively, from related parties for administrative services provided in connection with its variable annuities. These revenues are included in other income in the statements of operations.
The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), a related party, to perform investment advisory services. During the years ended December 31, 2015, 2014, and 2013, the Company paid fees of $567,000, $656,000, and $294,000, respectively, for the services performed. These fees are included in net investment income in the statements of operations.
The Company recorded receivables from its parent and related parties in the amounts of $551,000 and $0 and payables of $412,000 and $168,000 in the balance sheets at December 31, 2015 and 2014, respectively, for normal business transactions that are settled on a current basis.
5. Reinsurance
The Company assumes and cedes reinsurance with other companies to provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth.
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Reinsurance assumed:
Premiums	$210	$547	$205
Commissions	$–	$–	$–
Claims	$–	$–	$–
Surrenders	$114	$435	$624

27

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
5. Reinsurance (continued)
Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Reinsurance ceded:
Premiums	$20,008	$20,236	$17,867
Commissions	$957	$1,094	$717
Claims	$–	$–	$2
Surrenders	$16,870	$15,950	$21,735

As of December 31, 2015 and 2014, the value of the Company’s funds withheld under an indemnity retrocession agreement with Guggenheim Life and Annuity Company (GLAC), a related party, was $175.0 million and $166.4 million, respectively. These amounts are included in the funds withheld reinsurance liability on the balance sheets.
The value of the Company’s individual life insurance and living benefit riders are reinsured 100% with Security Benefit Life Insurance Company (SBL). As of December 31, 2015 and 2014, the funds withheld associated with this reinsurance agreement was $1,070,000 and $956,000, respectively.
In the accompanying financial statements, premiums, benefits, settlement expenses, and policy liabilities and accruals are reported net of reinsurance ceded. Accordingly, policy reserves have been shown net of reinsurance credits of $168.9 million and $166.7 million at December 31, 2015 and 2014, respectively. Life insurance in-force ceded at December 31, 2015 and 2014, was $143,000 and $155,000, respectively.
The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers, and requires collateralization of balances where allowable by contract.
28

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
6. Insurance Liabilities
The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2015 and 2014, was $78,000 and $59,000, respectively. The Company’s GMDB reserves are calculated following the assumptions and methodologies prescribed by Actuarial Guideline (AG) 43.
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

		2015			2014
			Weighted-			Weighted-
	Account	Net Amount	Average	Account	Net Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
			(Dollars in Thousands)

Return of premium	$64,416	$739	67	$72,823	$465	67
Step-up	53,291	1,976	67	59,719	1,497	67
Total GMDB	$117,707	$2,715	67	$132,542	$1,962	67

The Company previously offered guaranteed living benefits associated with variable annuity contracts, such as guaranteed minimum income benefits (GMIBs) and guaranteed minimum withdrawal benefits (GMWBs). The Company holds reserves for the guaranteed living benefits equal to the guaranteed living benefit reserve from AG 43. The reserve for the guaranteed living benefits on variable annuity contracts reflected in the general account, which was fully ceded to SBL, as of December 31, 2015 and 2014, was $968,000 and $851,000, respectively.
7. Income Taxes
For the years ended December 31, 2015, 2014, and 2013, the Company filed separate federal and state income tax returns. As of January 1, 2016, the Company will be included in a consolidated Non-Life/Life federal income tax return filed by SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2012. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.
29

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The provision for income taxes includes current federal income tax expense or benefit. Deferred income taxes due to temporary differences between the financial reporting and income tax bases of assets and liabilities are reflected as a change to capital and surplus, subject to limitations. Such deferred taxes relate principally to reserves and deferred policy acquisition costs.
The application of SSAP No. 101, Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the following: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the DTA will be realized. The Company has not recorded a valuation allowance as of December 31, 2015, 2014, and 2013, respectively.
The Company recorded net DTAs of $1.2 million and $1.3 million as of December 31, 2015 and 2014, respectively. The main components of the DTAs are as follows:

		December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,074	$531	$5,605
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,074	531	5,605
d. Deferred tax liabilities	138	–	138
e. Subtotal - net deferred tax asset (c-d)	4,936	531	5,467
f. Deferred tax nonadmitted	3,921	317	4,238
g. Net admitted deferred tax assets (e-f)	$1,015	$214	$1,229

30

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$5,295	$327	$5,622
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	5,295	327	5,622
d. Deferred tax liabilities	112	–	112
e. Subtotal - net deferred tax asset (c-d)	5,183	327	5,510
f. Deferred tax nonadmitted	4,184	–	4,184
g. Net admitted deferred tax assets (e-f)	$999	$327	$1,326

	Change between December 31, 2015 and 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Gross deferred tax assets	$(221)	$204	$(17)
b. Statutory valuation allowance	–	–	–
c. Adjusted gross deferred tax asset (a-b)	(221)	204	(17)
d. Deferred tax liabilities	26	–	26
e. Subtotal - net deferred tax asset (c-d)	(247)	204	(43)
f. Deferred tax nonadmitted	(263)	317	54
g. Net admitted deferred tax assets (e-f)	$16	$(113)	$(97)

31

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
During 2015 and 2014, the Company met the necessary RBC levels to be able to admit the increased amount of DTAs under SSAP No. 101. The amount of each component of the calculation by tax character is as follows:

	December 31, 2015
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$1,015	$214	$1,229
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	–	–	–
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	–	–	–
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	4,268
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	138	–	138
d. DTAs admitted as a result of SSAP No. 101	$1,153	$214	$1,367

32

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December 31, 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$836	$126	$962
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	163	201	364
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	163	201	364
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	3,905
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	112	–	112
d. DTAs admitted as a result of SSAP No. 101	$1,111	$327	$1,438

	Change Between December 31,
		2015 and 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Federal income taxes paid in prior years recoverable
through loss carrybacks	$179	$88	$267
b. Adjusted gross DTAs expected to be realized
(excluding the amount of DTAs from (a) above)
after application of the threshold limitation	(163)	(201)	(364)
1. Adjusted gross DTAs expected to be realized
following the balance sheet date	(163)	(201)	(364)
2. Adjusted gross DTAs allowed per
limitation threshold	xxxx	xxxx	363
c. Adjusted gross DTAs (excluding the amount of
DTAs from (a) and (b) above) offset by
gross DTLs	26	–	26
d. DTAs admitted as a result of SSAP No. 101	$42	$(113)	$(71)

33

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	December
	2015	2014
	(In Thousands)

Ratio percentage used to determine recovery period and	689%	702%
threshold limitation amount
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation	$28,452	$26,033

The Company has no DTLs that have not been recognized.
The Company’s tax planning strategies include the use of reinsurance.
The impact of tax planning strategies is as follows:

	December 31, 2015
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	0.00%	100%	17.39%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	0.00%	100%	17.39%

	December 31, 2014
	Ordinary	Capital	Total

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	2.75%	100%	27.48%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	2.75%	100%	27.48%

34

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	Change Between December 31, 2015 and 2014
	Ordinary	Capital	Total
		(In Thousands)

a. Adjusted gross DTAs (% of total adjusted
gross DTAs)	2.75%	0.00%	10.09%
b. Net admitted adjusted gross DTAs (% of total net
admitted adjusted gross DTAs)	2.75%	0.00%	10.09%

Current income taxes incurred and deferred income taxes consist of the following major components as of December 31:

	2015	2014	Change
		(In Thousands)
1. Current income tax:
a. Federal	$734	$836	$(102)
b. Federal income tax on capital gains	212	126	$86
c. Other	(73)	61	$(134)
d. Federal income taxes incurred	$873	$1,023	$(150)

	2014	2013	Change
		(In Thousands)
1. Current income tax:
a. Federal	$836	$(337)	$1,173
b. Federal income tax on capital gains	126	(158)	$284
c. Other	61	(16)	$77
d. Federal income taxes incurred	$1,023	$(511)	$1,534

35

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)

	2015	2014	Change
		(In Thousands)
2. Deferred tax assets:
a. Ordinary:
1. Deferred policy acquisition costs	$2,038	$2,253	$(215)
2. Net operating loss	–	–	–
3. Policy reserves	3,034	3,040	(6)
4. Other (includes items less than 5% of
ordinary tax assets)	2	2	–
Subtotal	5,074	5,295	(221)

b. Statutory valuation allowance
adjustment	–	–	–
c. Nonadmitted	3,921	4,184	(263)
d. Admitted ordinary deferred tax asset	1,153	1,111	42

e. Capital:
1. Investments	531	–	531
2. Net capital loss carryforward	–	327	(327)
3. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	531	327	204

f. Statutory valuation allowance
adjustment	–	–	–
g. Nonadmitted	317	–	317
h. Admitted capital deferred tax asset	214	327	(113)

i. Admitted deferred tax assets	1,367	1,438	(71)

36

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

7. Income Taxes (continued)

	2015	2014	Change
		(In Thousands)
3. Deferred tax liabilities:
a. Ordinary:
1. Investments	$117	$73	$44
2. Policyholder reserves	21	27	(6)
3. Other (includes items less than 5% of
ordinary tax assets)	-	12	(12)
Subtotal	138	112	26

b. Capital:
1. Investments	–	–	–
2. Other (includes items less than 5% of
ordinary tax assets)	–	–	–
Subtotal	–	–	–

c. Deferred tax liabilities	138	112	26

4. Net deferred tax assets/liabilities	$1,229	$1,326	$(97)

37

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
7. Income Taxes (continued)
The most significant book to tax adjustments for the years ended December 31, 2015, 2014, and 2013, were as follows:
	2015		2014		2013
		Effective Tax		Effective Tax		Effective Tax
	Amount	Rate	Amount	Rate	Amount	Rate
		(In Thousands)

Provision computed at statutory rate	$1,267	35.0%	$(938)	35.0%	$(1,510)	35.0%
Nondeductible expenses	14	0.4%	2	(0.1)	1	–
Dividend received deduction	(160)	(4.4)	(174)	6.5%	(111)	2.6%
Tax exempt interest	(64)	(1.8)	–	–	–	–
Interest maintenance reserves	7	0.2%	7	(0.3)	–	–
Prior year return to provision - permanent	–	–	–	–	(15)	(0.3)
Unrealized gain/loss	(94)	(2.6)	–	–	–	–
Other adjustments	(54)	(1.5)	10	(0.4)	3	(0.1)
Total statutory income taxes	$916	25.3%	$(1,093)	40.7%	$(1,632)	37.8%

Federal income taxes incurred	$873	24.1%	$1,023	(38.2)%	$(511)	11.8%
Change in net deferred income taxes	137	3.8%	(2,116)	78.9	(1,121)	26.0%
Deferred taxes on unrealized losses	(94)	(2.6)	–	–	–	–
Total statutory income taxes	$916	25.3%$	(1,093)	40.7%	$(1,632)	37.8%

At December 31, 2015, there was a state net operating loss (NOL) of $340,000 that will expire in 2028.
The Company recognizes interest and penalties accrued related to the unrecognized tax benefits in interest expense. The Company did not have any interest and penalties recorded for the years ended December 31, 2015, 2014, and 2013.
The Company did not record any tax contingencies as of December 31, 2015 and 2014.
38

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information
In accordance with SSAP No. 100, Fair Value Measurements, the Company groups its financial assets and liabilities measured at fair value into three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:
Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include short-term investments and separate account assets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include collateralized debt obligations that are model-priced by venders using inputs that are observable or derived principally from or corroborated by observable market data.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models and spread-based models and similar techniques using the best information available in the circumstances.
Determination of Fair Value
Under SSAP No. 100, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements in accordance with the fair value hierarchy in SSAP No. 100.
39

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Assets and Liabilities Measured and Reported at Fair Value
Bonds
Bonds include asset-backed securities. For bonds not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Bonds with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
Short-Term Investments
Short-term investments include exempt money market accounts. Assets based on quoted market prices are included in Level 1.
Separate Account Assets
Fair value of equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1.
40

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The following tables present assets measured and reported at fair value for the year ended December 31, 2015 and 2014 as follows:

		December 31, 2015
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)

Bonds - Asset-Backed	$1,887	$–	$148	$1,739
Short-term investments	18,566	18,566	–	–
Separate account assets	129,802	129,802	–	–
Total assets	$150,255	$148,368	$148	$1,739

		December 31, 2014
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)

Short-term investments	$56,808	$56,808	$–	$–
Separate account assets	141,699	141,699	–	–
Total assets	$198,507	$198,507	$–	$–

41

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The changes for all Level 3 assets and liabilities measured and reported at fair value using significant unobservable inputs for the year ended December 31, 2015, is as follows:
Change in
Unrealized
		Total					Gains
		Realized/Unrealized		Purchases,			(Losses) in
	Balance at	Gains and Losses		Issuances,		Balance at	Net Income
	January 1,	Net	Included in	Sales, and		December	for positions
	2015	Income(1)	Surplus	Settlements	Transfers	31, 2015	Still Held
(In Thousands)
Assets:
Bonds:
Asset-backed:	$-	$-	$(261)	$2,000	$ -	$1,739	$-
Total assets	$-	$-	$(261)	$2,000	$ -	$1,739	$-

(1) Realized gains (losses) are generally reported in net realized gains (losses) in the statement of operations.
The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Total
			(In Thousands)

Assets:
Bonds:
Asset-backed:	$2,000	$-	$-	$-	$2,000
Total assets	$2,000	$-	$-	$-	$2,000

The Company did not have any transfers into or out of Levels 1, 2, and 3 for the years ended December 31, 2015 and 2014. The transfers between levels are determined as of the end of the year for which the transfer was completed.
42

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
The Company has a level 3 security for which the fair value of $1.7 million at December 31, 2015 and $0 at December 31, 2014 was based on a non-binding broker quote. The Company did not have any level 3 assets or liabilities measured and reported at fair value at December 31, 2014.
SSAP No. 100 requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.
SSAP No. 100 excludes certain insurance liabilities and nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Bonds – Bonds include fixed maturity securities and asset-backed securities. For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm observable inputs are utilized to price. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs. These
43

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
assets are included in Level 2. The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.
Preferred stock – Fair values of preferred stock are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analysis based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. These assets are included in Level 3.
Other invested assets – Other invested assets include surplus notes. The fair value of these instruments is based on the methodology described above for bonds.
Investment income due and accrued – The Company believes there is minimal risk of material changes in both credit of the issuer and interest rates such that the carrying value of investment income due and accrued approximates fair value. Generally, investment income due and accrued is classified as Level 2.
44

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
8. Fair Value Information (continued)
Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analysis based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed. These liabilities are included in Level 3.
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustments to the fair value of the block are assumed adjustments to the separate account liabilities. These liabilities are included in Level 1.
The following table provides the carrying amount, estimated fair value, and level within the fair value hierarchy of the Company’s financial instruments:
		December 31, 2015
			Fair Value Hierarchy Level
	Carring
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$516,321	$510,380	$–	$483,208	$27,172
Policy loans	273	274	–	–	274
Cash and cash equivalents	8,332	8,332	8,332	–	–
Other invested assets	5,293	5,793	–	5,266	527
Investment income due and				–
accrued	3,431	3,431	–	3,431	–
Investment type insurance
contracts	(331,151)	(317,662)	–	–	(317,662)
Separate account liabilities	(129,802)	(129,802)	(129,802)	–	–

45

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)

8. Fair Value Information (continued)

		December 31, 2014
			Fair Value Hierarchy Level
	Carring
	Amount	Fair Value	Level 1	Level 2	Level 3
			(In Thousands)

Assets (liabilities)
Bonds	$472,932	$478,497	$–	$442,921	$35,576
Preferred stocks	373	379	–	379	–
Policy loans	125	126	–	–	126
Cash and cash equivalents	10,118	10,118	10,118	–	–
Other invested assets	4,755	5,614	–	5,085	529
Investment income due and
accrued	2,794	2,794	–	2,794	–
Investment type insurance
contracts	(335,454)	(319,573)	–	–	(319,573)
Separate account liabilities	(141,699)	(141,699)	(141,699)	–	–

46

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities
The withdrawal characteristics of the liability for future policy benefits for annuities and supplementary contracts and deposits were as follows:
		December 31, 2015
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$218,044	$–	$218,044	34%
At fair value	–	128,512	128,512	20%
Total with adjustment	218,044	128,512	346,556	54%

At fair value with minimum or no
charge or adjustment	284,479	–	284,479	44%
Additional actuarial reserve for
Asset/liability analysis	7,500	–	7,500	1%
Not subject to discretionary
withdrawal	7,360	511	7,871	1%
Subtotal	517,383	129,023	646,406	100%
Less resinsurance ceded	169,872	–	169,872
Totals (net of reinsurance)	$347,511	$129,023	$476,534

47

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities (continued)

		December 31, 2014
	General	Separate
	Account	Account	Total	Percentage
		(Dollars in Thousands)

Subject to discretionary withdrawal:
At book value, less current
surrender charge of 5% or more	$331,826	$–	$331,826	51%
At fair value	–	140,187	140,187	21%
Total with adjustment	331,826	140,187	472,013	72%

At fair value with minimum or no
charge or adjustment	173,130	–	173,130	26%
Additional actuarial reserve for
Asset/liability analysis	7,500	–	7,500	1%
Not subject to discretionary
withdrawal	5,436	576	6,012	1%
Subtotal	517,892	140,763	658,655	100%
Less resinsurance ceded	166,586	–	166,586
Totals (net of reinsurance)	$351,306	$140,763	$492,069

A reconciliation of total annuity actuarial reserves liabilities is as follows as of December 31:
	2015	2014
	(In Thousands)

Life and Accident and Health Annual Statement:
Annuity reserves, total net	$347,511	$351,306

Separate Accounts Annual Statement:
Annuities (excluding supplementary statements)	129,023	140,763
Total annuity actuarial reserves and deposit fund liabilties	$476,534	$492,069

48

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
9. Annuity and Deposit Liabilities (continued)
The Company completed an asset adequacy analysis of the statutory reserves for fixed and variable deferred annuities. This analysis was accomplished by running the standard seven deterministic scenarios and an additional 100 stochastic equity and interest rate scenarios in the cash flow testing model. As a result of the requirements specified in the Department’s Special Considerations Letter, an additional Cash Flow Testing reserve was established as of December 31, 2014. This additional reserve totaled $7.5 million above the formulaic reserves. There were no changes to this reserve in 2015. With the additional reserves included in the Cash Flow Testing model, the ending present value of the market value of surplus for 2015 was positive for all seven of the standard deterministic scenarios and for all 7 of the standard scenarios and all 100 of the stochastic scenarios.
10. Commitments and Contingencies
The payment of ordinary dividends by the Company to its shareholders are allowed where the aggregate amount in any calendar year does not exceed the greater of 10% of its surplus to policyholders or its net gain from operations (not including realized capital gains) as of the immediately preceding calendar year, not to exceed 30% of its surplus to policyholders (as of the same preceding calendar year). Ordinary dividends can only be paid out of earned surplus. Insurers are required to provide the Department with 10-days’ prior notice before paying an ordinary dividend. Furthermore, the Superintendent may, in his discretion, limit or disallow any ordinary dividends if the Superintendent determines that a domestic stock life insurer’s surplus to policyholders following any dividend distribution is not reasonable in relation to the insurer’s outstanding liabilities and not adequate to meet its financial needs or the insurer is financially distressed.
Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.
Other Legal and Regulatory Matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions.
49

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Notes to Financial Statements (continued)
(Statutory Basis)
11. Lease Commitments
Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.
The Company has no aggregate future lease commitments at December 31, 2015 or the years thereafter. During the years ended December 31, 2015, 2014, and 2013 the Company paid $17,000, $33,000, and $37,000, respectively, for office rent expense. This expense is included in other insurance operating expenses in the statements of operations.
12. Subsequent Events
Subsequent events have been evaluated through April 29, 2016, which is the date the financial statements were issued.
50

Exhibits and Financial Statement Schedules

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Exhibits and Financial Statement Schedules

Years Ended December 31, 2015, 2014, and 2013

Contents
Report of Independent Auditors on Schedules	51
Exhibits and Financial Statement Schedules
Schedule I – Summary of Investments Other Than Investments in Related Parties as
of December 31, 2015	52
Schedule III – Supplementary Insurance Information as of December 31, 2015, 2014,
and 2013 and for Each of the Years Then Ended	54
Schedule IV – Reinsurance as of December 31, 2015, 2014, and 2013 and for Each of
the Years Then Ended	55

Report of Independent Auditors on Schedules
The Board of Directors
First Security Benefit Life Insurance and Annuity Company of New York
We have audited the statutory-basis balance sheets of First Security Benefit Life Insurance Company (the Company), a wholly owned subsidiary of Security Benefit Corporation, as of December 31, 2015 and 2014, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2015, and have issued our report thereon dated April 29, 2016 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
April 29, 2016
51

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
     Schedule I – Summary of Investments Other Than Investments in Related Parties
As of December 31, 2015
		2015
			Amount at which
			shown in the
	Cost	Value	balance sheet
		(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$11,291	$11,124	$11,291
Obligations of government-sponsored
enterprises	37,368	37,270	37,368
Corporate	216,487	212,155	216,487
Foreign governments	1,419	1,420	1,419
Municipal governments	35,157	36,682	35,157
Commercial mortgage-backed	44,873	45,134	44,873
Residential mortgage-backed	19,709	19,157	19,709
Collaterized debt obligations	10,426	10,365	10,426
Other debt obligations	139,591	137,073	139,591
Total fixed maturities	516,321	510,380	516,321
Policy loans	273		273
Short-term investments	18,566		18,566
Cash and cash equivalents	8,332		8,332
Other invested assets	5,293		5,293
	$548,785		$548,785

See accompanying Report of Independent Auditors
52

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
     Schedule I – Summary of Investments Other Than Investments in Related Parties

	2014
	Cost	Value	Amount at which shown in the balance sheet
	(In Thousands)

Fixed maturities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government corporations and agencies	$38,194	$38,038	$38,194
Obligations of government-sponsored
enterprises	56,404	56,531	56,404
Corporate	223,006	225,555	223,006
Foreign governments	1,432	1,478	1,432
Municipal governments	28,945	30,352	28,945
Commercial mortgage-backed	23,145	23,796	23,145
Residential mortgage-backed	21,109	21,119	21,109
Collaterized debt obligations	3,409	3,485	3,409
Other debt obligations	77,288	78,143	77,288
Total fixed maturities	472,932	478,497	472,932
Policy loans	125		125
Short-term investments	56,808		56,808
Cash and cash equivalents	10,118		10,118
Other invested assets	4,939		4,939
	$544,922		$544,922
See accompanying Report of Independent Auditors
53

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Schedule III – Supplementary Insurance Information
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended

	Future Policy	Premiums and	Net	Benefit claims	Other
	Benefits and	other	Investment	and settlement	Operating
	Claims	considerations	Income(1)	expenses	Expenses(1)
			(In Thousands)

2015
Life, health and annuity	$347,511	$23,547	$11,362	$7,363	$2,551

2014
Life, health and annuity	$351,306	$97,280	$8,507	$5,160	$1,898

2013
Life, health and annuity	$280,338	$216,934	$3,489	$2,195	$2,018

(1)     Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change if different methods were applied.
See accompanying Report of Independent Auditors
54

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)
Schedule IV – Reinsurance
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended
			2015
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$143	$143	$–	$–	0%
Premiums:
Life insurance	1	1	–	–	0%
Annuity	43,344	20,007	210	23,547	1%
Accident and health insurance	–	–	–	–	0%
Total premiums	$43,345	$20,008 $	210	$23,547	1%

			2014
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$155	$155	$–	$–	0%
Premiums:
Life insurance	1	1	–	–	0%
Annuity	116,968	20,235	547	97,280	1%
Accident and health insurance	–	–	–	–	0%
Total premiums	$116,969	$20,236 $	547	$97,280	1%

			2013
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$156	$156	$–	$–	0%
Premiums:
Life insurance	1	1	–	–	0%
Annuity	234,595	17,866	205	216,934	1%
Accident and health insurance	–	–	–	–	0%
Total premiums	$234,596	$17,867	$205	$216,934	1%

See accompanying Report of Independent Auditors

55

Financial Statements

Variable Annuity Account B -SecureDesigns Variable Annuity
Year Ended December 31, 2015
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B -SecureDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2015

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	22
Statements of Changes in Net Assets	41
Notes to Financial Statements	71
1. Organization and Significant Accounting Policies	71
2. Variable Annuity Contract Charges	80
3. Summary of Unit Transactions	82
4. Financial Highlights	86
5. Subsequent Events	103

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance Company
We have audited the accompanying statements of net assets of Variable Annuity Account B – SecureDesigns Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or their transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2015, the results of their operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG
April 29, 2016

1

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets

December 31, 2015

	AB VPS Dynamic Asset Allocation_(b)	AB VPS Small/Mid Cap Value_(b)	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Assets:
Mutual funds, at market value	$7,518	$34,547	$803,160	$1,224,658	$1,092,443
Investment income receivable	-	-	-	-	-
Net assets	$7,518	$34,547	$803,160	$1,224,658	$1,092,443

Units outstanding:
Total units	789	3,650	61,999	75,811	63,740
Unit value	$9.51	$9.46	$12.96	$16.16	$17.14

Mutual funds, at cost	$7,864	$38,072	$804,797	$1,134,345	$927,600
Mutual fund shares	668	2,014	43,650	80,411	123,301

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income	American Funds IS International
Assets:
Mutual funds, at market value	$233,687	$69,648	$230,056	$318,257	$66,956
Investment income receivable	-	-	-	-	-
Net assets	$233,687	$69,648	$230,056	$318,257	$66,956

Units outstanding:
Total units	23,612	7,974	22,094	30,860	7,763
Unit value	$9.90	$8.74	$10.41	$10.32	$8.63

Mutual funds, at cost	$243,057	$73,133	$243,864	$347,565	$73,088
Mutual fund shares	11,455	6,396	8,794	7,101	3,734

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Assets:
Mutual funds, at market value	$6,610	$7,902	$113,571	$60,840	$1,105,639
Investment income receivable	-	-	-	286	-
Net assets	$6,610	$7,902	$113,571	$61,126	$1,105,639

Units outstanding:
Total units	787	791	12,108	6,825	71,217
Unit value	$8.40	$9.98	$9.38	$8.96	$15.53

Mutual funds, at cost	$7,335	$8,421	$122,637	$67,140	$1,138,893
Mutual fund shares	354	788	8,709	9,000	42,607

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Assets:
Mutual funds, at market value	$239,856	$103,187	$70,424	$139,685	$5,820
Investment income receivable	-	-	-	-	-
Net assets	$239,856	$103,187	$70,424	$139,685	$5,820

Units outstanding:
Total units	16,363	10,257	7,152	8,887	605
Unit value	$14.67	$10.06	$9.85	$15.72	$9.62

Mutual funds, at cost	$256,394	$110,707	$73,011	$143,556	$5,820
Mutual fund shares	11,449	5,465	4,215	8,188	129

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Assets:
Mutual funds, at market value	$317,146	$66,378	$248,795	$26,683	$3,405
Investment income receivable	-	-	-	-	-
Net assets	$317,146	$66,378	$248,795	$26,683	$3,405

Units outstanding:
Total units	35,806	7,038	25,083	2,370	385
Unit value	$8.85	$9.44	$9.92	$11.25	$8.84

Mutual funds, at cost	$347,289	$69,173	$262,814	$29,267	$3,835
Mutual fund shares	31,588	3,312	13,419	850	709

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Assets:
Mutual funds, at market value	$60,036	$315,343	$634,374	$873,295	$304,209
Investment income receivable	-	-	-	-	-
Net assets	$60,036	$315,343	$634,374	$873,295	$304,209

Units outstanding:
Total units	6,525	32,602	65,262	83,464	29,103
Unit value	$9.20	$9.67	$9.71	$10.46	$10.45

Mutual funds, at cost	$65,631	$343,470	$696,406	$959,751	$326,591
Mutual fund shares	3,175	45,902	44,674	45,085	17,206

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity_(c)	Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(b)	Guggenheim VIF CLS AdvisorOne Growth and Income_(b)
Assets:
Mutual funds, at market value	$56,463	$637,808	$83,866	$380,440	$299,038
Investment income receivable	-	-	-	-	-
Net assets	$56,463	$637,808	$83,866	$380,440	$299,038

Units outstanding:
Total units	6,293	43,843	4,480	38,554	34,029
Unit value	$8.97	$14.57	$18.72	$9.85	$8.79

Mutual funds, at cost	$59,907	$550,879	$82,984	$398,123	$301,925
Mutual fund shares	5,530	21,768	5,058	10,657	12,186

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Assets:
Mutual funds, at market value	$230,445	$15,393	$1,951,809	$1,343,222	$136,110
Investment income receivable	-	-	-	-	-
Net assets	$230,445	$15,393	$1,951,809	$1,343,222	$136,110

Units outstanding:
Total units	24,118	2,459	65,820	116,167	10,126
Unit value	$9.56	$6.26	$29.65	$11.56	$13.45

Mutual funds, at cost	$234,260	$17,458	$1,838,615	$1,366,101	$117,672
Mutual fund shares	8,960	793	68,150	40,471	8,914

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim VIF Macro Opportunities	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Money Market	Guggenheim VIF Multi-Hedge Strategies
Assets:
Mutual funds, at market value	$62,741	$491,755	$1,684,392	$1,321,420	$49,714
Investment income receivable	-	-	-	-	-
Net assets	$62,741	$491,755	$1,684,392	$1,321,420	$49,714

Units outstanding:
Total units	6,549	43,943	62,290	193,376	7,198
Unit value	$9.58	$11.19	$27.07	$6.82	$6.90

Mutual funds, at cost	$64,055	$448,018	$1,579,380	$1,328,652	$45,869
Mutual fund shares	2,434	17,928	25,626	100,183	2,064

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Assets:
Mutual funds, at market value	$413,802	$214,224	$246,898	$193,914	$98,978
Investment income receivable	-	-	-	-	-
Net assets	$413,802	$214,224	$246,898	$193,914	$98,978

Units outstanding:
Total units	14,017	28,394	31,787	18,261	12,495
Unit value	$29.52	$7.53	$7.76	$10.64	$7.91

Mutual funds, at cost	$414,293	$188,868	$163,261	$164,307	$71,406
Mutual fund shares	10,421	6,238	16,340	4,295	3,190

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation
Assets:
Mutual funds, at market value	$1,370,360	$1,167,096	$41,106	$153,884	$5,741
Investment income receivable	-	-	-	-	-
Net assets	$1,370,360	$1,167,096	$41,106	$153,884	$5,741

Units outstanding:
Total units	128,265	126,308	4,418	16,421	612
Unit value	$10.67	$9.24	$9.31	$9.38	$9.38

Mutual funds, at cost	$1,337,275	$1,033,783	$45,079	$166,389	$6,144
Mutual fund shares	87,340	96,295	3,723	14,355	545

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate
Assets:
Mutual funds, at market value	$39,799	$392,609	$1,704,451	$216,799	$698,241
Investment income receivable	-	-	-	-	-
Net assets	$39,799	$392,609	$1,704,451	$216,799	$698,241

Units outstanding:
Total units	4,261	33,429	138,368	10,199	34,227
Unit value	$9.35	$11.75	$12.32	$21.26	$20.40

Mutual funds, at cost	$43,652	$382,295	$1,748,054	$202,368	$697,404
Mutual fund shares	3,765	22,422	105,473	6,828	42,680

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities
Assets:
Mutual funds, at market value	$2,227,572	$972,721	$38,985	$236,229	$40,635
Investment income receivable	-	-	-	-	-
Net assets	$2,227,572	$972,721	$38,985	$236,229	$40,635

Units outstanding:
Total units	243,122	65,598	2,418	20,692	3,410
Unit value	$9.16	$14.83	$16.12	$11.40	$11.92

Mutual funds, at cost	$2,302,734	$942,854	$45,207	$227,424	$44,560
Mutual fund shares	195,059	29,441	3,273	44,321	5,216

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Ivy Funds VIP Asset Strategy	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC
Assets:
Mutual funds, at market value	$48,284	$503,633	$423,290	$635,197	$118,359
Investment income receivable	-	-	-	-	-
Net assets	$48,284	$503,633	$423,290	$635,197	$118,359

Units outstanding:
Total units	5,729	35,270	34,553	65,457	12,659
Unit value	$8.43	$14.29	$12.25	$9.70	$9.35

Mutual funds, at cost	$56,298	$522,601	$449,029	$640,736	$125,253
Mutual fund shares	5,815	9,212	13,998	58,760	10,625

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Lord Abbett Series Developing Growth VC	MFS VIT II Research International_(b)	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity
Assets:
Mutual funds, at market value	$860,000	$370,620	$2,417,168	$1,216,078	$258,965
Investment income receivable	-	-	-	-	-
Net assets	$860,000	$370,620	$2,417,168	$1,216,078	$258,965

Units outstanding:
Total units	91,617	44,005	212,220	83,133	38,165
Unit value	$9.39	$8.42	$11.39	$14.63	$6.79

Mutual funds, at cost	$896,012	$409,415	$2,227,577	$1,337,837	$299,840
Mutual fund shares	38,617	27,092	108,588	48,353	20,969

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset
Assets:
Mutual funds, at market value	$644,179	$259,939	$290,295	$177,371	$103,325
Investment income receivable	-	-	-	-	-
Net assets	$644,179	$259,939	$290,295	$177,371	$103,325

Units outstanding:
Total units	32,753	37,381	29,323	7,830	9,018
Unit value	$19.64	$6.97	$9.90	$22.65	$11.50

Mutual funds, at cost	$540,284	$270,154	$306,686	$204,615	$122,557
Mutual fund shares	29,906	34,158	7,723	8,426	11,354

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Assets:
Mutual funds, at market value	$210,259	$11,465	$722,835	$662,962	$1,869,919
Investment income receivable	-	-	-	-	-
Net assets	$210,259	$11,465	$722,835	$662,962	$1,869,919

Units outstanding:
Total units	47,060	1,079	60,467	71,742	173,088
Unit value	$4.47	$10.62	$11.95	$9.24	$10.80

Mutual funds, at cost	$296,735	$13,391	$710,224	$678,944	$2,035,661
Mutual fund shares	30,428	980	68,580	64,679	156,741

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	PIMCO VIT Total Return	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund
Assets:
Mutual funds, at market value	$234,188	$6,501	$182,635	$237,666	$54,390
Investment income receivable	-	-	-	-	-
Net assets	$234,188	$6,501	$182,635	$237,666	$54,390

Units outstanding:
Total units	24,287	695	20,388	17,718	7,643
Unit value	$9.64	$9.35	$8.97	$13.41	$7.11

Mutual funds, at cost	$246,433	$6,632	$214,063	$263,867	$57,820
Mutual fund shares	22,135	465	19,554	6,309	8,606

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$149,763	$116,770
Investment income receivable	-	-
Net assets	$149,763	$116,770

Units outstanding:
Total units	16,520	11,658
Unit value	$9.07	$10.00

Mutual funds, at cost	$165,276	$144,527
Mutual fund shares	9,479	17,428

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2015

	AB VPS Dynamic Asset Allocation_(b)	AB VPS Small/Mid Cap Value_(b)	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Investment income (loss):
Dividend distributions	$175	$88	$13,071	$808	$22,586
Expenses:
Mortality and expense risk charge	(114)	(107)	(5,321)	(3,070)	(6,839)
Other expense charge	(28)	(27)	(1,330)	(767)	(1,710)
Net investment income (loss)	33	(46)	6,420	(3,029)	14,037

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	463	2,715	40,564	26,682	-
Realized capital gain (loss) on sales of fund shares	(1,383)	(1,136)	10,506	14,270	87,451
Change in unrealized appreciation/depreciation on investments during the year	(625)	(3,284)	(85,462)	29,482	(156,009)
Net realized and unrealized capital gain (loss) on investments	(1,545)	(1,705)	(34,392)	70,434	(68,558)
Net increase (decrease) in net assets from operations	$(1,512)	$(1,751)	$(27,972)	$67,405	$(54,521)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income	American Funds IS International
Investment income (loss):
Dividend distributions	$3,384	$9	$2,090	$4,426	$742
Expenses:
Mortality and expense risk charge	(536)	(286)	(630)	(1,470)	(265)
Other expense charge	(134)	(72)	(158)	(368)	(67)
Net investment income (loss)	2,714	(349)	1,302	2,588	410

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,951	907	12,488	31,656	2,172
Realized capital gain (loss) on sales of fund shares	(174)	(355)	(4,108)	(1,448)	(1,978)
Change in unrealized appreciation/depreciation on investments during the year	(9,286)	(2,574)	(13,620)	(30,158)	(4,913)
Net realized and unrealized capital gain (loss) on investments	(3,509)	(2,022)	(5,240)	50	(4,719)
Net increase (decrease) in net assets from operations	$(795)	$(2,371)	$(3,938)	$2,638	$(4,309)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Investment income (loss):
Dividend distributions	$31	$31	$866	$1,967	$969
Expenses:
Mortality and expense risk charge	(34)	(15)	(205)	(240)	(9,111)
Other expense charge	(9)	(4)	(51)	(60)	(2,278)
Net investment income (loss)	(12)	12	610	1,667	(10,420)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	273	387	6,111	414	119,281
Realized capital gain (loss) on sales of fund shares	(9)	(497)	(75)	(9)	110,017
Change in unrealized appreciation/depreciation on investments during the year	(551)	(519)	(9,066)	(6,238)	(243,983)
Net realized and unrealized capital gain (loss) on investments	(287)	(629)	(3,030)	(5,833)	(14,685)
Net increase (decrease) in net assets from operations	$(299)	$(617)	$(2,420)	$(4,166)	$(25,105)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Investment income (loss):
Dividend distributions	$-	$209	$790	$-	$-
Expenses:
Mortality and expense risk charge	(1,320)	(475)	(337)	(626)	(2)
Other expense charge	(330)	(119)	(84)	(157)	(1)
Net investment income (loss)	(1,650)	(385)	369	(783)	(3)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,050	7,470	7,042	13,795	-
Realized capital gain (loss) on sales of fund shares	(1,736)	(3,822)	1,042	(589)	(278)
Change in unrealized appreciation/depreciation on investments during the year	(15,219)	(9,451)	(6,224)	(11,751)	(504)
Net realized and unrealized capital gain (loss) on investments	(11,905)	(5,803)	1,860	1,455	(782)
Net increase (decrease) in net assets from operations	$(13,555)	$(6,188)	$2,229	$672	$(785)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Investment income (loss):
Dividend distributions	$9,598	$1,668	$4,241	$1	$224
Expenses:
Mortality and expense risk charge	(2,304)	(177)	(772)	(19)	(8)
Other expense charge	(576)	(44)	(193)	(5)	(2)
Net investment income (loss)	6,718	1,447	3,276	(23)	214

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	576	1,349	2,472	-
Realized capital gain (loss) on sales of fund shares	(4,801)	(4,070)	(2,736)	(12)	-
Change in unrealized appreciation/depreciation on investments during the year	(13,569)	(2,759)	(14,904)	(2,584)	(430)
Net realized and unrealized capital gain (loss) on investments	(18,370)	(6,253)	(16,291)	(124)	(430)
Net increase (decrease) in net assets from operations	$(11,652)	$(4,806)	$(13,015)	$(147)	$(216)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Investment income (loss):
Dividend distributions	$984	$7,968	$43,676	$28,874	$2,215
Expenses:
Mortality and expense risk charge	(285)	(1,598)	(5,522)	(5,725)	(2,015)
Other expense charge	(71)	(400)	(1,381)	(1,431)	(504)
Net investment income (loss)	628	5,970	36,773	21,718	(304)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	87	458	-	58,113	50,932
Realized capital gain (loss) on sales of fund shares	(3,275)	(285)	(19,042)	(10,841)	1,007
Change in unrealized appreciation/depreciation on investments during the year	(5,595)	(30,167)	(83,159)	(118,176)	(80,809)
Net realized and unrealized capital gain (loss) on investments	(8,783)	(29,994)	(102,201)	(70,904)	(28,870)
Net increase (decrease) in net assets from operations	$(8,155)	$(24,024)	$(65,428)	$(49,186)	$(29,174)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity_(c)	Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(b)	Guggenheim VIF CLS AdvisorOne Growth and Income_(b)
Investment income (loss):
Dividend distributions	$1,390	$5,949	$-	$3,648	$3,578
Expenses:
Mortality and expense risk charge	(144)	(3,942)	(2,101)	(3,303)	(2,119)
Other expense charge	(36)	(985)	(526)	(826)	(530)
Net investment income (loss)	1,210	1,022	(2,627)	(481)	929

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	369	78,113	141,839	23,383	1,757
Realized capital gain (loss) on sales of fund shares	(165)	24,019	53,660	71,654	10,697
Change in unrealized appreciation/depreciation on investments during the year	(3,311)	(137,092)	(214,262)	(111,670)	(28,227)
Net realized and unrealized capital gain (loss) on investments	(3,107)	(34,960)	(18,763)	(16,633)	(15,773)
Net increase (decrease) in net assets from operations	$(1,897)	$(33,938)	$(21,390)	$(17,114)	$(14,844)

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Investment income (loss):
Dividend distributions	$489	$333	$237,945	$13,406	$-
Expenses:
Mortality and expense risk charge	(351)	(88)	(14,074)	(7,438)	(871)
Other expense charge	(88)	(22)	(3,518)	(1,860)	(218)
Net investment income (loss)	50	223	220,353	4,108	(1,089)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	33	457	47,100	173,629	-
Realized capital gain (loss) on sales of fund shares	(9)	(36)	207,206	25,456	7,561
Change in unrealized appreciation/depreciation on investments during the year	(3,815)	(1,004)	(566,619)	(287,587)	(5,247)
Net realized and unrealized capital gain (loss) on investments	(3,791)	(583)	(312,313)	(88,502)	2,314
Net increase (decrease) in net assets from operations	$(3,741)	$(360)	$(91,960)	$(84,394)	$1,225

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim VIF Macro Opportunities	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Money Market	Guggenheim VIF Multi-Hedge Strategies
Investment income (loss):
Dividend distributions	$4,988	$4,297	$10,861	$-	$414
Expenses:
Mortality and expense risk charge	(928)	(2,629)	(10,928)	(9,312)	(343)
Other expense charge	(232)	(657)	(2,732)	(2,328)	(86)
Net investment income (loss)	3,828	1,011	(2,799)	(11,640)	(15)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	417	-	283,443	-	-
Realized capital gain (loss) on sales of fund shares	(1,306)	79,044	128,482	(6,844)	4,191
Change in unrealized appreciation/depreciation on investments during the year	(1,475)	(93,534)	(548,004)	907	(3,332)
Net realized and unrealized capital gain (loss) on investments	(2,364)	(14,490)	(136,079)	(5,937)	859
Net increase (decrease) in net assets from operations	$1,464	$(13,479)	$(138,878)	$(17,577)	$844

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Investment income (loss):
Dividend distributions	$-	$2,781	$3,047	$2,303	$913
Expenses:
Mortality and expense risk charge	(2,794)	(1,314)	(1,697)	(1,508)	(678)
Other expense charge	(699)	(328)	(424)	(377)	(169)
Net investment income (loss)	(3,493)	1,139	926	418	66

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	90,073	17,800	20,770	14,877	328
Realized capital gain (loss) on sales of fund shares	15,925	26,278	43,057	74,079	23,918
Change in unrealized appreciation/depreciation on investments during the year	(139,436)	(42,310)	(54,314)	(80,492)	(26,041)
Net realized and unrealized capital gain (loss) on investments	(33,438)	1,768	9,513	8,464	(1,795)
Net increase (decrease) in net assets from operations	$(36,931)	$2,907	$10,439	$8,882	$(1,729)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Growth ETF Asset Allocation
Investment income (loss):
Dividend distributions	$30,593	$46,885	$514	$2,256	$76
Expenses:
Mortality and expense risk charge	(8,102)	(8,368)	(148)	(527)	(36)
Other expense charge	(2,026)	(2,092)	(37)	(132)	(9)
Net investment income (loss)	20,465	36,425	329	1,597	31

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	623	4,220	87
Realized capital gain (loss) on sales of fund shares	37,241	109,058	(7)	(553)	-
Change in unrealized appreciation/depreciation on investments during the year	(50,260)	(158,001)	(3,973)	(12,336)	(310)
Net realized and unrealized capital gain (loss) on investments	(13,019)	(48,943)	(3,357)	(8,669)	(223)
Net increase (decrease) in net assets from operations	$7,446	$(12,518)	$(3,028)	$(7,072)	$(192)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate
Investment income (loss):
Dividend distributions	$616	$6,517	$31,901	$-	$23,270
Expenses:
Mortality and expense risk charge	(160)	(3,022)	(8,398)	(1,526)	(4,242)
Other expense charge	(40)	(756)	(2,099)	(381)	(1,061)
Net investment income (loss)	416	2,739	21,404	(1,907)	17,967

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,536	1,076	123,253	18,231	-
Realized capital gain (loss) on sales of fund shares	(5)	31,027	33,751	26,846	21,441
Change in unrealized appreciation/depreciation on investments during the year	(3,853)	(72,379)	(198,328)	(33,221)	(53,836)
Net realized and unrealized capital gain (loss) on investments	(2,322)	(40,276)	(41,324)	11,856	(32,395)
Net increase (decrease) in net assets from operations	$(1,906)	$(37,537)	$(19,920)	$9,949	$(14,428)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities
Investment income (loss):
Dividend distributions	$56,645	$15,500	$163	$-	$1,112
Expenses:
Mortality and expense risk charge	(15,170)	(7,150)	(582)	(1,549)	(1,079)
Other expense charge	(3,792)	(1,788)	(145)	(387)	(270)
Net investment income (loss)	37,683	6,562	(564)	(1,936)	(237)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	14,902	21,515	3,653
Realized capital gain (loss) on sales of fund shares	(30,725)	33,662	(20,920)	8,041	23,949
Change in unrealized appreciation/depreciation on investments during the year	(18,793)	(89,749)	1,319	(32,003)	(38,957)
Net realized and unrealized capital gain (loss) on investments	(49,518)	(56,087)	(4,699)	(2,447)	(11,355)
Net increase (decrease) in net assets from operations	$(11,835)	$(49,525)	$(5,263)	$(4,383)	$(11,592)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Ivy Funds VIP Asset Strategy	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC
Investment income (loss):
Dividend distributions	$75	$3,516	$1,657	$10,374	$4,960
Expenses:
Mortality and expense risk charge	(142)	(3,768)	(1,958)	(2,603)	(89)
Other expense charge	(35)	(942)	(490)	(651)	(22)
Net investment income (loss)	(102)	(1,194)	(791)	7,120	4,849

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,602	89,015	66,287	-	-
Realized capital gain (loss) on sales of fund shares	(260)	(2,694)	(4,698)	(404)	(9)
Change in unrealized appreciation/depreciation on investments during the year	(8,014)	(73,782)	(63,404)	(8,568)	(6,894)
Net realized and unrealized capital gain (loss) on investments	(4,672)	12,539	(1,815)	(8,972)	(6,903)
Net increase (decrease) in net assets from operations	$(4,774)	$11,345	$(2,606)	$(1,852)	$(2,054)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Lord Abbett Series Developing Growth VC	MFS VIT II Research International_(b)	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity
Investment income (loss):
Dividend distributions	$-	$14,524	$64,440	$33,668	$2,565
Expenses:
Mortality and expense risk charge	(1,708)	(2,131)	(17,674)	(6,408)	(1,426)
Other expense charge	(427)	(533)	(4,419)	(1,602)	(357)
Net investment income (loss)	(2,135)	11,860	42,347	25,658	782

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,198	2,876	101,946	59,091	-
Realized capital gain (loss) on sales of fund shares	(1,593)	16,402	254,475	53,126	(18,795)
Change in unrealized appreciation/depreciation on investments during the year	(36,012)	(42,829)	(422,587)	(269,068)	(26,788)
Net realized and unrealized capital gain (loss) on investments	(30,407)	(23,551)	(66,166)	(156,851)	(45,583)
Net increase (decrease) in net assets from operations	$(32,542)	$(11,691)	$(23,819)	$(131,193)	$(44,801)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset
Investment income (loss):
Dividend distributions	$2,047	$14,063	$751	$1,306	$4,763
Expenses:
Mortality and expense risk charge	(4,176)	(1,822)	(703)	(1,219)	(1,139)
Other expense charge	(1,044)	(455)	(176)	(305)	(285)
Net investment income (loss)	(3,173)	11,786	(128)	(218)	3,339

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	57,874	-	4,625	30,242	-
Realized capital gain (loss) on sales of fund shares	54,034	(6,042)	(4,732)	2,217	(16,929)
Change in unrealized appreciation/depreciation on investments during the year	(113,675)	(6,897)	(16,378)	(45,278)	(5,142)
Net realized and unrealized capital gain (loss) on investments	(1,767)	(12,939)	(16,485)	(12,819)	(22,071)
Net increase (decrease) in net assets from operations	$(4,940)	$(1,153)	$(16,613)	$(13,037)	$(18,732)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Investment income (loss):
Dividend distributions	$11,189	$570	$26,135	$24,461	$81,811
Expenses:
Mortality and expense risk charge	(1,304)	(66)	(6,581)	(4,506)	(13,906)
Other expense charge	(326)	(16)	(1,645)	(1,126)	(3,477)
Net investment income (loss)	9,559	488	17,909	18,829	64,428

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	61	3,660	-	-
Realized capital gain (loss) on sales of fund shares	(66,698)	(35)	36,771	990	(43,353)
Change in unrealized appreciation/depreciation on investments during the year	(7,391)	(861)	(64,580)	(22,756)	(99,165)
Net realized and unrealized capital gain (loss) on investments	(74,089)	(835)	(24,149)	(21,766)	(142,518)
Net increase (decrease) in net assets from operations	$(64,530)	$(347)	$(6,240)	$(2,937)	$(78,090)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	PIMCO VIT Total Return	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences	Templeton Developing Markets VIP Fund
Investment income (loss):
Dividend distributions	$10,598	$4	$-	$-	$294
Expenses:
Mortality and expense risk charge	(1,123)	(16)	(2,471)	(910)	(194)
Other expense charge	(281)	(3)	(618)	(228)	(48)
Net investment income (loss)	9,194	(15)	(3,089)	(1,138)	52

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	2,559	56	11,169	18,630	1,875
Realized capital gain (loss) on sales of fund shares	(3,103)	-	(36,276)	(3,763)	(7,627)
Change in unrealized appreciation/depreciation on investments during the year	(11,907)	(131)	(46,112)	(25,778)	(3,101)
Net realized and unrealized capital gain (loss) on investments	(12,451)	(75)	(71,219)	(10,911)	(8,853)
Net increase (decrease) in net assets from operations	$(3,257)	$(90)	$(74,308)	$(12,049)	$(8,801)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Templeton Global Bond VIP Fund	Transparent Value Directional Allocation VI	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$9,216	$-	$8,133
Expenses:
Mortality and expense risk charge	(593)	(53)	(2,125)
Other expense charge	(148)	(13)	(531)
Net investment income (loss)	8,475	(66)	5,477

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	599	-	-
Realized capital gain (loss) on sales of fund shares	(811)	(1,628)	(38,088)
Change in unrealized appreciation/depreciation on investments during the year	(15,052)	-	17,730
Net realized and unrealized capital gain (loss) on investments	(15,264)	(1,628)	(20,358)
Net increase (decrease) in net assets from operations	$(6,789)	$(1,694)	$(14,881)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2015 and 2014

	AB VPS Dynamic Asset Allocation_(a)(b)		AB VPS Small/Mid Cap Value_(a)(b)		American Century VP Mid Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$33	$(10)	$(46)	$-	$6,420	$2,433
Capital gains distributions	463	-	2,715	418	40,564	43,672
Realized capital gain (loss) on sales of fund shares	(1,383)	1	(1,136)	(7)	10,506	44,827
Change in unrealized appreciation/depreciation on investments during the year	(625)	279	(3,284)	(241)	(85,462)	20,704
Net increase (decrease) in net assets from operations	(1,512)	270	(1,751)	170	(27,972)	111,636

From contract owner transactions:
Variable annuity deposits	14,764	12,717	46,144	2,573	193,904	208,368
Contract owner maintenance charges	(95)	(10)	(117)	(16)	(5,474)	(5,350)
Terminations and withdrawals	(220)	-	(1,077)	(22)	(30,135)	(65,211)
Transfers between subaccounts, net	(18,396)	-	(16,228)	4,871	(200,207)	(149,070)
Net increase (decrease) in net assets from contract owner transactions	(3,947)	12,707	28,722	7,406	(41,912)	(11,263)
Net increase (decrease) in net assets	(5,459)	12,977	26,971	7,576	(69,884)	100,373
Net assets at beginning of year	12,977	-	7,576	-	873,044	772,671
Net assets at end of year	$7,518	$12,977	$34,547	$7,576	$803,160	$873,044

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Century VP Ultra		American Century VP Value		American Funds IS Asset Allocation_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,029)	$(1,525)	$14,037	$7,681	$2,714	$76
Capital gains distributions	26,682	-	-	-	5,951	-
Realized capital gain (loss) on sales of fund shares	14,270	23,180	87,451	54,429	(174)	-
Change in unrealized appreciation/depreciation on investments during the year	29,482	5,368	(156,009)	71,270	(9,286)	(84)
Net increase (decrease) in net assets from operations	67,405	27,023	(54,521)	133,380	(795)	(8)

From contract owner transactions:
Variable annuity deposits	58,660	70,021	46,913	57,260	239,092	5,980
Contract owner maintenance charges	(2,294)	(948)	(4,947)	(6,271)	(457)	-
Terminations and withdrawals	(38,733)	(12,074)	(173,959)	(117,294)	(7,057)	-
Transfers between subaccounts, net	830,144	848	(50,786)	134,385	(3,068)	-
Net increase (decrease) in net assets from contract owner transactions	847,777	57,847	(182,779)	68,080	228,510	5,980
Net increase (decrease) in net assets	915,182	84,870	(237,300)	201,460	227,715	5,972
Net assets at beginning of year	309,476	224,606	1,329,743	1,128,283	5,972	-
Net assets at end of year	$1,224,658	$309,476	$1,092,443	$1,329,743	$233,687	$5,972

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Funds IS Global Bond_(a)		American Funds IS Global Growth_(a)		American Funds IS Growth- Income_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(349)	$257	$1,302	$114	$2,588	$1,273
Capital gains distributions	907	-	12,488	-	31,656	-
Realized capital gain (loss) on sales of fund shares	(355)	(9)	(4,108)	(1)	(1,448)	(2,367)
Change in unrealized appreciation/depreciation on investments during the year	(2,574)	(911)	(13,620)	(188)	(30,158)	850
Net increase (decrease) in net assets from operations	(2,371)	(663)	(3,938)	(75)	2,638	(244)

From contract owner transactions:
Variable annuity deposits	49,252	19,514	74,852	11,826	285,577	21,129
Contract owner maintenance charges	(166)	(40)	(712)	(31)	(900)	(528)
Terminations and withdrawals	(691)	(66)	(4,777)	(52)	(6,741)	(1,685)
Transfers between subaccounts, net	(8,629)	13,508	143,860	9,103	(133,801)	152,812
Net increase (decrease) in net assets from contract owner transactions	39,766	32,916	213,223	20,846	144,135	171,728
Net increase (decrease) in net assets	37,395	32,253	209,285	20,771	146,773	171,484
Net assets at beginning of year	32,253	-	20,771	-	171,484	-
Net assets at end of year	$69,648	$32,253	$230,056	$20,771	$318,257	$171,484

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Funds IS International_(a)		American Funds IS New World_(a)		BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.
	2015	2014	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$410	$303	$(12)	$22	$12	$610
Capital gains distributions	2,172	-	273	-	387	6,111
Realized capital gain (loss) on sales of fund shares	(1,978)	(3)	(9)	-	(497)	(75)
Change in unrealized appreciation/depreciation on investments during the year	(4,913)	(1,219)	(551)	(174)	(519)	(9,066)
Net increase (decrease) in net assets from operations	(4,309)	(919)	(299)	(152)	(617)	(2,420)

From contract owner transactions:
Variable annuity deposits	62,103	11,190	3,476	3,434	8,008	116,888
Contract owner maintenance charges	(273)	(50)	(27)	(1)	(18)	(200)
Terminations and withdrawals	(2,580)	(81)	-	-	(47)	(2,266)
Transfers between subaccounts, net	(13,670)	15,545	37	142	576	1,569
Net increase (decrease) in net assets from contract owner transactions	45,580	26,604	3,486	3,575	8,519	115,991
Net increase (decrease) in net assets	41,271	25,685	3,187	3,423	7,902	113,571
Net assets at beginning of year	25,685	-	3,423	-	-	-
Net assets at end of year	$66,956	$25,685	$6,610	$3,423	$7,902	$113,571

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	BlackRock High Yield V.I._(a)		ClearBridge Variable Aggressive Growth		ClearBridge Variable Small Cap Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,667	$12	$(10,420)	$(9,264)	$(1,650)	$(1,706)
Capital gains distributions	414	37	119,281	92,334	5,050	23,728
Realized capital gain (loss) on sales of fund shares	(9)	-	110,017	81,766	(1,736)	868
Change in unrealized appreciation/depreciation on investments during the year	(6,238)	(62)	(243,983)	37,717	(15,219)	(17,477)
Net increase (decrease) in net assets from operations	(4,166)	(13)	(25,105)	202,553	(13,555)	5,413

From contract owner transactions:
Variable annuity deposits	58,368	6,970	62,881	45,464	67,878	80,884
Contract owner maintenance charges	(37)	-	(6,801)	(6,997)	(823)	(1,243)
Terminations and withdrawals	-	-	(141,537)	(152,474)	(12,402)	(9,868)
Transfers between subaccounts, net	4	-	(302,545)	242,206	(6,329)	(127,353)
Net increase (decrease) in net assets from contract owner transactions	58,335	6,970	(388,002)	128,199	48,324	(57,580)
Net increase (decrease) in net assets	54,169	6,957	(413,107)	330,752	34,769	(52,167)
Net assets at beginning of year	6,957	-	1,518,746	1,187,994	205,087	257,254
Net assets at end of year	$61,126	$6,957	$1,105,639	$1,518,746	$239,856	$205,087

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Dreyfus IP MidCap Stock_(a)		Dreyfus IP Small Cap Stock Index_(a)		Dreyfus IP Technology Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(385)	$(82)	$369	$(277)	$(783)	$(394)
Capital gains distributions	7,470	-	7,042	-	13,795	2,802
Realized capital gain (loss) on sales of fund shares	(3,822)	3	1,042	(1,808)	(589)	3,686
Change in unrealized appreciation/depreciation on investments during the year	(9,451)	1,931	(6,224)	3,637	(11,751)	(3,781)
Net increase (decrease) in net assets from operations	(6,188)	1,852	2,229	1,552	672	2,313

From contract owner transactions:
Variable annuity deposits	47,218	29,250	20,424	5,312	43,157	10,553
Contract owner maintenance charges	(141)	(35)	(317)	(264)	(789)	(254)
Terminations and withdrawals	(6,151)	-	(4,576)	(1,015)	(8,568)	(20,475)
Transfers between subaccounts, net	10,274	27,108	(30,999)	78,078	27,595	34,992
Net increase (decrease) in net assets from contract owner transactions	51,200	56,323	(15,468)	82,111	61,395	24,816
Net increase (decrease) in net assets	45,012	58,175	(13,239)	83,663	62,067	27,129
Net assets at beginning of year	58,175	-	83,663	-	77,618	50,489
Net assets at end of year	$103,187	$58,175	$70,424	$83,663	$139,685	$77,618

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Dreyfus VIF Appreciation_(a)		Dreyfus VIF International Value		Fidelity VIP Equity-Income_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3)	$66	$6,718	$1,153	$1,447	$11
Capital gains distributions	-	-	-	-	576	21
Realized capital gain (loss) on sales of fund shares	(278)	1	(4,801)	3,254	(4,070)	(149)
Change in unrealized appreciation/depreciation on investments during the year	(504)	504	(13,569)	(50,889)	(2,759)	(36)
Net increase (decrease) in net assets from operations	(785)	571	(11,652)	(46,482)	(4,806)	(153)

From contract owner transactions:
Variable annuity deposits	5,820	-	42,674	6,356	65,502	2,004
Contract owner maintenance charges	-	(17)	(2,733)	(2,093)	(179)	(16)
Terminations and withdrawals	-	-	(85,002)	(71,822)	(826)	-
Transfers between subaccounts, net	(26,876)	27,107	30,103	166,072	4,644	208
Net increase (decrease) in net assets from contract owner transactions	(21,056)	27,090	(14,958)	98,513	69,141	2,196
Net increase (decrease) in net assets	(21,841)	27,661	(26,610)	52,031	64,335	2,043
Net assets at beginning of year	27,661	-	343,756	291,725	2,043	-
Net assets at end of year	$5,820	$27,661	$317,146	$343,756	$66,378	$2,043

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity VIP Growth & Income_(a)		Fidelity VIP Growth Opportunities_(a)		Fidelity VIP High Income	Fidelity VIP Overseas
	2015	2014	2015	2014	2015	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,276	$499	$(23)	$(88)	$214	$628
Capital gains distributions	1,349	-	2,472	-	-	87
Realized capital gain (loss) on sales of fund shares	(2,736)	32	(12)	2,809	-	(3,275)
Change in unrealized appreciation/depreciation on investments during the year	(14,904)	885	(2,584)	-	(430)	(5,595)
Net increase (decrease) in net assets from operations	(13,015)	1,416	(147)	2,721	(216)	(8,155)

From contract owner transactions:
Variable annuity deposits	194,720	6,069	9,493	-	3,623	380
Contract owner maintenance charges	(297)	(89)	(21)	(58)	(2)	(95)
Terminations and withdrawals	(3,944)	(638)	(200)	(293)	-	(30,603)
Transfers between subaccounts, net	28,861	35,712	17,558	(2,370)	-	98,509
Net increase (decrease) in net assets from contract owner transactions	219,340	41,054	26,830	(2,721)	3,621	68,191
Net increase (decrease) in net assets	206,325	42,470	26,683	-	3,405	60,036
Net assets at beginning of year	42,470	-	-	-	-	-
Net assets at end of year	$248,795	$42,470	$26,683	$-	$3,405	$60,036

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Franklin Founding Funds Allocation VIP Fund		Franklin Income VIP Fund		Franklin Mutual Global Discovery VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5,970	$3,515	$36,773	$50,473	$21,718	$14,426
Capital gains distributions	458	155	-	-	58,113	66,814
Realized capital gain (loss) on sales of fund shares	(285)	1,540	(19,042)	13,716	(10,841)	11,896
Change in unrealized appreciation/depreciation on investments during the year	(30,167)	(588)	(83,159)	(29,650)	(118,176)	(52,302)
Net increase (decrease) in net assets from operations	(24,024)	4,622	(65,428)	34,539	(49,186)	40,834

From contract owner transactions:
Variable annuity deposits	162,297	4,843	77,386	152,248	182,301	236,935
Contract owner maintenance charges	(2,330)	(2,400)	(4,769)	(7,305)	(3,875)	(5,546)
Terminations and withdrawals	(3,455)	(22,037)	(153,114)	(186,970)	(81,810)	(135,126)
Transfers between subaccounts, net	-	-	(297,922)	83,401	(152,757)	(84,490)
Net increase (decrease) in net assets from contract owner transactions	156,512	(19,594)	(378,419)	41,374	(56,141)	11,773
Net increase (decrease) in net assets	132,488	(14,972)	(443,847)	75,913	(105,327)	52,607
Net assets at beginning of year	182,855	197,827	1,078,221	1,002,308	978,622	926,015
Net assets at end of year	$315,343	$182,855	$634,374	$1,078,221	$873,295	$978,622

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Franklin Small Cap Value VIP Fund		Franklin Strategic Income VIP Fund_(a)		Guggenheim VIF All Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(304)	$(960)	$1,210	$(15)	$1,022	$(5,345)
Capital gains distributions	50,932	15,898	369	-	78,113	-
Realized capital gain (loss) on sales of fund shares	1,007	37,953	(165)	(15)	24,019	35,876
Change in unrealized appreciation/depreciation on investments during the year	(80,809)	(47,504)	(3,311)	(133)	(137,092)	17,897
Net increase (decrease) in net assets from operations	(29,174)	5,387	(1,897)	(163)	(33,938)	48,428

From contract owner transactions:
Variable annuity deposits	30,413	27,823	49,932	6,022	40,180	31,677
Contract owner maintenance charges	(866)	(1,418)	(123)	(22)	(1,931)	(2,779)
Terminations and withdrawals	(40,120)	(77,023)	(129)	(551)	(38,611)	(76,891)
Transfers between subaccounts, net	(17,130)	145,816	3,394	-	(23,965)	(25,553)
Net increase (decrease) in net assets from contract owner transactions	(27,703)	95,198	53,074	5,449	(24,327)	(73,546)
Net increase (decrease) in net assets	(56,877)	100,585	51,177	5,286	(58,265)	(25,118)
Net assets at beginning of year	361,086	260,501	5,286	-	696,073	721,191
Net assets at end of year	$304,209	$361,086	$56,463	$5,286	$637,808	$696,073

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Alpha Opportunity_(c)		Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(b)		Guggenheim VIF CLS AdvisorOne Growth and Income_(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,627)	$(4,044)	$(481)	$(8,052)	$929	$(2,007)
Capital gains distributions	141,839	-	23,383	86,023	1,757	20,855
Realized capital gain (loss) on sales of fund shares	53,660	26,262	71,654	195,017	10,697	55,656
Change in unrealized appreciation/depreciation on investments during the year	(214,262)	20,896	(111,670)	(238,379)	(28,227)	(66,084)
Net increase (decrease) in net assets from operations	(21,390)	43,114	(17,114)	34,609	(14,844)	8,420

From contract owner transactions:
Variable annuity deposits	8,000	227	1	49,293	-	39,990
Contract owner maintenance charges	(843)	(3,411)	(5,326)	(23,102)	(2,136)	(5,942)
Terminations and withdrawals	(71,522)	(60,463)	(715,486)	(1,257,545)	(187,099)	(555,303)
Transfers between subaccounts, net	(354,622)	(2,124)	(45,203)	(50,194)	(7,448)	15,116
Net increase (decrease) in net assets from contract owner transactions	(418,987)	(65,771)	(766,014)	(1,281,548)	(196,683)	(506,139)
Net increase (decrease) in net assets	(440,377)	(22,657)	(783,128)	(1,246,939)	(211,527)	(497,719)
Net assets at beginning of year	524,243	546,900	1,163,568	2,410,507	510,565	1,008,284
Net assets at end of year	$83,866	$524,243	$380,440	$1,163,568	$299,038	$510,565

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$50	$223	$(119)	$220,353	$(20,681)
Capital gains distributions	33	457	-	47,100	-
Realized capital gain (loss) on sales of fund shares	(9)	(36)	(1,208)	207,206	211,437
Change in unrealized appreciation/depreciation on investments during the year	(3,815)	(1,004)	2,729	(566,619)	(146,697)
Net increase (decrease) in net assets from operations	(3,741)	(360)	1,402	(91,960)	44,059

From contract owner transactions:
Variable annuity deposits	95,439	1,549	3,011	48,279	194,029
Contract owner maintenance charges	(356)	(100)	(100)	(9,659)	(15,146)
Terminations and withdrawals	(285)	(254)	(5,909)	(440,168)	(340,837)
Transfers between subaccounts, net	139,388	-	-	(185,093)	105,209
Net increase (decrease) in net assets from contract owner transactions	234,186	1,195	(2,998)	(586,641)	(56,745)
Net increase (decrease) in net assets	230,445	835	(1,596)	(678,601)	(12,686)
Net assets at beginning of year	-	14,558	16,154	2,630,410	2,643,096
Net assets at end of year	$230,445	$15,393	$14,558	$1,951,809	$2,630,410

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Large Cap Value		Guggenheim VIF Long Short Equity		Guggenheim VIF Macro Opportunities_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,108	$(8,831)	$(1,089)	$(1,308)	$3,828	$(89)
Capital gains distributions	173,629	-	-	-	417	-
Realized capital gain (loss) on sales of fund shares	25,456	75,160	7,561	4,885	(1,306)	-
Change in unrealized appreciation/depreciation on investments during the year	(287,587)	30,494	(5,247)	(414)	(1,475)	161
Net increase (decrease) in net assets from operations	(84,394)	96,823	1,225	3,163	1,464	72

From contract owner transactions:
Variable annuity deposits	135,655	123,425	8,002	2,381	64,225	-
Contract owner maintenance charges	(3,662)	(4,197)	(886)	(1,279)	(486)	(72)
Terminations and withdrawals	(151,171)	(160,047)	(33,775)	(40,814)	(22,010)	(975)
Transfers between subaccounts, net	252,866	149,593	(7,952)	2,201	(194,700)	215,223
Net increase (decrease) in net assets from contract owner transactions	233,688	108,774	(34,611)	(37,511)	(152,971)	214,176
Net increase (decrease) in net assets	149,294	205,597	(33,386)	(34,348)	(151,507)	214,248
Net assets at beginning of year	1,193,928	988,331	169,496	203,844	214,248	-
Net assets at end of year	$1,343,222	$1,193,928	$136,110	$169,496	$62,741	$214,248

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Managed Asset Allocation		Guggenheim VIF Mid Cap Value		Guggenheim VIF Money Market
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,011	$(4,115)	$(2,799)	$(16,322)	$(11,640)	$(12,928)
Capital gains distributions	-	-	283,443	-	-	-
Realized capital gain (loss) on sales of fund shares	79,044	54,921	128,482	419,462	(6,844)	(9,419)
Change in unrealized appreciation/depreciation on investments during the year	(93,534)	(17,356)	(548,004)	(379,079)	907	2,658
Net increase (decrease) in net assets from operations	(13,479)	33,450	(138,878)	24,061	(17,577)	(19,689)

From contract owner transactions:
Variable annuity deposits	22,706	8,241	59,754	56,624	282,382	197,641
Contract owner maintenance charges	(1,466)	(2,803)	(8,657)	(10,597)	(6,990)	(16,137)
Terminations and withdrawals	(59,778)	(76,724)	(271,242)	(292,054)	(430,421)	(319,145)
Transfers between subaccounts, net	39,594	(37,945)	83,205	(414,542)	25,387	(309,815)
Net increase (decrease) in net assets from contract owner transactions	1,056	(109,231)	(136,940)	(660,569)	(129,642)	(447,456)
Net increase (decrease) in net assets	(12,423)	(75,781)	(275,818)	(636,508)	(147,219)	(467,145)
Net assets at beginning of year	504,178	579,959	1,960,210	2,596,718	1,468,639	1,935,784
Net assets at end of year	$491,755	$504,178	$1,684,392	$1,960,210	$1,321,420	$1,468,639

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Multi-Hedge Strategies		Guggenheim VIF Small Cap Value		Guggenheim VIF StylePlus Large Core
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(15)	$(551)	$(3,493)	$(5,311)	$1,139	$(1,941)
Capital gains distributions	-	-	90,073	-	17,800	-
Realized capital gain (loss) on sales of fund shares	4,191	2,103	15,925	149,584	26,278	48,361
Change in unrealized appreciation/depreciation on investments during the year	(3,332)	956	(139,436)	(170,213)	(42,310)	(12,522)
Net increase (decrease) in net assets from operations	844	2,508	(36,931)	(25,940)	2,907	33,898

From contract owner transactions:
Variable annuity deposits	21,387	-	15,135	24,613	13,609	9,199
Contract owner maintenance charges	(783)	(971)	(1,270)	(2,883)	(1,440)	(2,640)
Terminations and withdrawals	(13,065)	(12,694)	(53,260)	(75,740)	(52,835)	(117,687)
Transfers between subaccounts, net	(25,755)	(14,635)	(29,003)	(329,844)	26,643	(33,364)
Net increase (decrease) in net assets from contract owner transactions	(18,216)	(28,300)	(68,398)	(383,854)	(14,023)	(144,492)
Net increase (decrease) in net assets	(17,372)	(25,792)	(105,329)	(409,794)	(11,116)	(110,594)
Net assets at beginning of year	67,086	92,878	519,131	928,925	225,340	335,934
Net assets at end of year	$49,714	$67,086	$413,802	$519,131	$214,224	$225,340

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF StylePlus Large Growth		Guggenheim VIF StylePlus Mid Growth		Guggenheim VIF StylePlus Small Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$926	$(3,000)	$418	$(3,024)	$66	$(1,134)
Capital gains distributions	20,770	-	14,877	-	328	-
Realized capital gain (loss) on sales of fund shares	43,057	224,169	74,079	168,640	23,918	25,690
Change in unrealized appreciation/depreciation on investments during the year	(54,314)	(164,958)	(80,492)	(114,917)	(26,041)	(12,327)
Net increase (decrease) in net assets from operations	10,439	56,211	8,882	50,699	(1,729)	12,229

From contract owner transactions:
Variable annuity deposits	6,381	110	31,169	19,162	10,695	1,049
Contract owner maintenance charges	(1,306)	(1,640)	(1,130)	(1,771)	(343)	(618)
Terminations and withdrawals	(47,015)	(31,394)	(115,066)	(73,995)	(19,012)	(23,256)
Transfers between subaccounts, net	(27,058)	(540,531)	(70,782)	(281,448)	(38,764)	(14,622)
Net increase (decrease) in net assets from contract owner transactions	(68,998)	(573,455)	(155,809)	(338,052)	(47,424)	(37,447)
Net increase (decrease) in net assets	(58,559)	(517,244)	(146,927)	(287,353)	(49,153)	(25,218)
Net assets at beginning of year	305,457	822,701	340,841	628,194	148,131	173,349
Net assets at end of year	$246,898	$305,457	$193,914	$340,841	$98,978	$148,131

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim VIF Total Return Bond		Guggenheim VIF World Equity Income		Ibbotson Aggressive Growth ETF Asset Allocation
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$20,465	$(11,140)	$36,425	$(12,519)	$329
Capital gains distributions	-	-	-	-	623
Realized capital gain (loss) on sales of fund shares	37,241	49,884	109,058	107,913	(7)
Change in unrealized appreciation/depreciation on investments during the year	(50,260)	56,823	(158,001)	(14,528)	(3,973)
Net increase (decrease) in net assets from operations	7,446	95,567	(12,518)	80,866	(3,028)

From contract owner transactions:
Variable annuity deposits	194,722	104,331	18,412	78,938	44,135
Contract owner maintenance charges	(8,348)	(10,729)	(6,453)	(8,493)	(1)
Terminations and withdrawals	(186,088)	(272,042)	(332,499)	(203,728)	-
Transfers between subaccounts, net	(28,923)	171,211	(99,757)	33,139	-
Net increase (decrease) in net assets from contract owner transactions	(28,637)	(7,229)	(420,297)	(100,144)	44,134
Net increase (decrease) in net assets	(21,191)	88,338	(432,815)	(19,278)	41,106
Net assets at beginning of year	1,391,551	1,303,213	1,599,911	1,619,189	-
Net assets at end of year	$1,370,360	$1,391,551	$1,167,096	$1,599,911	$41,106

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ibbotson Balanced ETF Asset Allocation_(a)		Ibbotson Growth ETF Asset Allocation_(a)		Ibbotson Income and Growth ETF Asset Allocation
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,597	$66	$31	$57	$416
Capital gains distributions	4,220	89	87	13	1,536
Realized capital gain (loss) on sales of fund shares	(553)	-	-	-	(5)
Change in unrealized appreciation/depreciation on investments during the year	(12,336)	(169)	(310)	(93)	(3,853)
Net increase (decrease) in net assets from operations	(7,072)	(14)	(192)	(23)	(1,906)

From contract owner transactions:
Variable annuity deposits	155,976	5,979	-	5,980	41,709
Contract owner maintenance charges	(35)	-	(24)	-	(4)
Terminations and withdrawals	(120)	-	-	-	-
Transfers between subaccounts, net	(830)	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	154,991	5,979	(24)	5,980	41,705
Net increase (decrease) in net assets	147,919	5,965	(216)	5,957	39,799
Net assets at beginning of year	5,965	-	5,957	-	-
Net assets at end of year	$153,884	$5,965	$5,741	$5,957	$39,799

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco V.I. Comstock		Invesco V.I. Equity and Income		Invesco V.I. Global Health Care
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,739	$3,146	$21,404	$8,233	$(1,907)	$(2,125)
Capital gains distributions	1,076	-	123,253	54,324	18,231	9,204
Realized capital gain (loss) on sales of fund shares	31,027	33,678	33,751	96,056	26,846	73,991
Change in unrealized appreciation/depreciation on investments during the year	(72,379)	(5,127)	(198,328)	(58,863)	(33,221)	(39,329)
Net increase (decrease) in net assets from operations	(37,537)	31,697	(19,920)	99,750	9,949	41,741

From contract owner transactions:
Variable annuity deposits	17,191	36,054	207,530	225,069	41,898	61,992
Contract owner maintenance charges	(1,239)	(2,337)	(6,771)	(6,764)	(783)	(920)
Terminations and withdrawals	(42,669)	(42,783)	(228,949)	(71,126)	(9,674)	(36,695)
Transfers between subaccounts, net	(159,521)	94,021	466,358	(171,417)	(38,540)	(240,102)
Net increase (decrease) in net assets from contract owner transactions	(186,238)	84,955	438,168	(24,238)	(7,099)	(215,725)
Net increase (decrease) in net assets	(223,775)	116,652	418,248	75,512	2,850	(173,984)
Net assets at beginning of year	616,384	499,732	1,286,203	1,210,691	213,949	387,933
Net assets at end of year	$392,609	$616,384	$1,704,451	$1,286,203	$216,799	$213,949

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco V.I. Global Real Estate		Invesco V.I. Government Securities		Invesco V.I. International Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$17,967	$7,144	$37,683	$64,341	$6,562	$9,003
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	21,441	12,317	(30,725)	(12,782)	33,662	37,105
Change in unrealized appreciation/depreciation on investments during the year	(53,836)	61,241	(18,793)	28,866	(89,749)	(61,207)
Net increase (decrease) in net assets from operations	(14,428)	80,702	(11,835)	80,425	(49,525)	(15,099)

From contract owner transactions:
Variable annuity deposits	84,216	64,690	58,750	152,758	132,823	194,677
Contract owner maintenance charges	(2,639)	(3,016)	(12,143)	(13,947)	(4,018)	(5,604)
Terminations and withdrawals	(51,386)	(92,472)	(424,583)	(109,985)	(183,932)	(106,792)
Transfers between subaccounts, net	(49,706)	124,145	(316,100)	831,354	(220,232)	207,777
Net increase (decrease) in net assets from contract owner transactions	(19,515)	93,347	(694,076)	860,180	(275,359)	290,058
Net increase (decrease) in net assets	(33,943)	174,049	(705,911)	940,605	(324,884)	274,959
Net assets at beginning of year	732,184	558,135	2,933,483	1,992,878	1,297,605	1,022,646
Net assets at end of year	$698,241	$732,184	$2,227,572	$2,933,483	$972,721	$1,297,605

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. Value Opportunities
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(564)	$(2,494)	$(1,936)	$(2,414)	$(237)	$1,405
Capital gains distributions	14,902	31,698	21,515	-	3,653	-
Realized capital gain (loss) on sales of fund shares	(20,920)	52,381	8,041	50,435	23,949	9,892
Change in unrealized appreciation/depreciation on investments during the year	1,319	(72,962)	(32,003)	(34,534)	(38,957)	8,103
Net increase (decrease) in net assets from operations	(5,263)	8,623	(4,383)	13,487	(11,592)	19,400

From contract owner transactions:
Variable annuity deposits	8,301	13,272	17,090	6,311	984	186
Contract owner maintenance charges	(475)	(2,581)	(1,223)	(1,781)	(482)	(840)
Terminations and withdrawals	(77,518)	(64,626)	(31,089)	(57,427)	(27,665)	(86,850)
Transfers between subaccounts, net	(147,369)	(229,310)	17,138	(48,491)	(221,162)	(2,814)
Net increase (decrease) in net assets from contract owner transactions	(217,061)	(283,245)	1,916	(101,388)	(248,325)	(90,318)
Net increase (decrease) in net assets	(222,324)	(274,622)	(2,467)	(87,901)	(259,917)	(70,918)
Net assets at beginning of year	261,309	535,931	238,696	326,597	300,552	371,470
Net assets at end of year	$38,985	$261,309	$236,229	$238,696	$40,635	$300,552

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Ivy Funds VIP Asset Strategy	Janus Aspen Enterprise		Janus Aspen Janus Portfolio
	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(102)	$(1,194)	$(4,866)	$(791)	$(887)
Capital gains distributions	3,602	89,015	47,708	66,287	12,334
Realized capital gain (loss) on sales of fund shares	(260)	(2,694)	81,850	(4,698)	6,262
Change in unrealized appreciation/depreciation on investments during the year	(8,014)	(73,782)	(40,984)	(63,404)	1,913
Net increase (decrease) in net assets from operations	(4,774)	11,345	83,708	(2,606)	19,622

From contract owner transactions:
Variable annuity deposits	54,330	28,724	15,401	112,751	24,443
Contract owner maintenance charges	(127)	(3,741)	(14,171)	(1,259)	(860)
Terminations and withdrawals	(1,145)	(51,008)	(394,283)	(30,299)	(28,934)
Transfers between subaccounts, net	-	8,298	(165,964)	160,093	(1,454)
Net increase (decrease) in net assets from contract owner transactions	53,058	(17,727)	(559,017)	241,286	(6,805)
Net increase (decrease) in net assets	48,284	(6,382)	(475,309)	238,680	12,817
Net assets at beginning of year	-	510,015	985,324	184,610	171,793
Net assets at end of year	$48,284	$503,633	$510,015	$423,290	$184,610

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	JPMorgan Insurance Trust Core Bond Portfolio_(a)		Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	MFS VIT II Research International_(b)
	2015	2014	2015	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,120	$(839)	$4,849	$(2,135)	$11,860	$1,489
Capital gains distributions	-	-	-	7,198	2,876	-
Realized capital gain (loss) on sales of fund shares	(404)	827	(9)	(1,593)	16,402	22,680
Change in unrealized appreciation/depreciation on investments during the year	(8,568)	3,029	(6,894)	(36,012)	(42,829)	(49,407)
Net increase (decrease) in net assets from operations	(1,852)	3,017	(2,054)	(32,542)	(11,691)	(25,238)

From contract owner transactions:
Variable annuity deposits	124,271	36,720	-	63,488	10,844	7,682
Contract owner maintenance charges	(2,128)	(736)	(275)	(1,478)	(1,354)	(1,752)
Terminations and withdrawals	(16,665)	(2,576)	(248)	(61,918)	(6,530)	(27,983)
Transfers between subaccounts, net	286,486	208,660	120,936	892,450	69,801	(157,153)
Net increase (decrease) in net assets from contract owner transactions	391,964	242,068	120,413	892,542	72,761	(179,206)
Net increase (decrease) in net assets	390,112	245,085	118,359	860,000	61,070	(204,444)
Net assets at beginning of year	245,085	-	-	-	309,550	513,994
Net assets at end of year	$635,197	$245,085	$118,359	$860,000	$370,620	$309,550

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	MFS VIT Total Return		MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Equity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$42,347	$29,477	$25,658	$16,304	$782	$(729)
Capital gains distributions	101,946	85,156	59,091	49,359	-	-
Realized capital gain (loss) on sales of fund shares	254,475	141,724	53,126	21,092	(18,795)	9,546
Change in unrealized appreciation/depreciation on investments during the year	(422,587)	(6,036)	(269,068)	33,207	(26,788)	(15,640)
Net increase (decrease) in net assets from operations	(23,819)	250,321	(131,193)	119,962	(44,801)	(6,823)

From contract owner transactions:
Variable annuity deposits	113,356	124,950	62,108	4,456	61,005	17,613
Contract owner maintenance charges	(16,199)	(21,340)	(3,534)	(6,475)	(600)	(652)
Terminations and withdrawals	(726,988)	(160,364)	(261,626)	(143,631)	(8,204)	(6,037)
Transfers between subaccounts, net	(344,634)	(121,292)	291,388	265,913	81,068	(30,206)
Net increase (decrease) in net assets from contract owner transactions	(974,465)	(178,046)	88,336	120,263	133,269	(19,282)
Net increase (decrease) in net assets	(998,284)	72,275	(42,857)	240,225	88,468	(26,105)
Net assets at beginning of year	3,415,452	3,343,177	1,258,935	1,018,710	170,497	196,602
Net assets at end of year	$2,417,168	$3,415,452	$1,216,078	$1,258,935	$258,965	$170,497

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Neuberger Berman AMT Socially Responsive		Oppenheimer Core Bond Fund/VA		Oppenheimer Global Fund/VA_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,173)	$(4,768)	$11,786	$12,568	$(128)	$(5)
Capital gains distributions	57,874	-	-	-	4,625	-
Realized capital gain (loss) on sales of fund shares	54,034	52,397	(6,042)	(1,876)	(4,732)	-
Change in unrealized appreciation/depreciation on investments during the year	(113,675)	26,269	(6,897)	4,290	(16,378)	(13)
Net increase (decrease) in net assets from operations	(4,940)	73,898	(1,153)	14,982	(16,613)	(18)

From contract owner transactions:
Variable annuity deposits	28,520	329,198	26,083	28,801	47,751	7,734
Contract owner maintenance charges	(3,415)	(7,143)	(791)	(949)	(624)	(2)
Terminations and withdrawals	(37,420)	(149,424)	(26,624)	(10,350)	(33,802)	-
Transfers between subaccounts, net	(144,578)	(72,749)	(21,050)	57,903	285,883	(14)
Net increase (decrease) in net assets from contract owner transactions	(156,893)	99,882	(22,382)	75,405	299,208	7,718
Net increase (decrease) in net assets	(161,833)	173,780	(23,535)	90,387	282,595	7,700
Net assets at beginning of year	806,012	632,232	283,474	193,087	7,700	-
Net assets at end of year	$644,179	$806,012	$259,939	$283,474	$290,295	$7,700

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(218)	$(2)	$3,339	$9,322	$9,559	$(1,106)
Capital gains distributions	30,242	107,318	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2,217	65,976	(16,929)	148	(66,698)	(25,357)
Change in unrealized appreciation/depreciation on investments during the year	(45,278)	(128,091)	(5,142)	(12,106)	(7,391)	(44,141)
Net increase (decrease) in net assets from operations	(13,037)	45,201	(18,732)	(2,636)	(64,530)	(70,604)

From contract owner transactions:
Variable annuity deposits	15,337	3,518	5,230	2,615	29,766	20,315
Contract owner maintenance charges	(640)	(13,015)	(898)	(1,096)	(1,184)	(1,641)
Terminations and withdrawals	(51,621)	(458,385)	(27,099)	(16,856)	(14,027)	(58,641)
Transfers between subaccounts, net	5,216	(517,782)	(67,091)	70,076	33,347	89,234
Net increase (decrease) in net assets from contract owner transactions	(31,708)	(985,664)	(89,858)	54,739	47,902	49,267
Net increase (decrease) in net assets	(44,745)	(940,463)	(108,590)	52,103	(16,628)	(21,337)
Net assets at beginning of year	222,116	1,162,579	211,915	159,812	226,887	248,224
Net assets at end of year	$177,371	$222,116	$103,325	$211,915	$210,259	$226,887

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)		PIMCO VIT Low Duration
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$488	$3,223	$17,909	$13,484	$18,829	$3,698
Capital gains distributions	61	219	3,660	8,598	-	-
Realized capital gain (loss) on sales of fund shares	(35)	(1,847)	36,771	9,282	990	14,031
Change in unrealized appreciation/depreciation on investments during the year	(861)	6,245	(64,580)	93,995	(22,756)	(13,920)
Net increase (decrease) in net assets from operations	(347)	7,840	(6,240)	125,359	(2,937)	3,809

From contract owner transactions:
Variable annuity deposits	1,500	366	4,623	25,963	20,034	37,444
Contract owner maintenance charges	(38)	(706)	(7,741)	(9,574)	(5,565)	(10,589)
Terminations and withdrawals	(189)	(19,507)	(173,917)	(154,946)	(120,525)	(301,165)
Transfers between subaccounts, net	-	(148,757)	(434,278)	235,531	(67,434)	(151,673)
Net increase (decrease) in net assets from contract owner transactions	1,273	(168,604)	(611,313)	96,974	(173,490)	(425,983)
Net increase (decrease) in net assets	926	(160,764)	(617,553)	222,333	(176,427)	(422,174)
Net assets at beginning of year	10,539	171,303	1,340,388	1,118,055	839,389	1,261,563
Net assets at end of year	$11,465	$10,539	$722,835	$1,340,388	$662,962	$839,389

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO VIT Real Return		PIMCO VIT Total Return_(a)		Putnam VT Small Cap Value
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$64,428	$14,105	$9,194	$1,027	$(15)
Capital gains distributions	-	-	2,559	-	56
Realized capital gain (loss) on sales of fund shares	(43,353)	(4,794)	(3,103)	131	-
Change in unrealized appreciation/depreciation on investments during the year	(99,165)	20,255	(11,907)	(338)	(131)
Net increase (decrease) in net assets from operations	(78,090)	29,566	(3,257)	820	(90)

From contract owner transactions:
Variable annuity deposits	296,176	595,554	93,783	79,703	6,608
Contract owner maintenance charges	(11,087)	(12,216)	(875)	(161)	(4)
Terminations and withdrawals	(323,008)	(178,735)	(22,132)	(7,728)	-
Transfers between subaccounts, net	(514,465)	154,729	49,322	44,713	(13)
Net increase (decrease) in net assets from contract owner transactions	(552,384)	559,332	120,098	116,527	6,591
Net increase (decrease) in net assets	(630,474)	588,898	116,841	117,347	6,501
Net assets at beginning of year	2,500,393	1,911,495	117,347	-	-
Net assets at end of year	$1,869,919	$2,500,393	$234,188	$117,347	$6,501

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Royce Micro-Cap		T. Rowe Price Health Sciences_(a)		Templeton Developing Markets VIP Fund_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,089)	$(4,486)	$(1,138)	$(11)	$52	$(7)
Capital gains distributions	11,169	45,427	18,630	695	1,875	-
Realized capital gain (loss) on sales of fund shares	(36,276)	9,178	(3,763)	(21)	(7,627)	(37)
Change in unrealized appreciation/depreciation on investments during the year	(46,112)	(79,049)	(25,778)	(423)	(3,101)	(329)
Net increase (decrease) in net assets from operations	(74,308)	(28,930)	(12,049)	240	(8,801)	(373)

From contract owner transactions:
Variable annuity deposits	3,955	31,601	68,145	3,011	25,366	3,011
Contract owner maintenance charges	(835)	(3,310)	(522)	(12)	(170)	(10)
Terminations and withdrawals	(60,421)	(69,864)	(38,155)	(402)	(1,510)	(247)
Transfers between subaccounts, net	(260,321)	8,112	211,059	6,351	37,124	-
Net increase (decrease) in net assets from contract owner transactions	(317,622)	(33,461)	240,527	8,948	60,810	2,754
Net increase (decrease) in net assets	(391,930)	(62,391)	228,478	9,188	52,009	2,381
Net assets at beginning of year	574,565	636,956	9,188	-	2,381	-
Net assets at end of year	$182,635	$574,565	$237,666	$9,188	$54,390	$2,381

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Templeton Global Bond VIP Fund_(a)		Transparent Value Directional Allocation VI	Western Asset Variable Global High Yield Bond
	2015	2014	2015	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,475	$(31)	$(66)	$5,477	$25,352
Capital gains distributions	599	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(811)	(1)	(1,628)	(38,088)	3,318
Change in unrealized appreciation/depreciation on investments during the year	(15,052)	(461)	-	17,730	(26,881)
Net increase (decrease) in net assets from operations	(6,789)	(493)	(1,694)	(14,881)	1,789

From contract owner transactions:
Variable annuity deposits	64,758	27,300	26,773	835	7,708
Contract owner maintenance charges	(419)	(15)	-	(4,108)	(5,305)
Terminations and withdrawals	(6,876)	-	-	(15,168)	(67,164)
Transfers between subaccounts, net	72,297	-	(25,079)	(266,108)	(159,206)
Net increase (decrease) in net assets from contract owner transactions	129,760	27,285	1,694	(284,549)	(223,967)
Net increase (decrease) in net assets	122,971	26,792	-	(299,430)	(222,178)
Net assets at beginning of year	26,792	-	-	416,200	638,378
Net assets at end of year	$149,763	$26,792	$-	$116,770	$416,200

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements

December 31, 2015

1. Organization and Significant Accounting Policies

Variable Annuity Account B - SecureDesigns Variable Annuity (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL).  The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.
As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
ClearBridge Variable Aggressive Growth	II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC

Fidelity VIP Equity-Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Franklin Founding Funds Allocation VIP Fund	Class 4	Franklin Templeton Services, LLC	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Alpha Opportunity	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Macro Opportunities	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Money Market	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC
Oppenheimer Core Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Royce Micro-Cap	Investment	Royce & Associates, LLC	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Transparent Value Directional Allocation VI	Class II	Guggenheim Partners Investment Mgmt LLC	-
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Ninety-four subaccounts are currently offered by the Account, the following had no activity as indicated:
Subaccount	2015	2014

BlackRock Equity Dividend V.I.		X
BlackRock Global Allocation V.I.		X
Fidelity VIP High Income		X
Fidelity VIP Overseas		X
Guggenheim VIF Floating Rate Strategies		X
Ibbotson Aggressive Growth ETF Asset Allocation		X
Ibbotson Conservative ETF Asset Allocation	X	X
Ibbotson Income and Growth ETF Asset Allocation		X
Ivy Funds VIP Asset Strategy		X
Lord Abbett Series Bond-Debenture VC		X
Lord Abbett Series Developing Growth VC		X
Putnam VT Small Cap Value		X
Transparent Value Directional Allocation VI		X

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

July 1, 2014	Transparent Value Directional Allocation VI
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	AB VPS Small/Mid Cap Value
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS New World
May 1, 2014	BlackRock Equity Dividend V.I.
May 1, 2014	BlackRock Global Allocation V.I.
May 1, 2014	BlackRock High Yield V.I.
May 1, 2014	Dreyfus IP MidCap Stock
May 1, 2014	Dreyfus IP Small Cap Stock Index
May 1, 2014	Dreyfus VIF Appreciation
May 1, 2014	Fidelity VIP Equity-Income
May 1, 2014	Fidelity VIP Growth & Income
May 1, 2014	Fidelity VIP Growth Opportunities
May 1, 2014	Fidelity VIP High Income
May 1, 2014	Fidelity VIP Overseas
May 1, 2014	Franklin Strategic Income VIP Fund
May 1, 2014	Guggenheim VIF Floating Rate Strategies
May 1, 2014	Guggenheim VIF Macro Opportunities
May 1, 2014	Ibbotson Aggressive Growth ETF Asset Allocation
May 1, 2014	Ibbotson Balanced ETF Asset Allocation
May 1, 2014	Ibbotson Conservative ETF Asset Allocation
May 1, 2014	Ibbotson Growth ETF Asset Allocation
May 1, 2014	Ibbotson Income and Growth ETF Asset Allocation
May 1, 2014	Ivy Funds VIP Asset Strategy
May 1, 2014	JPMorgan Insurance Trust Core Bond Portfolio

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2014	Lord Abbett Series Bond-Debenture VC
May 1, 2014	Lord Abbett Series Developing Growth VC
May 1, 2014	Oppenheimer Global Fund/VA
May 1, 2014	PIMCO VIT Total Return
May 1, 2014	Putnam VT Small Cap Value
May 1, 2014	T. Rowe Price Health Sciences
May 1, 2014	Templeton Developing Markets VIP Fund
May 1, 2014	Templeton Global Bond VIP Fund

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

March 27, 2015	MFS VIT II Research International	MFS VIT Research International
May 1, 2015	AB VPS Dynamic Asset Allocation	AllianceBernstein VPS Dynamic Asset Allocation
May 1, 2015	AB VPS Small/Mid Cap Value	AllianceBernstein VPS Small/Mid Cap Value
May 1, 2015	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Amerigo
May 1, 2015	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF CLS AdvisorOne Clermont

The following subaccount is closed to new investments:
Subaccount

Guggenheim VIF Alpha Opportunity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2015, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Dynamic Asset Allocation (b)	$15,398	$18,849
AB VPS Small/Mid Cap Value (b)	44,536	13,145
American Century VP Mid Cap Value	394,830	389,758
American Century VP Ultra	981,744	110,314
American Century VP Value	231,699	400,441
American Funds IS Asset Allocation	248,371	11,196

(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales

American Funds IS Global Bond	$52,225	$11,901
American Funds IS Global Growth	274,533	47,520
American Funds IS Growth-Income	429,343	250,964
American Funds IS International	102,367	54,205
American Funds IS New World	3,884	137
BlackRock Equity Dividend V.I.	34,234	25,316
BlackRock Global Allocation V.I.	125,360	2,648
BlackRock High Yield V.I.	60,410	266
ClearBridge Variable Aggressive Growth	594,645	873,786
ClearBridge Variable Small Cap Growth	84,317	32,593
Dreyfus IP MidCap Stock	113,012	54,727
Dreyfus IP Small Cap Stock Index	84,970	93,027
Dreyfus IP Technology Growth	212,865	138,458
Dreyfus VIF Appreciation	5,834	26,893
Dreyfus VIF International Value	304,564	312,804
Fidelity VIP Equity-Income	186,884	115,720
Fidelity VIP Growth & Income	321,220	97,255
Fidelity VIP Growth Opportunities	29,418	139
Fidelity VIP High Income	3,848	13
Fidelity VIP Overseas	105,783	36,877
Franklin Founding Funds Allocation VIP Fund	170,383	7,443
Franklin Income VIP Fund	165,186	506,832
Franklin Mutual Global Discovery VIP Fund	317,649	293,959
Franklin Small Cap Value VIP Fund	116,055	93,130
Franklin Strategic Income VIP Fund	56,549	1,896
Guggenheim VIF All Cap Value	138,818	84,010
Guggenheim VIF Alpha Opportunity (c)	149,833	429,608
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (b)	27,068	770,180
Guggenheim VIF CLS AdvisorOne Growth and Income (b)	13,827	207,824
Guggenheim VIF Floating Rate Strategies	235,214	945
Guggenheim VIF Global Managed Futures Strategy	2,337	462
Guggenheim VIF High Yield	797,784	1,116,972
Guggenheim VIF Large Cap Value	677,398	265,973
Guggenheim VIF Long Short Equity	14,366	50,066
Guggenheim VIF Macro Opportunities	69,629	218,355
Guggenheim VIF Managed Asset Allocation	393,830	391,763
Guggenheim VIF Mid Cap Value	712,962	569,258
Guggenheim VIF Money Market	1,197,652	1,338,934
Guggenheim VIF Multi-Hedge Strategies	22,276	40,507
Guggenheim VIF Small Cap Value	147,201	129,019
Guggenheim VIF StylePlus Large Core	117,343	112,427
Guggenheim VIF StylePlus Large Growth	63,642	110,944
Guggenheim VIF StylePlus Mid Growth	104,023	244,537
Guggenheim VIF StylePlus Small Growth	19,845	66,875

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim VIF Total Return Bond	$601,245	$609,417
Guggenheim VIF World Equity Income	289,213	673,085
Ibbotson Aggressive Growth ETF Asset Allocation	45,243	157
Ibbotson Balanced ETF Asset Allocation	182,629	21,821
Ibbotson Growth ETF Asset Allocation	163	69
Ibbotson Income and Growth ETF Asset Allocation	43,836	179
Invesco V.I. Comstock	142,111	324,534
Invesco V.I. Equity and Income	1,169,149	586,324
Invesco V.I. Global Health Care	136,083	126,858
Invesco V.I. Global Real Estate	338,508	340,056
Invesco V.I. Government Securities	1,005,140	1,661,533
Invesco V.I. International Growth	364,018	632,815
Invesco V.I. Mid Cap Core Equity	143,144	345,867
Invesco V.I. Mid Cap Growth	98,798	77,303
Invesco V.I. Value Opportunities	7,741	252,650
Ivy Funds VIP Asset Strategy	57,991	1,433
Janus Aspen Enterprise	477,541	407,447
Janus Aspen Janus Portfolio	397,277	90,495
JPMorgan Insurance Trust Core Bond Portfolio	768,461	369,377
Lord Abbett Series Bond-Debenture VC	125,824	562
Lord Abbett Series Developing Growth VC	972,565	74,960
MFS VIT II Research International (b)	461,587	374,090
MFS VIT Total Return	803,095	1,633,267
MFS VIT Utilities	660,172	487,087
Morgan Stanley UIF Emerging Markets Equity	290,117	156,066
Neuberger Berman AMT Socially Responsive	93,758	195,950
Oppenheimer Core Bond Fund/VA	224,249	234,845
Oppenheimer Global Fund/VA	369,705	66,000
Oppenheimer Main Street Small Cap Fund/VA	119,045	120,729
PIMCO VIT All Asset	66,346	152,865
PIMCO VIT CommodityRealReturn Strategy	227,425	169,964
PIMCO VIT Emerging Markets Bond	2,131	309
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	166,614	756,358
PIMCO VIT Low Duration	145,479	300,140
PIMCO VIT Real Return	810,881	1,298,837
PIMCO VIT Total Return	354,144	222,293
Putnam VT Small Cap Value	6,662	30
Royce Micro-Cap	22,175	331,717
T. Rowe Price Health Sciences	305,650	47,631
Templeton Developing Markets VIP Fund	154,227	91,490
Templeton Global Bond VIP Fund	146,953	8,119
Transparent Value Directional Allocation VI	26,791	25,163
Western Asset Variable Global High Yield Bond	28,849	307,921

(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders investments in the funds and the amounts reported in the statement of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2015, annuity assets have not been established, as there are no contracts that have matured and are in the payout stage. Such assets would be computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 would be effective for fiscal periods beginning after December 15, 2016, with early application permitted. The Account expects this ASU to only have a presentation impact on the financial statements of the Account.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946.  The adoption of ASU 2013-08 had no impact on the Account’s financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
• Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
• Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2015, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2015.  The Account had no financial liabilities as of December 31, 2015.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•  Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2015 and 2014, were as follows:

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Dynamic Asset Allocation (a)(b)	2,745	(3,253)	(508)	1,298	(1)	1,297
AB VPS Small/Mid Cap Value (a)(b)	5,361	(2,438)	2,923	738	(11)	727
American Century VP Mid Cap Value	45,843	(47,729)	(1,886)	50,202	(49,609)	593
American Century VP Ultra	70,095	(13,865)	56,230	14,691	(10,149)	4,542
American Century VP Value	19,162	(27,135)	(7,973)	19,538	(13,992)	5,546
American Funds IS Asset Allocation (a)	24,662	(1,638)	23,024	588	-	588
American Funds IS Global Bond (a)	7,911	(3,342)	4,569	3,861	(456)	3,405
American Funds IS Global Growth (a)	29,417	(9,372)	20,045	2,159	(110)	2,049
American Funds IS Growth-Income (a)	47,782	(33,125)	14,657	23,006	(6,803)	16,203
American Funds IS International (a)	16,077	(11,044)	5,033	2,748	(18)	2,730
American Funds IS New World (a)	809	(401)	408	379	-	379
BlackRock Equity Dividend V.I. (a)	3,775	(2,984)	791	-	-	-
BlackRock Global Allocation V.I. (a)	12,368	(260)	12,108	-	-	-
BlackRock High Yield V.I. (a)	6,666	(560)	6,106	903	(184)	719
ClearBridge Variable Aggressive Growth	37,620	(58,782)	(21,162)	37,203	(28,405)	8,798
ClearBridge Variable Small Cap Growth	11,410	(7,935)	3,475	9,331	(12,644)	(3,313)
Dreyfus IP MidCap Stock (a)	16,348	(11,520)	4,828	5,432	(3)	5,429
Dreyfus IP Small Cap Stock Index (a)	10,650	(11,493)	(843)	10,986	(2,991)	7,995
Dreyfus IP Technology Growth	13,233	(9,382)	3,851	3,116	(1,443)	1,673
Dreyfus VIF Appreciation (a)	607	(2,696)	(2,089)	2,696	(2)	2,694
Dreyfus VIF International Value	36,256	(36,720)	(464)	20,597	(11,136)	9,461
Fidelity VIP Equity-Income (a)	31,329	(24,490)	6,839	1,995	(1,796)	199
Fidelity VIP Growth & Income (a)	35,020	(13,954)	21,066	4,660	(643)	4,017

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity VIP Growth Opportunities (a)	2,390	(20)	2,370	3,276	(3,276)	-
Fidelity VIP High Income (a)	385	-	385	-	-	-
Fidelity VIP Overseas (a)	10,526	(4,001)	6,525	-	-	-
Franklin Founding Funds Allocation VIP Fund	16,135	(606)	15,529	967	(2,174)	(1,207)
Franklin Income VIP Fund	26,964	(61,032)	(34,068)	31,285	(24,989)	6,296
Franklin Mutual Global Discovery VIP Fund	49,931	(53,263)	(3,332)	27,109	(23,931)	3,178
Franklin Small Cap Value VIP Fund	9,469	(11,182)	(1,713)	20,911	(11,623)	9,288
Franklin Strategic Income VIP Fund (a)	6,626	(878)	5,748	1,202	(657)	545
Guggenheim VIF All Cap Value	6,369	(6,441)	(72)	3,554	(6,793)	(3,239)
Guggenheim VIF Alpha Opportunity (c)	1,885	(23,117)	(21,232)	830	(3,373)	(2,543)
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (b)	13,483	(81,701)	(68,218)	16,143	(129,919)	(113,776)
Guggenheim VIF CLS AdvisorOne Growth and Income (b)	8,551	(28,148)	(19,597)	9,698	(59,900)	(50,202)
Guggenheim VIF Floating Rate Strategies (a)	24,184	(66)	24,118	-	-	-
Guggenheim VIF Global Managed Futures Strategy	824	(570)	254	1,060	(1,496)	(436)
Guggenheim VIF High Yield	33,758	(49,999)	(16,241)	25,062	(24,413)	649
Guggenheim VIF Large Cap Value	54,999	(33,224)	21,775	39,949	(27,949)	12,000
Guggenheim VIF Long Short Equity	1,611	(3,781)	(2,170)	1,082	(3,427)	(2,345)
Guggenheim VIF Macro Opportunities (a)	7,044	(21,966)	(14,922)	21,576	(105)	21,471
Guggenheim VIF Managed Asset Allocation	36,276	(35,782)	494	9,842	(17,769)	(7,927)
Guggenheim VIF Mid Cap Value	26,007	(28,784)	(2,777)	16,473	(35,168)	(18,695)
Guggenheim VIF Money Market	250,076	(262,953)	(12,877)	168,978	(223,652)	(54,674)
Guggenheim VIF Multi-Hedge Strategies	3,418	(5,751)	(2,333)	680	(4,455)	(3,775)
Guggenheim VIF Small Cap Value	2,941	(4,739)	(1,798)	4,687	(15,753)	(11,066)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim VIF StylePlus Large Core	14,672	(15,481)	(809)	7,802	(27,065)	(19,263)
Guggenheim VIF StylePlus Large Growth	8,038	(16,367)	(8,329)	1,678	(81,186)	(79,508)
Guggenheim VIF StylePlus Mid Growth	14,232	(26,832)	(12,600)	12,910	(43,955)	(31,045)
Guggenheim VIF StylePlus Small Growth	2,847	(8,138)	(5,291)	5,278	(9,311)	(4,033)
Guggenheim VIF Total Return Bond	74,222	(72,846)	1,376	102,541	(99,390)	3,151
Guggenheim VIF World Equity Income	68,125	(107,472)	(39,347)	46,361	(50,276)	(3,915)
Ibbotson Aggressive Growth ETF Asset Allocation (a)	4,950	(532)	4,418	-	-	-
Ibbotson Balanced ETF Asset Allocation (a)	18,688	(2,866)	15,822	599	-	599
Ibbotson Growth ETF Asset Allocation (a)	606	(590)	16	596	-	596
Ibbotson Income and Growth ETF Asset Allocation (a)	4,278	(17)	4,261	-	-	-
Invesco V.I. Comstock	15,868	(29,849)	(13,981)	28,132	(21,116)	7,016
Invesco V.I. Equity and Income	121,919	(81,518)	40,401	46,137	(44,790)	1,347
Invesco V.I. Global Health Care	8,530	(8,332)	198	6,339	(17,240)	(10,901)
Invesco V.I. Global Real Estate	19,927	(19,752)	175	19,693	(14,300)	5,393
Invesco V.I. Government Securities	157,357	(222,830)	(65,473)	184,930	(86,052)	98,878
Invesco V.I. International Growth	41,404	(57,880)	(16,476)	40,145	(20,433)	19,712
Invesco V.I. Mid Cap Core Equity	15,245	(27,785)	(12,540)	15,687	(31,490)	(15,803)
Invesco V.I. Mid Cap Growth	7,348	(7,007)	341	22,860	(31,415)	(8,555)
Invesco V.I. Value Opportunities	597	(18,879)	(18,282)	937	(6,720)	(5,783)
Ivy Funds VIP Asset Strategy (a)	5,875	(146)	5,729	-	-	-
Janus Aspen Enterprise	31,139	(31,565)	(426)	29,730	(68,582)	(38,852)
Janus Aspen Janus Portfolio	29,777	(10,461)	19,316	3,286	(3,448)	(162)
JPMorgan Insurance Trust Core Bond Portfolio (a)	93,278	(52,350)	40,928	35,691	(11,162)	24,529
Lord Abbett Series Bond-Debenture VC (a)	12,714	(55)	12,659	-	-	-
Lord Abbett Series Developing Growth VC (a)	102,950	(11,333)	91,617	-	-	-

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2015			2014
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS VIT II Research International (b)	51,224	(41,872)	9,352	5,677	(22,499)	(16,822)
MFS VIT Total Return	143,702	(218,645)	(74,943)	58,729	(64,597)	(5,868)
MFS VIT Utilities	44,444	(31,954)	12,490	17,888	(9,167)	8,721
Morgan Stanley UIF Emerging Markets Equity	43,214	(26,657)	16,557	24,419	(25,709)	(1,290)
Neuberger Berman AMT Socially Responsive	19,785	(26,280)	(6,495)	19,350	(12,750)	6,600
Oppenheimer Core Bond Fund/VA	34,863	(37,023)	(2,160)	27,489	(15,702)	11,787
Oppenheimer Global Fund/VA (a)	37,266	(8,720)	28,546	801	(24)	777
Oppenheimer Main Street Small Cap Fund/VA	4,091	(5,130)	(1,039)	1,075	(42,138)	(41,063)
PIMCO VIT All Asset	5,209	(12,377)	(7,168)	8,855	(4,488)	4,367
PIMCO VIT CommodityRealReturn Strategy	47,669	(36,934)	10,735	28,142	(23,043)	5,099
PIMCO VIT Emerging Markets Bond	166	(20)	146	208	(14,078)	(13,870)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	26,971	(74,812)	(47,841)	43,644	(32,065)	11,579
PIMCO VIT Low Duration	24,056	(40,068)	(16,012)	38,322	(78,675)	(40,353)
PIMCO VIT Real Return	144,404	(188,242)	(43,838)	97,091	(44,799)	52,292
PIMCO VIT Total Return (a)	43,590	(31,068)	12,522	13,846	(2,081)	11,765
Putnam VT Small Cap Value (a)	697	(2)	695	-	-	-
Royce Micro-Cap	5,735	(39,404)	(33,669)	7,762	(9,356)	(1,594)
T. Rowe Price Health Sciences (a)	22,097	(5,121)	16,976	1,040	(298)	742
Templeton Developing Markets VIP Fund (a)	24,227	(16,843)	7,384	571	(312)	259
Templeton Global Bond VIP Fund (a)	17,579	(3,782)	13,797	2,725	(2)	2,723
Transparent Value Directional Allocation VI (a)	2,864	(2,864)	-	-	-	-
Western Asset Variable Global High Yield Bond	3,488	(29,468)	(25,980)	19,161	(36,286)	(17,125)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

AB VPS Dynamic Asset Allocation (a)(b)
2015	789	9.51	7,518	1.71	0.75	(5.00)
2014	1,297	10.01	12,977	-	0.75	0.10
AB VPS Small/Mid Cap Value (a)(b)
2015	3,650	9.46	34,547	0.42	0.75	(9.21)
2014	727	10.42	7,576	0.45	0.75	4.20
American Century VP Mid Cap Value
2015	61,999	12.96	803,160	1.56	0.75	(5.19)
2014	63,885	13.67	873,044	0.99	0.75	11.96
2013	63,292	12.21	772,671	0.90	0.75	25.10
2012	12,110	9.76	118,189	1.91	0.75	11.93
2011	12,239	8.72	106,713	0.94	0.75	(4.49)
American Century VP Ultra
2015	75,811	16.16	1,224,658	0.11	0.75	2.15
2014	19,581	15.82	309,476	0.22	0.75	5.75
2013	15,039	14.96	224,606	0.57	0.75	31.92
2012	27,814	11.34	315,182	-	0.75	9.57
2011	35,613	10.35	368,372	-	0.75	(2.82)
American Century VP Value
2015	63,740	17.14	1,092,443	1.86	0.75	(7.60)
2014	71,713	18.55	1,329,743	1.37	0.75	8.80
2013	66,167	17.05	1,128,283	1.48	0.75	26.58
2012	56,575	13.47	761,780	1.76	0.75	10.41
2011	62,131	12.20	758,136	1.75	0.75	(2.87)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

American Funds IS Asset Allocation (a)
2015	23,612	9.90	233,687	2.82	0.75	(2.56)
2014	588	10.16	5,972	2.65	0.75	1.60
American Funds IS Global Bond (a)
2015	7,974	8.74	69,648	0.02	0.75	(7.71)
2014	3,405	9.47	32,253	1.92	0.75	(5.30)
American Funds IS Global Growth (a)
2015	22,094	10.41	230,056	1.67	0.75	2.76
2014	2,049	10.13	20,771	1.46	0.75	1.30
American Funds IS Growth-Income (a)
2015	30,860	10.32	318,257	1.81	0.75	(2.55)
2014	16,203	10.59	171,484	2.15	0.75	5.90
American Funds IS International (a)
2015	7,763	8.63	66,956	1.60	0.75	(8.29)
2014	2,730	9.41	25,685	2.80	0.75	(5.90)
American Funds IS New World (a)
2015	787	8.40	6,610	0.62	0.75	(6.87)
2014	379	9.02	3,423	1.40	0.75	(9.80)
BlackRock Equity Dividend V.I. (a)
2015	791	9.98	7,902	0.78	0.75	(4.50)
2014	-	10.45	-	-	0.75	4.50
BlackRock Global Allocation V.I. (a)
2015	12,108	9.38	113,571	1.53	0.75	(4.67)
2014	-	9.84	-	-	0.75	(1.60)
BlackRock High Yield V.I. (a)
2015	6,825	8.96	61,126	5.80	0.75	(7.44)
2014	719	9.68	6,957	0.40	0.75	(3.20)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

ClearBridge Variable Aggressive Growth
2015	71,217	15.53	1,105,639	0.07	0.75	(5.54)
2014	92,379	16.44	1,518,746	0.01	0.75	15.61
2013	83,581	14.22	1,187,994	0.06	0.75	41.92
2012	208,728	10.02	2,091,001	0.23	0.75	14.12
2011	95,262	8.78	836,451	-	0.75	(1.57)
ClearBridge Variable Small Cap Growth
2015	16,363	14.67	239,856	-	0.75	(7.91)
2014	12,888	15.93	205,087	-	0.75	0.25
2013	16,201	15.89	257,254	0.01	0.75	41.62
2012	1,910	11.22	21,340	0.13	0.75	15.08
2011	9,522	9.75	92,774	-	0.75	(2.30)
Dreyfus IP MidCap Stock (a)
2015	10,257	10.06	103,187	0.26	0.75	(6.07)
2014	5,429	10.71	58,175	-	0.75	7.10
Dreyfus IP Small Cap Stock Index (a)
2015	7,152	9.85	70,424	1.03	0.75	(5.92)
2014	7,995	10.47	83,663	-	0.75	4.70
Dreyfus IP Technology Growth
2015	8,887	15.72	139,685	-	0.75	2.01
2014	5,036	15.41	77,618	-	0.75	2.66
2013	3,363	15.01	50,489	-	0.75	27.64
2012	3,659	11.76	42,849	-	0.75	11.05
2011	4,678	10.59	49,350	-	0.75	(11.38)
Dreyfus VIF Appreciation (a)
2015	605	9.62	5,820	-	0.75	(6.33)
2014	2,694	10.27	27,661	0.82	0.75	2.70

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Dreyfus VIF International Value
2015	35,806	8.85	317,146	2.90	0.75	(6.65)
2014	36,270	9.48	343,756	1.19	0.75	(12.87)
2013	26,809	10.88	291,725	1.87	0.75	18.13
2012	27,854	9.21	256,471	3.56	0.75	8.35
2011	39,356	8.50	334,634	2.70	0.75	(21.73)
Fidelity VIP Equity-Income (a)
2015	7,038	9.44	66,378	4.88	0.75	(7.72)
2014	199	10.23	2,043	5.29	0.75	2.30
Fidelity VIP Growth & Income (a)
2015	25,083	9.92	248,795	2.91	0.75	(6.15)
2014	4,017	10.57	42,470	3.02	0.75	5.70
Fidelity VIP Growth Opportunities (a)
2015	2,370	11.25	26,683	0.01	0.75	1.44
2014	-	11.09	-	-	0.75	10.90
Fidelity VIP High Income (a)
2015	385	8.84	3,405	13.16	0.75	(7.43)
2014	-	9.55	-	-	0.75	(4.50)
Fidelity VIP Overseas (a)
2015	6,525	9.20	60,036	3.28	0.75	(0.43)
2014	-	9.24	-	-	0.75	(7.60)
Franklin Founding Funds Allocation VIP Fund
2015	32,602	9.67	315,343	3.20	0.75	(9.71)
2014	17,073	10.71	182,855	2.61	0.75	(1.02)
2013	18,280	10.82	197,827	9.59	0.75	19.03
2012	10,195	9.09	92,607	1.79	0.75	10.99
2011	5,192	8.19	42,498	0.04	0.75	(5.32)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Franklin Income VIP Fund
2015	65,262	9.71	634,374	5.10	0.75	(10.51)
2014	99,330	10.85	1,078,221	5.66	0.75	0.84
2013	93,034	10.76	1,002,308	6.32	0.75	9.68
2012	89,716	9.81	880,963	6.06	0.75	8.52
2011	85,887	9.04	777,281	5.94	0.75	(1.42)
Franklin Mutual Global Discovery VIP Fund
2015	83,464	10.46	873,295	3.12	0.75	(7.19)
2014	86,796	11.27	978,622	2.27	0.75	1.81
2013	83,618	11.07	926,015	2.21	0.75	23.00
2012	68,284	9.00	615,284	2.59	0.75	9.09
2011	67,969	8.25	560,948	2.10	0.75	(6.46)
Franklin Small Cap Value VIP Fund
2015	29,103	10.45	304,209	0.67	0.75	(10.76)
2014	30,816	11.71	361,086	0.42	0.75	(3.14)
2013	21,528	12.09	260,501	1.22	0.75	31.27
2012	25,790	9.21	237,788	0.72	0.75	13.99
2011	30,066	8.08	243,062	0.53	0.75	(7.34)
Franklin Strategic Income VIP Fund (a)
2015	6,293	8.97	56,463	4.50	0.75	(7.43)
2014	545	9.69	5,286	-	0.75	(3.10)
Guggenheim VIF All Cap Value
2015	43,843	14.57	637,808	0.89	0.75	(8.25)
2014	43,915	15.88	696,073	-	0.75	3.66
2013	47,154	15.32	721,191	-	0.75	28.31
2012	86,220	11.94	1,028,472	-	0.75	11.28
2011	97,544	10.73	1,046,123	-	0.75	(7.90)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Alpha Opportunity (c)
2015	4,480	18.72	83,866	-	0.75	(8.19)
2014	25,712	20.39	524,243	-	0.75	5.32
2013	28,255	19.36	546,900	-	0.75	23.16
2012	29,205	15.72	459,136	-	0.75	9.17
2011	36,237	14.40	521,601	-	0.75	(1.91)
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (b)
2015	38,554	9.85	380,440	0.47	0.75	(9.55)
2014	106,772	10.89	1,163,568	0.18	0.75	(0.37)
2013	220,548	10.93	2,410,507	0.01	0.75	18.93
2012	234,897	9.19	2,159,420	-	0.75	9.54
2011	255,124	8.39	2,141,477	-	0.75	(10.74)
Guggenheim VIF CLS AdvisorOne Growth and Income (b)
2015	34,029	8.79	299,038	0.88	0.75	(7.67)
2014	53,626	9.52	510,565	0.37	0.75	(1.96)
2013	103,828	9.71	1,008,284	1.49	0.75	6.12
2012	107,256	9.15	981,662	1.61	0.75	6.64
2011	118,605	8.58	1,017,294	1.97	0.75	(3.92)
Guggenheim VIF Floating Rate Strategies (a)
2015	24,118	9.56	230,445	0.42	0.75	(2.94)
2014	-	9.85	-	-	0.75	(1.50)
Guggenheim VIF Global Managed Futures Strategy
2015	2,459	6.26	15,393	2.22	0.75	(5.15)
2014	2,205	6.60	14,558	-	0.75	8.02
2013	2,641	6.11	16,154	-	0.75	(1.29)
2012	3,435	6.19	21,179	-	0.75	(14.38)
2011	4,464	7.23	32,215	-	0.75	(12.04)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF High Yield
2015	65,820	29.65	1,951,809	10.39	0.75	(7.49)
2014	82,061	32.05	2,630,410	-	0.75	(1.26)
2013	81,412	32.46	2,643,096	-	0.75	3.44
2012	88,635	31.38	2,782,232	-	0.75	10.61
2011	95,655	28.37	2,713,828	-	0.75	(3.70)
Guggenheim VIF Large Cap Value
2015	116,167	11.56	1,343,222	1.06	0.75	(8.62)
2014	94,392	12.65	1,193,928	-	0.75	5.42
2013	82,392	12.00	988,331	-	0.75	27.12
2012	69,135	9.44	652,566	-	0.75	11.32
2011	86,934	8.48	736,906	-	0.75	(7.42)
Guggenheim VIF Long Short Equity
2015	10,126	13.45	136,110	-	0.75	(2.47)
2014	12,296	13.79	169,496	-	0.75	(0.93)
2013	14,641	13.92	203,844	-	0.75	13.08
2012	18,711	12.31	230,273	-	0.75	0.57
2011	20,593	12.24	251,975	-	0.75	(10.00)
Guggenheim VIF Macro Opportunities (a)
2015	6,549	9.58	62,741	3.60	0.75	(4.01)
2014	21,471	9.98	214,248	-	0.75	(0.20)
Guggenheim VIF Managed Asset Allocation
2015	43,943	11.19	491,755	0.86	0.75	(3.53)
2014	43,449	11.60	504,178	-	0.75	2.75
2013	51,376	11.29	579,959	-	0.75	10.15
2012	55,891	10.25	572,955	-	0.75	9.04
2011	68,118	9.40	640,002	-	0.75	(2.99)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Mid Cap Value
2015	62,290	27.07	1,684,392	0.60	0.75	(10.25)
2014	65,067	30.16	1,960,210	-	0.75	(2.77)
2013	83,762	31.02	2,596,718	-	0.75	28.39
2012	89,242	24.16	2,154,547	-	0.75	12.79
2011	100,833	21.42	2,158,233	-	0.75	(10.90)
Guggenheim VIF Money Market
2015	193,376	6.82	1,321,420	-	0.75	(3.94)
2014	206,253	7.10	1,468,639	-	0.75	(4.05)
2013	260,927	7.40	1,935,784	-	0.75	(4.27)
2012	302,478	7.73	2,341,354	-	0.75	(4.21)
2011	414,754	8.07	3,348,875	-	0.75	(4.16)
Guggenheim VIF Multi-Hedge Strategies
2015	7,198	6.90	49,714	0.71	0.75	(1.85)
2014	9,531	7.03	67,086	-	0.75	0.86
2013	13,306	6.97	92,878	-	0.75	(2.11)
2012	24,439	7.12	174,144	0.39	0.75	(1.52)
2011	47,306	7.23	342,258	-	0.75	(0.55)
Guggenheim VIF Small Cap Value
2015	14,017	29.52	413,802	-	0.75	(10.08)
2014	15,815	32.83	519,131	0.01	0.75	(5.01)
2013	26,881	34.56	928,925	-	0.75	31.76
2012	19,166	26.23	502,692	-	0.75	15.09
2011	27,326	22.79	622,667	-	0.75	(8.10)
Guggenheim VIF StylePlus Large Core
2015	28,394	7.53	214,224	1.27	0.75	(2.21)
2014	29,203	7.70	225,340	-	0.75	11.27
2013	48,466	6.92	335,934	-	0.75	24.01
2012	65,277	5.58	364,352	-	0.75	8.98
2011	96,838	5.12	496,292	-	0.75	(7.58)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF StylePlus Large Growth
2015	31,787	7.76	246,898	1.10	0.75	1.57
2014	40,116	7.64	305,457	-	0.75	11.05
2013	119,624	6.88	822,701	-	0.75	23.52
2012	126,716	5.57	705,396	-	0.75	6.70
2011	126,458	5.22	660,219	-	0.75	(7.94)
Guggenheim VIF StylePlus Mid Growth
2015	18,261	10.64	193,914	0.86	0.75	(3.80)
2014	30,861	11.06	340,841	-	0.75	8.97
2013	61,906	10.15	628,194	-	0.75	25.62
2012	72,240	8.08	583,162	-	0.75	11.60
2011	84,509	7.24	611,731	-	0.75	(7.89)
Guggenheim VIF StylePlus Small Growth
2015	12,495	7.91	98,978	0.74	0.75	(4.93)
2014	17,786	8.32	148,131	-	0.75	4.79
2013	21,819	7.94	173,349	-	0.75	36.19
2012	25,072	5.83	146,301	-	0.75	7.37
2011	27,577	5.43	149,710	-	0.75	(5.57)
Guggenheim VIF Total Return Bond
2015	128,265	10.67	1,370,360	2.22	0.75	(2.56)
2014	126,889	10.95	1,391,551	-	0.75	4.09
2013	123,738	10.52	1,303,213	-	0.75	(1.96)
2012	125,256	10.73	1,344,342	-	0.75	1.90
2011	113,920	10.53	1,199,253	-	0.75	1.35
Guggenheim VIF World Equity Income
2015	126,308	9.24	1,167,096	3.39	0.75	(4.35)
2014	165,655	9.66	1,599,911	-	0.75	1.15
2013	169,570	9.55	1,619,189	-	0.75	14.92
2012	178,913	8.31	1,486,960	-	0.75	12.30
2011	195,762	7.40	1,449,133	-	0.75	(18.95)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Ibbotson Aggressive Growth ETF Asset Allocation (a)
2015	4,418	9.31	41,106	2.50	0.75	(6.43)
2014	-	9.95	-	-	0.75	(0.50)
Ibbotson Balanced ETF Asset Allocation (a)
2015	16,421	9.38	153,884	2.82	0.75	(5.82)
2014	599	9.96	5,965	2.31	0.75	(0.40)
Ibbotson Growth ETF Asset Allocation (a)
2015	612	9.38	5,741	1.30	0.75	(6.11)
2014	596	9.99	5,957	2.01	0.75	(0.10)
Ibbotson Income and Growth ETF Asset Allocation (a)
2015	4,261	9.35	39,799	3.10	0.75	(5.27)
2014	-	9.87	-	-	0.75	(1.30)
Invesco V.I. Comstock
2015	33,429	11.75	392,609	1.29	0.75	(9.62)
2014	47,410	13.00	616,384	1.29	0.75	5.09
2013	40,394	12.37	499,732	1.45	0.75	30.62
2012	40,554	9.47	383,986	0.46	0.75	14.51
2011	15,840	8.27	130,946	1.55	0.75	(5.70)
Invesco V.I. Equity and Income
2015	138,368	12.32	1,704,451	2.13	0.75	(6.17)
2014	97,967	13.13	1,286,203	1.41	0.75	4.79
2013	96,620	12.53	1,210,691	1.39	0.75	20.25
2012	59,317	10.42	617,958	1.97	0.75	8.32
2011	61,433	9.62	591,269	1.96	0.75	(4.94)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Global Health Care
2015	10,199	21.26	216,799	-	0.75	(0.65)
2014	10,001	21.40	213,949	-	0.75	15.30
2013	20,902	18.56	387,933	0.91	0.75	35.38
2012	6,307	13.71	86,425	-	0.75	16.38
2011	6,485	11.78	76,328	-	0.75	0.17
Invesco V.I. Global Real Estate
2015	34,227	20.40	698,241	3.25	0.75	(5.16)
2014	34,052	21.51	732,184	1.92	0.75	10.42
2013	28,659	19.48	558,135	4.06	0.75	(1.07)
2012	25,977	19.69	511,380	0.52	0.75	23.37
2011	29,189	15.96	465,699	3.54	0.75	(9.93)
Invesco V.I. Government Securities
2015	243,122	9.16	2,227,572	2.20	0.75	(3.58)
2014	308,595	9.50	2,933,483	3.39	0.75	-
2013	209,717	9.50	1,992,878	3.17	0.75	(6.40)
2012	227,518	10.15	2,310,387	3.03	0.75	(1.55)
2011	222,811	10.31	2,298,168	4.01	0.75	3.72
Invesco V.I. International Growth
2015	65,598	14.83	972,721	1.37	0.75	(6.20)
2014	82,074	15.81	1,297,605	1.54	0.75	(3.60)
2013	62,362	16.40	1,022,646	1.01	0.75	14.37
2012	68,024	14.34	975,450	1.23	0.75	10.99
2011	76,755	12.92	991,559	1.38	0.75	(10.40)
Invesco V.I. Mid Cap Core Equity
2015	2,418	16.12	38,985	0.11	0.75	(7.83)
2014	14,958	17.49	261,309	-	0.75	0.34
2013	30,761	17.43	535,931	0.17	0.75	23.70
2012	156,012	14.09	2,198,282	-	0.75	6.58
2011	79,541	13.22	1,051,787	0.02	0.75	(9.95)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Mid Cap Growth
2015	20,692	11.40	236,229	-	0.75	(2.65)
2014	20,351	11.71	238,696	-	0.75	3.72
2013	28,906	11.29	326,597	0.23	0.75	31.59
2012	27,199	8.58	233,554	-	0.75	7.79
2011	29,934	7.96	238,461	-	0.75	(10.86)
Invesco V.I. Value Opportunities
2015	3,410	11.92	40,635	0.65	0.75	(13.94)
2014	21,692	13.85	300,552	1.21	0.75	2.44
2013	27,475	13.52	371,470	1.22	0.75	28.40
2012	30,175	10.53	317,827	1.32	0.75	13.23
2011	31,725	9.30	294,901	0.63	0.75	(6.91)
Ivy Funds VIP Asset Strategy (a)
2015	5,729	8.43	48,284	0.31	0.75	(11.73)
2014	-	9.55	-	-	0.75	(4.50)
Janus Aspen Enterprise
2015	35,270	14.29	503,633	0.69	0.75	-
2014	35,696	14.29	510,015	0.03	0.75	8.09
2013	74,548	13.22	985,324	0.17	0.75	27.12
2012	19,636	10.40	203,976	-	0.75	12.68
2011	15,055	9.23	138,801	-	0.75	(5.24)
Janus Aspen Janus Portfolio
2015	34,553	12.25	423,290	0.55	0.75	1.24
2014	15,237	12.10	184,610	0.22	0.75	8.62
2013	15,399	11.14	171,793	1.04	0.75	25.17
2012	9,449	8.90	84,228	0.63	0.75	13.96
2011	31,752	7.81	248,167	0.42	0.75	(9.08)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

JPMorgan Insurance Trust Core Bond Portfolio (a)
2015	65,457	9.70	635,197	2.36	0.75	(2.90)
2014	24,529	9.99	245,085	-	0.75	(0.10)
Lord Abbett Series Bond-Debenture VC (a)
2015	12,659	9.35	118,359	8.38	0.75	(5.17)
2014	-	9.86	-	-	0.75	(1.40)
Lord Abbett Series Developing Growth VC (a)
2015	91,617	9.39	860,000	-	0.75	(11.58)
2014	-	10.62	-	-	0.75	6.20
MFS VIT II Research International (b)
2015	44,005	8.42	370,620	4.27	0.75	(5.82)
2014	34,653	8.94	309,550	1.11	0.75	(10.51)
2013	51,475	9.99	513,994	1.13	0.75	14.30
2012	55,683	8.74	486,543	1.55	0.75	12.05
2011	43,620	7.80	339,892	0.80	0.75	(14.29)
MFS VIT Total Return
2015	212,220	11.39	2,417,168	2.21	0.75	(4.21)
2014	287,163	11.89	3,415,452	1.63	0.75	4.21
2013	293,031	11.41	3,343,177	1.74	0.75	14.44
2012	257,674	9.97	2,570,682	2.81	0.75	6.75
2011	255,015	9.34	2,381,106	2.61	0.75	(2.10)
MFS VIT Utilities
2015	83,133	14.63	1,216,078	2.72	0.75	(17.90)
2014	70,643	17.82	1,258,935	2.25	0.75	8.33
2013	61,922	16.45	1,018,710	2.09	0.75	15.76
2012	63,598	14.21	903,627	6.30	0.75	9.06
2011	77,710	13.03	1,012,556	3.56	0.75	2.60

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Morgan Stanley UIF Emerging Markets Equity
2015	38,165	6.79	258,965	1.19	0.75	(14.05)
2014	21,608	7.90	170,497	0.33	0.75	(8.03)
2013	22,898	8.59	196,602	1.34	0.75	(4.77)
2012	6,687	9.02	60,178	-	0.75	15.49
2011	9,344	7.81	72,916	0.74	0.75	(21.27)
Neuberger Berman AMT Socially Responsive
2015	32,753	19.64	644,179	0.28	0.75	(4.24)
2014	39,248	20.51	806,012	0.12	0.75	6.05
2013	32,648	19.34	632,232	0.40	0.75	32.38
2012	70,225	14.61	1,026,912	0.09	0.75	6.64
2011	147,865	13.70	2,026,325	0.35	0.75	(6.74)
Oppenheimer Core Bond Fund/VA
2015	37,381	6.97	259,939	5.18	0.75	(2.92)
2014	39,541	7.18	283,474	6.14	0.75	2.87
2013	27,754	6.98	193,087	4.09	0.75	(3.99)
2012	70,127	7.27	509,453	4.63	0.75	6.13
2011	66,187	6.85	452,951	5.17	0.75	3.95
Oppenheimer Global Fund/VA (a)
2015	29,323	9.90	290,295	0.50	0.75	(0.10)
2014	777	9.91	7,700	-	0.75	(0.90)
Oppenheimer Main Street Small Cap Fund/VA
2015	7,830	22.65	177,371	0.65	0.75	(9.54)
2014	8,869	25.04	222,116	0.70	0.75	7.51
2013	49,932	23.29	1,162,579	0.37	0.75	35.49
2012	21,331	17.19	366,648	0.30	0.75	13.32
2011	18,690	15.17	283,478	0.42	0.75	(5.95)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

PIMCO VIT All Asset
2015	9,018	11.50	103,325	3.02	0.75	(12.35)
2014	16,186	13.12	211,915	5.75	0.75	(3.24)
2013	11,819	13.56	159,812	4.01	0.75	(3.42)
2012	43,086	14.04	604,314	5.57	0.75	10.73
2011	31,142	12.68	394,499	6.69	0.75	(1.78)
PIMCO VIT CommodityRealReturn Strategy
2015	47,060	4.47	210,259	5.12	0.75	(28.37)
2014	36,325	6.24	226,887	0.46	0.75	(21.51)
2013	31,226	7.95	248,224	1.30	0.75	(17.79)
2012	17,055	9.67	165,017	2.50	0.75	1.47
2011	20,107	9.53	191,664	13.16	0.75	(10.93)
PIMCO VIT Emerging Markets Bond
2015	1,079	10.62	11,465	5.18	0.75	(5.93)
2014	933	11.29	10,539	4.15	0.75	(2.34)
2013	14,803	11.56	171,303	4.10	0.75	(10.46)
2012	19,364	12.91	250,204	4.64	0.75	13.35
2011	14,520	11.39	165,449	5.10	0.75	2.34
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
2015	60,467	11.95	722,835	2.53	0.75	(3.40)
2014	108,308	12.37	1,340,388	1.87	0.75	7.01
2013	96,729	11.56	1,118,055	1.99	0.75	(3.18)
2012	132,284	11.94	1,579,606	2.26	0.75	6.80
2011	134,571	11.18	1,505,124	2.11	0.75	2.76
PIMCO VIT Low Duration
2015	71,742	9.24	662,962	3.26	0.75	(3.45)
2014	87,754	9.57	839,389	1.10	0.75	(2.84)
2013	128,107	9.85	1,261,563	1.36	0.75	(3.81)
2012	96,917	10.24	992,329	2.01	0.75	1.99
2011	107,709	10.04	1,081,756	1.59	0.75	(2.62)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

PIMCO VIT Real Return
2015	173,088	10.80	1,869,919	3.74	0.75	(6.25)
2014	216,926	11.52	2,500,393	1.40	0.75	(0.78)
2013	164,634	11.61	1,911,495	1.67	0.75	(12.58)
2012	203,273	13.28	2,699,313	1.01	0.75	4.81
2011	219,337	12.67	2,780,407	2.09	0.75	7.56
PIMCO VIT Total Return (a)
2015	24,287	9.64	234,188	6.03	0.75	(3.31)
2014	11,765	9.97	117,347	2.31	0.75	(0.30)
Putnam VT Small Cap Value (a)
2015	695	9.35	6,501	0.12	0.75	(7.79)
2014	-	10.14	-	-	0.75	1.40
Royce Micro-Cap
2015	20,388	8.97	182,635	-	0.75	(15.70)
2014	54,057	10.64	574,565	-	0.75	(7.07)
2013	55,651	11.45	636,956	0.48	0.75	16.48
2012	68,112	9.83	669,088	-	0.75	3.69
2011	75,262	9.48	713,363	2.29	0.75	(15.36)
T. Rowe Price Health Sciences (a)
2015	17,718	13.41	237,666	-	0.75	8.32
2014	742	12.38	9,188	-	0.75	23.80
Templeton Developing Markets VIP Fund (a)
2015	7,643	7.11	54,390	1.04	0.75	(22.63)
2014	259	9.19	2,381	-	0.75	(8.10)
Templeton Global Bond VIP Fund (a)
2015	16,520	9.07	149,763	10.44	0.75	(7.83)
2014	2,723	9.84	26,792	-	0.75	(1.60)

(a) Prior year new subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Transparent Value Directional Allocation VI (a)
2015	-	8.79	-	-	0.75	(6.39)
2014	-	9.39	-	-	0.75	(6.10)
Western Asset Variable Global High Yield Bond
2015	11,658	10.00	116,770	3.05	0.75	(9.50)
2014	37,638	11.05	416,200	5.52	0.75	(5.15)
2013	54,763	11.65	638,378	7.00	0.75	2.10
2012	33,343	11.41	380,613	2.17	0.75	13.76
2011	232,566	10.03	2,333,355	9.06	0.75	(2.53)

(a) Prior year new subaccount. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24.                              Financial Statements and Exhibits
(a)	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015; and (2) the audited financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014.
(b)	Exhibits
(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)
(2)	Not Applicable
(3)	(a)	Distribution Agreement(ac)
(i)	Amendments Nos. 1 and 2(p)
(b)	Marketing Organization Agreement(e)
(i)	Amendment to Marketing Organization Agreement – Anti‑Money Laundering Requirement(p)
(c)	Commission Schedule (af)
(d)	Third Party Sales Agreement(i)
(4)	(a)	Individual Contract (Form FSB236 1‑05)(f)
(b)	Individual Contract – Unisex (Form FSB236 1‑05U)(f)
(c)	Alternate Withdrawal Charge Rider (Form FSB223 5‑04)(e)
(d)	IRA Endorsement (Form FSB203 5‑04)(e)
(e)	Roth IRA Endorsement (Form FSB206 5‑04)(e)
(f)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5‑04)(e)
(g)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5‑04)(e)
(h)	Annual Stepped Up Death Benefit Rider (Form FSB218 10‑01)(b)
(i)	Credit Enhancement Rider (Form FSB222 7‑02)(c)
(j)	Asset Allocation Rider (Form FSB225 10‑01)(b)
(k)	Dollar Cost Averaging Rider (Form FSB226 10‑01)(b)
(l)	Bonus Credit Endorsement (Form FSB238 7-02)(d)
(m)	Disability Rider (Form FSB220 10‑01)(b)
(n)	Tax Sheltered Annuity Endorsement (Form FSB202 R2‑97)(a)
(o)	Loan Endorsement (Form FSB221 10‑01)(e)
(5)	(a)	Individual Application (Form FSB237 (08-13)) (af)
(b)	Application Supplement (Form FSB237 SUPP A (2‑08))(r)
(c)	Application Supplement (Form FSB237 SUPP B (2‑08))(r)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(ae)
(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(h)
(7)	Automatic Reinsurance Agreement(i)
(8)	(a)	Participation Agreement – AIM(i)
(i)	Amendments Nos. 1 and 2 to Participation Agreement(i)
(ii)	Amendments No. 3 to Participation Agreement(k)
(b)	Participation Agreement – AllianceBernstein(v)
(c)	Participation Agreement – ALPS (Ibbotson) (ad)
(d)	Participation Agreement – American Century(s)
(e)	Participation Agreement – American Funds(ab)
(d)	Participation Agreement – Blackrock(ab)
(e)	Participation Agreement – Dreyfus(z)
(i)	Amendment Nos. 1, 2 and 3 to Participation Agreement(z)
(f)	Participation Agreement - Fidelity(ab)
(g)	Participation Agreement – Franklin/Templeton (ad)
(h)	Participation Agreement – Ivy(v)
(i)	Participation Agreement – Janus (q)
(j)	Participation Agreement – JPMorgan(v)
(k)	Participation Agreement – Legg Mason(u)
(l)	Participation Agreement – Lord Abbett(s)
(m)	Participation Agreement – MFS(v)
(n)	Participation Agreement – Morgan Stanley(ae)
(o)	Participation Agreement – Neuberger Berman(i)
(p)	Participation Agreement – Oppenheimer(s)
(q)	Participation Agreement – PIMCO(aa)
(i)	Amendment Nos. 1, 2, 3 and 4 to Participation Agreement(aa)
(r)	Participation Agreement – Putnam(v)
(s)	Participation Agreement – Royce Capital Fund(r)
(t)	Participation Agreement – Rydex(t)
(u)	Participation Agreement – SBL Fund(ab)
(v)	Participation Agreement – T. Rowe Price(ab)
(w)	Participation Agreement – Transparent Value(ad)
(x)	Information Sharing Agreement – AIM(m)
(y)	Information Sharing Agreement – ALPS (Ibbotson)(z)
(z)	Information Sharing Agreement – American Century(m)
(aa)	Information Sharing Agreement – American Funds(ab)
(ab)	Information Sharing Agreement – Dreyfus(m)
(ac)	Information Sharing Agreement – Fidelity(ab)
(ad)	Information Sharing Agreement – Franklin/Templeton Distributors, Inc.(v)
(ae)	Information Sharing Agreement – Ivy(z)
(af)	Information Sharing Agreement – Janus(n)
(ag)	Information Sharing Agreement – Legg Mason(r)
(ah)	Information Sharing Agreement – MFS(m)
(ai)	Information Sharing Agreement – Neuberger Berman(y)
(aj)	Information Sharing Agreement – Oppenheimer(m)
(ak)	Information Sharing Agreement – PIMCO(aa)
(al)	Information Sharing Agreement – Putnam(z)
(am)	Information Sharing Agreement – Royce(m)

(an)	Information Sharing Agreement – Rydex(m)
(ao)	Information Sharing Agreement – SBL Fund(w)
(ap)	Information Sharing Agreement – T. Rowe Price(z)
(aq)	Information Sharing Agreement – Van Kampen(m)

(9)	Opinion of Counsel (af)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of Barry G. Ward, Anthony D. Minella, John F. Guyot, Michael P. Kiley, Douglas G. Wolff, Katherine P. White, Wayne S. Diviney, Stephen A. Crane, Stephen R. Herbert and Roger S. Offermann (ae)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33‑83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑89236 (filed July 19, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2011).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.333-142084 (filed April 30, 2014)
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.333-84159 (filed April 30, 2014)
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 30, 2015)

(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 29, 2016)
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2015)

Item 25.                          Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chairman of the Board, and Chief Executive Officer
Douglas G. Wolff*	President and Director
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
Anthony D. Minella	Vice President, Chief Investment Officer and Director
Roger S. Offermann*	Vice President, Lead Actuary, and Director
Barry G. Ward*	Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Rui Guo	Vice President and Product Actuary
Susan Lacey	Vice President and Controller
Jeanne R. Slusher	Vice President and Director of Auditor
Christopher D. Swickard	Vice President, Associate General Counsel and Assistant Secretary
Joseph W. Wittrock	Vice President
Peggy S. Avey 350 Park Ave, 14th Floor New York, NY 10022	Second Vice President, Chief Administrative Officer and Assistant Secretary
Carmen R. Hill*	Second Vice President and Chief Compliance Officer
Danny D. Purcell*	Second Vice President and Valuation Actuary
Lisa Young*	Second Vice Presidnet and Assistant Treasurer
Michael Burbach*	Assistant Vice President and Assistant General Counsel
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.                          Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2015, are:
Name	Jurisdiction	Percent of Voting Securities Owned
100 N. Cresent Holdings LLC	DE	100%	by SBC Funding, LLC
100 N. Cresent LLC	DE	100%	by 100 N. Cresent Holdings LLC
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
9350 Civic Center Drive,LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Films, LLC	DE	35%	by SBC Funding, LLC
Accretive Asset Management LLC	WA	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
ACEI Holdco, LLC	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
ACS Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
ACS Nextant Holdings LLC	DE	100%	by Airborne Capital Solutions LTD
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
Adweek LLC	DE	100%	by Mediabistro Holdings LLC
AF V - VII entities	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Airborne Capital Solutions LTD	CYM	66.7%	by ACS Holdings LLC
Aircraft Asset Holdings, LP	DE	24.2%	by Guggenheim Aviation Partners, LLC
Aircraft Management Company, LLC	DE	100%	by GPFT Holdco, LLC
AMC Investor Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Amicus Investors LLC	DE	75%	by Amicus Operating Partners LLC
Amicus Operating Partners LLC	DE	50%	by Compatriot Capital, Inc.
Anchorage G Holdings, LLC	AK	100%	by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	50%	by Compatriot Capital, Inc.
		50%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Auberge Resorts Collection Fund LP	DE	0%	Mgmt. by GRE ARCF GP LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Aurify Brands, LLC	NY	39.1%	by SBC Funding, LLC
BA Seattle Aviation, LLC	KS	100%	by Security Benefit Corporation
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	0%	Mgmt. by GPIM Holdings VII, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
BCBG Max Azria Global Holdings, LLC	DE	40%	by Fashion Funding, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Biscay GSTF III, LLC	DE	100%	by GLAC Holdings, LLC
Black Cat Football, LLC	KS	100%	by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Exchange, Inc.	DE	18.6%	by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5%	by SBC Funding, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Funding, LLC	KS	100%	by Security Benefit Corporation
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100%	by Guggenheim Life and Annuity Company
CLIO Awards	DE	100%	by Mediabistro Holdings LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Community Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	100%	by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
Dark Star Media LLC	DE	100%	by DS Funding LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
DCP Funding LLC	DE	13%	by DS dcp Holdings LLC
Deferred Compensation investment entities	DE	36-100%	by GC Deferred Compensation I, LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
DLSV 2015-1, LLC	KS	100%	by Security Benefit Corporation
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
DS dcp Holdings LLC	DE	100%	by Dark Star Media LLC
DS Funding LLC	DE	100%	by EL Funding, LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media LLC
DS PGM Holdings LLC	DE	100%	by Dark Star Media LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edison IS Holdings, LLC	NJ	100%	by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100%	by GPFT Holdco, LLC
Efland Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge Services Inc.	DE	100%	by EL Funding, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by SBC Funding, LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
ELSL Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
Epic Preferred Hodlings LLC	DE	100%	by ACS Holdings LLC
EPL property holding entities	DE	100%	by Retail Investors III, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Everest Fuel Management, LLC	DE	100%	by Flight Options Holdings, Inc.
Fashion Funding, LLC	DE	100%	by GLAC Holdings, LLC
Fifth Ave GSTF II, LLC	DE	100%	by GLAC Holdings, LLC
Film Expo Group LLC	DE	100%	by Mediabistro Holdings LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
FlexJet, LLC	DE	100%	by One Sky Flight, LLC
Flight Options Holdings Inc.	DE	18%	by Epic Preferred Holdings LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
FMF Peakview LLC	DE	80%	by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Four Six Four Aircraft ABC LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
FX Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
G650 2014 Holdings, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GAOMF S/N 20272, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100%	by GFMH, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	83.3%	by GPFT Holdco, LLC
		12.9%	by Generation Financial Group, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS Funds Public Limited Company	IRL	0%	Mgmt. by GFS Management (Ireland) Limited
GFS Management (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS UCITS Fund Public Limited Compnay	IRL	0%	Mgmt. by GFS Management (Ireland) Limited
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.
		0%	Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Diversified Alpha Fund LLC	DE	0%	Mgmt. by GGT Manager LLC
GGT Global Opportunities Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT GP LLC	DE	100%	by GGT Manager LLC
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT Manager LLC	DE	100%	by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	0%	Mgmt. by GGT GP LLC
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100%	by GI Holdco II LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GIS Adminitrative Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50%	by GX 9568 Holdings I, LLC
		50%	by GX 9568 Holdings II, LLC
GM property holding companies	DE	100%	by Retail Investors III, LLC
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by Asheville Resolution Corporation
GPI3, LLC	DE	0%	Mgmt. by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VI, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VII, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VIII, Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIMH Sub, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE ARCF GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE Net Lease property holding companies	DE	67-100%	by Guggenheim Real Estate Investment Trust
		0%	Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	80-100%	by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	0%	Mgmt. by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Mgmt., LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alpha Solutions Fund, Ltd.	CYM	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	50.7%	by Aircraft Asset Holdings, LP
		39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim CA, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	35.2%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100%	by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concourse L.P.	DE	99.9%	by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdco Sub II, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100%	by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim KBBO Partners Limited	Dubai	50%	by Links Holdings LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100%	by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100%	by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	60.7%	by Guggenheim Real Estate Investment Trust
		18.6%	by Guggenheim Real Estate PLUS Trust

Name	Jurisdiction	Percent of Voting Securities Owned
		20.7%	by Guggenheim Plus L.P.
		0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	SD	0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities International Ltd	UK	100%	by Links Holdings LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100%	by GLAC Holdings, LLC
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF I and II investment entities	DE	100%	by Guggenheim Life and Annuity Company
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited

Name	Jurisdiction	Percent of Voting Securities Owned
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by IPEX LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JL property holding entities	DE	100%	by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Center Street, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Fitzhugh, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB McLean LLC	DE	39%	by Compatriot Capital, Inc.
		21.9%	by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLB Stafford Land LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Winhall, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLI property holding entities	DE	100%	by Retail Investors III, LLC
JLx3, LLC	DE	61.1%	by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100%	by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
KHCN LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100%	by LSFC entities
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LS Mc Kinney 707-01, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
LSB Funding LLC	DE	100%	by LSBF Holdings LLC
LSFC entities	DE	100%	by AF V - VII entities
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Maranon Capital, LP	DE	35%	by SBC Funding, LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
Mediabistro Holdings LLC	NY	100%	by MB Group Holdings
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	45.8%	by Guggenheim-meZocliq Holdings, LLC
MF Master Seed Co, LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7%	by VG Morrow Park Capital LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note funding 1892-2, LLC	KS	100%	by Security Benefit Corporation
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Feeder 1, L.P.	CYM	0%	Mgmt. by GPIM Holdings VIII, Ltd.
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
One Sky Flight, LLC	DE	100%	by Flight Options Holdings, Inc.
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100%	by Retail Investors III, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Conservation Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC
PD Holdings LLC	DE	100%	by SBC Funding, LLC
PGM Entertainment Group LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MG Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100%	by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6%	by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Primary issue Anchor Separate Account LLC	DE	100%	by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
RC property holding entities	DE	100%	by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100%	by SBC Funding, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors III, LLC	DE	99.5%	by Guggenheim Life and Annuity Company
		0%	Mgmt. by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8%	by ACEI Holdco, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
SA Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
Saadiyat GSTF IV, LLC	DE	100%	by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saxondale Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by SBC Funding, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors I, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors III, LLC
SB real estate holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
SBC Civic Center LLC	DE	100%	by SBC Funding, LLC
SBC Funding II, LLC	KS	100%	by EL Funding, LLC
SBC Funding, LLC	KS	100%	by Monterra Investment entities
SBC Investors LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
SBL Holdings, Inc.	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Se2Information Services Ireland Limited	Ireland	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100%	by Security Benefit Corporation
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Holdings, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sentry Funding entities	DE	100%	by Saganaw Insurance Agency, LLC
Seven Sticks CLO Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Seven Sticks, LLC	SC	100%	by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	0%	Mgmt. by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96%	by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50%	by CCI Historic, Inc.
		50%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Sojourn Aviation Company, LLC	DE	100%	by Flight Options Holdings, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebriar Commercial Finance LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebriar Finance Holdings LLC	DE	93.9%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100%	by Retail Investors III, LLC
TB Rochester 688, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Hollywood Reporter	DE	100%	by PGM Entertainment Group LLC
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Guggenheim Treasury Services, LLC
theAudience, Inc.	DE	11.4%	by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Tustin-Michelle Partners LLC	DE	100%	by Guggenheim Plus Leveraged LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8%	by Compatriot Capital, Inc.
		15.2%	by Village Green Holding LLC
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	46.7%	by CCI Historic, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
WB property holding entities	DE	100%	by Retail Investors III, LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.
As depositor of the separate accounts, FSBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust ("the Trust"), a "series" type mutual fund registered under the Investment Company Act of 1940.  An affiliate of FSBL serves as investment advisor to the Trust.  The purchasers of FSBL's variable annuity contracts investing in the Trust will have the opportunity to instruct FSBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, FSBL might be deemed to control the Trust.

Item 27.                          Number of Contracts Owners
As of February 29, 2016 there were 286 owners of Qualified Contracts and 143 owners of Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.                          Indemnification
Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:
The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnifi-cation by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.	Principal Underwriters
(a)(1)	Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.
(a)(2)	SDI also acts as principal underwriter for:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)

Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David Byrnes	President
	Susan J. Lacey	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Justin Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Kurt E. Auleta	Vice President, Sales Operations
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, and Secretary
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Kimberley A. Brown	Assistant Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$264,322[1]	$11,564[2]	$0	N/A

1  FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.
2  A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office –350 Park Ave, 14th Floor, New York, NY 100022, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.
Item 31.                              Management Services
All management contracts are discussed in Part A or Part B.

Item 32.                              Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.
(b)	Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.
(d)	First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
(e)	Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 22nd day of April 2016.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR) VARIABLE ANNUITY ACCOUNT B (THE REGISTRANT)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2016.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

By:	*
Barry G. Ward, Vice President, Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Treasurer, and Director (chief accounting officer)

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Roger S. Offermann, Vice President, Lead Actuary, and Director

By:	*
Anthony D. Minella, Vice President, Chief Investment Officer and Director

By:	*
Douglas G. Wolff, President and Director

By:	*
Katherine P. White, Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm